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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06161

Registrant Name: Allianz Funds

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: June 30, 2009

Date of Reporting Period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Allianz Funds:
Allianz Global Investors Multi-Style Fund
Allianz Global Investors Value Fund (formerly OCC Value Fund)
CCM Capital Appreciation Fund
CCM Emerging Companies Fund
CCM Focused Growth Fund
CCM Mid-Cap Fund
NACM Emerging Markets Opportunities Fund
NACM Global Fund
NACM Growth Fund
NACM Income & Growth Fund
NACM International Fund
NACM Mid Cap Growth Fund
NACM Pacific Rim Fund
NFJ All-Cap Value Fund
NFJ Dividend Value Fund
NFJ International Value Fund
NFJ Large Cap Value Fund
NFJ Mid-Cap Value Fund
NFJ Small-Cap Value Fund
OCC Equity Premium Strategy Fund
OCC Growth Fund
OCC Opportunity Fund
OCC Renaissance Fund
OCC Target Fund
RCM Biotechnology Fund
RCM Global Resources Fund
RCM Global Small-Cap Fund
RCM International Growth Equity Fund
RCM Large-Cap Growth Fund
RCM Mid-Cap Fund
RCM Small-Cap Growth Fund
RCM Strategic Growth Fund
RCM Technology Fund
RCM Wellness Fund (formerly RCM Healthcare Fund)

Schedule of Investments

Allianz Global Investors Multi-Style Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
ALLIANZ FUNDS (a)(b)—43.1%
CCM Capital Appreciation	137,509	$2,163
CCM Mid-Cap (d)	91,322	1,959
NACM International	1,569,807	22,401
NFJ Large-Cap Value	799,083	12,074
NFJ Small-Cap Value	141,950	4,077
OCC Growth (d)	78,101	1,721
OCC Opportunity (d)	284,848	4,862
OCC Renaissance	1,009,695	14,620
OCC Target (d)	134,146	2,404
RCM Large-Cap Growth	1,697,993	19,884
RCM Mid-Cap (d)	5,517,899	13,133

Total Allianz Funds (cost—$107,967)		99,298

PIMCO FUNDS (a)(c)—57.4%
Foreign Bond (U.S. Dollar-Hedged)	337,103	3,253
High Yield	734,107	5,799
Japanese StocksPLUS Total Return Strategy (d)	401,057	3,317
Short-Term	1,038,909	10,025
StocksPLUS	4,056,454	31,316
Total Return	7,621,362	78,348

Total PIMCO Funds (cost—$144,191)		132,058

Total Investments (cost—$252,158)—100.5%		231,356

Liabilities in excess of other assets—(0.5)%		(1,084)

Net Assets—100.0%		$230,272

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class shares of each Allianz fund.
(c)	Institutional Class shares of each PIMCO fund.
(d)	Non-income producing.

Fair Value Measurements–Effective July 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of obsevable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008, in valuing the Fund’s investments carried at value:

Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$231,356
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$231,356

Schedule of Investments

Allianz Global Investors Value Fund (formerly OCC Value Fund)

September 30, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—94.5%
Aerospace—2.2%
Boeing Co.	235,800	$13,523

Consumer Discretionary—7.2%
Carnival Corp., UNIT (b)	336,300	11,888
CBS Corp., Class B	800,000	11,664
CVS Corp.	87,100	2,932
Fortune Brands, Inc.	110,000	6,310
Harley-Davidson, Inc.	150,000	5,595
Johnson Controls, Inc.	210,000	6,369
Time Warner, Inc.	400,000	5,244

		50,002

Consumer Staples—7.4%
Altria Group, Inc.	639,900	12,696
Archer-Daniels-Midland Co.	535,000	11,722
Kimberly-Clark Corp.	215,000	13,941

		38,359

Energy—16.1%
Apache Corp.	120,000	12,514
Chevron Corp.	232,500	19,177
ConocoPhillips	245,300	17,968
Diamond Offshore Drilling, Inc.	128,000	13,192
Halliburton Co.	342,500	11,094
Marathon Oil Corp.	455,000	18,141
Valero Energy Corp.	177,300	5,372

		97,458

Financial Services—19.7%
Allstate Corp.	455,000	20,984
Annaly Capital Management, Inc., REIT	100,000	1,345
Bank of America Corp.	364,000	12,740
JPMorgan Chase & Co.	360,000	16,812
MetLife, Inc.	210,000	11,760
Morgan Stanley	450,000	10,350
ProLogis, REIT (b)	315,000	13,000
Prudential Financial, Inc.	187,400	13,493
Travelers Cos., Inc.	250,000	11,300
Wells Fargo & Co.	200,000	7,506

		119,290

Healthcare—11.0%
Aetna, Inc.	325,300	11,746
Cigna Corp.	165,000	5,607
Johnson & Johnson	170,000	11,778
Pfizer, Inc.	725,000	13,369
Schering-Plough Corp.	395,000	7,296
Wyeth	460,000	16,992

		66,788

Industrial—9.8%
3M Co.	97,100	6,633
Burlington Northern Santa Fe Corp.	63,000	5,823
Caterpillar, Inc.	205,000	12,218
FedEx Corp.	72,000	5,691
General Electric Co.	255,000	6,502
Waste Management, Inc.	375,000	11,809
Northrop Grumman Corp.	185,000	11,200

		59,876

Information Technology—5.1%
Hewlett-Packard Co.	145,000	6,705
International Business Machines Corp.	54,000	6,316
Microsoft Corp.	245,000	6,539
Xerox Corp.	960,000	11,068

		30,628

Materials & Processing—5.4%
Dow Chemical Co.	400,000	12,712
Freeport-McMoRan Copper & Gold, Inc.	150,000	8,528
International Paper Co.	235,000	6,152
Nucor Corp.	140,000	5,530

		32,922

Telecommunications—7.0%
AT&T, Inc.	880,000	24,569
Verizon Communications, Inc.	565,000	18,131

		42,700

Utilities—3.6%
Dominion Resources, Inc. (b)	157,000	6,716
Edison International	375,600	14,986

		21,702

Total Common Stock (cost—$623,585)		573,248

SHORT-TERM INVESTMENTS—8.1%

	Principal Amount (000s)
Collateral Invested for Securities on Loan (a)—4.2%
Abbey National Treasury,
2.00% due 10/1/08	$3,096	3,096
Barclays Bank,
6.00% due 10/1/08	748	748
BNP Paribas,
5.00% due 10/1/08	747	747
Calyon,
7.00% due 10/1/08	747	747
Danske Bank A/S,
6.00% due 10/1/08	748	748
Deutsche Bank,
0.01% due 10/1/08	3,448	3,448
DnB NOR ASA,
6.00% due 10/1/08	747	747
ING Bank NV,
2.00% due 10/1/08	3,096	3,096

Schedule of Investments

Allianz Global Investors Value Fund (formerly OCC Value Fund)

September 30, 2008 (unaudited)

	Principal Amount (000s)	Value* (000s)
Lloyds Bank,
4.00% due 10/1/08	$747	$747
Natixis,
6.00% due 10/1/08	747	747
Nordea Bank PLC,
3.50% due 10/1/08	747	747
Royal Bank of Scotland PLC,
7.00% due 10/1/08	747	747
Societe Generale,
0.01% due 10/1/08	2,756	2,756
Svenska Handelsbanken,
3.00% due 10/1/08	3,096	3,096
UBS AG,
2.75% due 10/1/08	3,096	3,096

		25,313

Repurchase Agreement—3.9%
State Street Bank & Trust Co., dated 9/30/08, 1.25%, due 10/1/08, proceeds $23,532; collateralized by Fannie Mae, 4.33% due 7/28/11, valued at $13,807 including accrued interest, Federal Home Loan Bank, 3.75%, due 8/18/09, valued at $2,570 including accrued interest and Federal Home Loan Bank Discount Notes, 2.657%- 2.762%, due 11/21/08-7/13/09, valued at $7,628 including accrued interest (cost—$23,531)	23,531	23,531

Total Short-Term Investments (cost—$48,844)		48,844

Total Investments (cost—$672,429)—102.6%		622,092

Liabilities in excess of other assets—(2.6)%		(15,590)

Net Assets—100.0%		$606,502

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities purchased with cash proceeds from securities on loan.
(b)	All or portion of securities on loan with an aggregate market value of $24,673; cash collateral of $25,231 was received with which the Fund purchased short-term investments.

Glossary:

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Fair Value Measurements–Effective July 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of obsevable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008, in valuing the Fund’s investments carried at value:

Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$573,248
Level 2 - Other Significant Observable Inputs	48,844
Level 3 - Significant Unobservable Inputs	—

Total	$622,092

Schedule of Investments

CCM Capital Appreciation Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.8%
Aerospace—2.3%
General Dynamics Corp.	117,655	$8,662
Lockheed Martin Corp.	179,530	19,689

		28,351

Building/Construction—1.1%
Foster Wheeler Ltd. (c)	393,070	14,193

Capital Goods—2.2%
Honeywell International, Inc.	373,770	15,530
SPX Corp.	147,010	11,320

		26,850

Chemicals—2.7%
CF Industries Holdings, Inc.	56,760	5,191
Monsanto Co.	166,830	16,513
Mosaic Co.	178,460	12,139

		33,843

Consumer Discretionary—1.2%
McDonald’s Corp.	251,580	15,522

Consumer Services—4.7%
Accenture Ltd., Class A	572,260	21,746
Apollo Group, Inc., Class A (c)	300,780	17,836
Western Union Co.	731,640	18,050

		57,632

Consumer Staples—9.5%
Avon Products, Inc.	396,300	16,474
Bunge Ltd. (e)	199,790	12,623
General Mills, Inc.	311,080	21,377
Kroger Co.	628,640	17,275
Philip Morris International, Inc.	364,980	17,556
Procter & Gamble Co.	241,180	16,808
SYSCO Corp.	487,650	15,034

		117,147

Electronics—2.6%
Amphenol Corp., Class A	433,150	17,386
Tyco International Ltd.	406,670	14,241

		31,627

Energy—12.2%
Apache Corp.	158,250	16,502
El Paso Corp.	1,094,280	13,963
ENSCO International, Inc.	283,140	16,317
First Solar, Inc. (c)	66,650	12,591
FMC Technologies, Inc. (c)(e)	282,620	13,156
Hess Corp.	201,700	16,556
National-Oilwell Varco, Inc. (c)	121,090	6,082
Occidental Petroleum Corp.	232,690	16,393
Peabody Energy Corp.	259,680	11,686
Southwestern Energy Co. (c)	500,260	15,278
Williams Cos., Inc.	535,390	12,662

		151,186

Financial Services—5.5%
Hudson City Bancorp, Inc.	919,610	16,967
Northern Trust Corp.	265,350	19,158
TD Ameritrade Holding Corp. (c)	888,890	14,400
Unum Group	692,450	17,381

		67,906

Healthcare—15.8%
Abbott Laboratories	446,590	25,715
Amgen, Inc. (c)	249,340	14,778
Baxter International, Inc.	237,600	15,594
Biogen Idec, Inc. (c)	307,520	15,465
C.R. Bard, Inc.	190,070	18,032
Covidien Ltd.	326,440	17,549
Express Scripts, Inc. (c)	229,500	16,942
Johnson & Johnson	287,770	19,937
Pfizer, Inc.	867,450	15,996
St. Jude Medical, Inc. (c)	429,500	18,679
Varian Medical Systems, Inc. (c)	293,670	16,777

		195,464

Materials & Processing—3.8%
Cleveland-Cliffs, Inc.	91,930	4,867
International Paper Co.	540,550	14,152
Nucor Corp. (e)	318,820	12,593
Sherwin-Williams Co.	263,660	15,071

		46,683

Multi-Media—1.3%
Walt Disney Co.	545,820	16,751

Oil & Gas—1.4%
Exxon Mobil Corp.	231,700	17,994

Retail—4.4%
GameStop Corp., Class A (c)	492,470	16,848
Gap, Inc.	1,147,920	20,410
TJX Cos., Inc.	554,100	16,911

		54,169

Technology—24.5%
Activision Blizzard, Inc. (c)	968,500	14,944
Adobe Systems, Inc. (c)	512,050	20,211
American Tower Corp., Class A (c)	477,000	17,158
Analog Devices, Inc.	556,870	14,673
Broadcom Corp., Class A (c)	726,030	13,526
CA, Inc.	741,300	14,796
DirecTV Group, Inc. (c)(e)	729,530	19,092
Emerson Electric Co.	420,760	17,163
Hewlett-Packard Co.	396,150	18,318
International Business Machines Corp.	237,120	27,734
Juniper Networks, Inc. (c)	660,530	13,917
Marvell Technology Group Ltd. (c)	1,428,350	13,284

Schedule of Investments

CCM Capital Appreciation Fund

September 30, 2008 (unaudited)

	Shares		Value* (000s)
MasterCard, Inc., Class A	56,070		$9,943
Oracle Corp. (c)	966,580		19,631
QUALCOMM, Inc.	391,800		16,836
Symantec Corp. (c)	764,620		14,971
Thermo Fisher Scientific, Inc. (c)	346,240		19,043
Xilinx, Inc.	767,820		18,005

			303,245

Transportation—2.6%
Norfolk Southern Corp.	236,830		15,681
Southwest Airlines Co.	1,143,510		16,592

			32,273

Total Common Stock (cost—$1,337,588)			1,210,836

SHORT-TERM INVESTMENTS—6.0%

	Principal Amount (000s)
Collateral Invested for Securities on Loan (d)—3.3%
Axon Financial Funding LLC, FRN (a)(b)(f)(g)(h)(i)†
2.54%	$10,000		7,290
2.56%	5,000		3,645
Barclays Bank,
6.00% due 10/1/08	2,904		2,904
BNP Paribas,
5.00% due 10/1/08	2,904		2,904
Calyon,
7.00% due 10/1/08	2,904		2,904
Danske Bank A/S,
6.00% due 10/1/08	1,678		1,678
DnB NOR ASA,
6.00% due 10/1/08	2,904		2,904
Gryphon Funding Ltd. (f)(h)(j)†
zero coupon	10,429	*	5,569
Lloyds Bank,
4.00% due 10/1/08	2,904		2,904
Natixis,
6.00% due 10/1/08	2,904		2,904
Nordea Bank PLC,
3.50% due 10/1/08	2,904		2,904
Royal Bank of Scotland PLC,
7.00% due 10/1/08	2,904		2,904

			41,416

Repurchase Agreement—2.7%
State Street Bank & Trust Co., dated 9/30/08, 1.25%, due 10/1/08, proceeds $32,828; collateralized by Fannie Mae, 4.33%, due 7/28/11, valued at $33,486 including accrued interest (cost—$32,827)	32,827		32,827

Total Short-Term Investments (cost—$82,098)			74,243

Total Investments (cost—$1,419,686)—103.8%			1,285,079

Liabilities in excess of other assets—(3.8)%			(47,322)

Net Assets—100.0%			$1,237,757

Notes to Schedule of Investments

(amounts in thousands):

†	On April 7, 2008, The Bank of New York issued an irrevocable letter of credit (the “LOC”) to the Allianz Funds (the “Trust”) on behalf of this Fund and other Funds that hold securities of Axon Financial Funding LLC (“Axon”) and/or Gryphon Funding Limited (formerly SIV Portfolio PLC and prior to that, Cheyne Finance LLC, “Gryphon Notes”), as investments of collateral for securities on loan under the Trust’s securities lending program. The LOC is designed to provide financial support to the Fund with the result that the Fund is effectively valuing each Axon and Gryphon Notes position at its full principal amount, taking into account the fair value being used for each such position together with a receivable to each Fund associated with the position under the LOC. The LOC was arranged for by an affiliate of the Trust’s investment manager at no cost to the Trust or the Funds.
*	Represents Notional Principal Amount

Schedule of Investments

CCM Capital Appreciation Fund

September 30, 2008 (unaudited)

(a)	144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Security in default.
(c)	Non-income producing.
(d)	Securities purchased with cash proceeds from securities on loan.
(e)	All or portion of securities on loan with an aggregate market value of $47,363; cash collateral of $49,146 was received with which the Fund purchased short-term investments.
(f)	Illiquid security.
(g)	Issuer of the security is in the process of restructuring. At September 30, 2008, the maturity date for the payment of the principal was undetermined.
(h)	Fair valued security.
(i)	Security issued by a structured investment vehicle (“SIV”).
(j)	No stated maturity date.

Glossary:

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2008.

Fair Value Measurements–Effective July 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008, in valuing the Fund’s investments carried at value:

Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$1,210,836
Level 2 - Other Significant Observable Inputs	57,739
Level 3 - Significant Unobservable Inputs	16,504

Total	$1,285,079

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of September 30, 2008, were as follows:

Investments in Securities
Beginning balance, 6/30/08	$19,589
Net purchases (sales) and settlements	—
Accrued discounts (premiums)	—
Total realized and unrealized gain (loss)	(3,085)
Transfers in and/or out of Level 3	—

Ending balance, 9/30/08	$16,504

Schedule of Investments

CCM Emerging Companies Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—96.4%
Capital Goods—5.9%
AZZ, Inc. (a)(c)	67,470	$2,791
Chart Industries, Inc. (a)	48,290	1,379
DXP Enterprises, Inc. (a)	34,980	1,865
Koppers Holdings, Inc.	48,980	1,833
Polypore International, Inc. (a)	74,900	1,611
Robbins & Myers, Inc.	43,450	1,344

		10,823

Chemicals—2.6%
NewMarket Corp.	24,120	1,268
Sensient Technologies Corp.	92,940	2,614
Symyx Technologies, Inc. (a)	91,190	904

		4,786

Commercial Services—5.0%
American Public Education, Inc. (a)	52,720	2,545
Bowne & Co., Inc.	117,400	1,356
CoStar Group, Inc. (a)	36,680	1,665
Exponent, Inc. (a)	49,329	1,632
K12, Inc. (a)	69,570	1,844

		9,042

Consumer Discretionary—10.8%
AgFeed Industries, Inc. (a)(c)	191,050	1,509
Buckle, Inc.	24,820	1,379
CEC Entertainment, Inc. (a)	58,500	1,942
Deckers Outdoor Corp. (a)	18,090	1,883
Einstein Noah Restaurant Group, Inc. (a)	130,610	1,317
Hibbett Sports, Inc. (a)(c)	82,120	1,644
Jo-Ann Stores, Inc. (a)	67,170	1,409
New York & Co., Inc. (a)	204,310	1,949
RC2 Corp. (a)	68,770	1,376
Stage Stores, Inc.	110,780	1,513
True Religion Apparel, Inc. (a)(c)	78,930	2,040
Unifirst Corp.	41,360	1,782

		19,743

Consumer Services—4.0%
Emergency Medical Services Corp., Class A (a)(c)	55,760	1,666
Forrester Research, Inc. (a)	50,430	1,479
Interactive Data Corp.	61,140	1,542
TNS, Inc. (a)	135,590	2,626

		7,313

Consumer Staples—5.9%
Diamond Foods, Inc.	61,330	1,719
Green Mountain Coffee Roasters, Inc. (a)(c)	54,770	2,155
Inter Parfums, Inc. (c)	153,610	2,083
Spartan Stores, Inc. (c)	116,230	2,892
TreeHouse Foods, Inc. (a)	64,730	1,922

		10,771

Energy—6.4%
Callon Petroleum Co. (a)	83,920	1,513
Concho Resources, Inc. (a)	57,410	1,585
Lufkin Industries, Inc.	21,430	1,701
Newpark Resources (a)	232,760	1,699
Rosetta Resources, Inc. (a)	41,310	758
T-3 Energy Services, Inc. (a)	29,100	1,080
Warren Resources, Inc. (a)	136,640	1,364
Willbros Group, Inc. (a)(c)	76,790	2,035

		11,735

Environmental Services—3.2%
American Ecology Corp.	70,960	1,963
Calgon Carbon Corp. (a)(c)	104,150	2,121
Darling International, Inc. (a)	156,220	1,736

		5,820

Financial Services—8.5%
Amerisafe, Inc. (a)	145,945	2,656
Amtrust Financial Services Inc	112,190	1,525
Encore Capital Group, Inc. (a)(c)	175,260	2,401
FPIC Insurance Group, Inc. (a)	21,062	1,082
LTC Properties, Inc., REIT	62,240	1,825
MainSource Financial Group, Inc. (c)	104,500	2,048
NBT Bancorp, Inc.	74,000	2,214
WSFS Financial Corp.	29,650	1,779

		15,530

Healthcare—11.3%
Conmed Corp. (a)(c)	92,840	2,971
CryoLife, Inc. (a)(c)	117,500	1,541
Genoptix, Inc. (a)	49,430	1,615
Kensey Nash Corp. (a)	50,530	1,590
Merit Medical Systems, Inc. (a)	91,490	1,717
PetMed Express, Inc. (a)	127,270	1,998
Questcor Pharmaceuticals, Inc. (a)	218,060	1,603
Quidel Corp. (a)	121,090	1,987
SonoSite, Inc. (a)(c)	64,880	2,037
US Physical Therapy, Inc. (a)	88,400	1,535
Vital Signs, Inc.	27,440	2,028

		20,622

Insurance—2.1%
American Physicians, Inc.	47,240	2,000
Navigators Group, Inc. (a)	31,540	1,829

		3,829

Materials & Processing—3.0%
Furmanite Corp. (a)	195,040	2,016
Olympic Steel, Inc.	40,210	1,186
Rock-Tenn Co., Class A	33,290	1,331
Universal Stainless & Alloy (a)	35,650	911

		5,444

Schedule of Investments

CCM Emerging Companies Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
Technology—21.3%
AsiaInfo Holdings, Inc. (a)	180,990	$1,662
Axsys Technologies, Inc. (a)	34,140	2,012
Computer Programs & Systems, Inc.	65,080	1,884
DivX, Inc. (a)	121,690	787
EMS Technologies, Inc. (a)	86,360	1,927
EnerSys (a)(c)	82,970	1,635
Harmonic, Inc. (a)	213,130	1,801
iGate Corp. (a)	189,760	1,645
Interwoven, Inc. (a)	208,350	2,942
Monolithic Power Systems, Inc. (a)	108,280	1,881
Multi-Fineline Electronix, Inc. (a)(c)	104,200	1,541
Neutral Tandem, Inc. (a)	94,280	1,748
Pericom Semiconductor Corp. (a)	111,170	1,167
Phoenix Technologies Ltd. (a)	148,500	1,187
Powell Industries, Inc. (a)	49,980	2,040
S1 Corp. (a)	180,290	1,103
Sapient Corp. (a)	207,900	1,545
Seachange International, Inc. (a)	166,080	1,604
SYNNEX Corp. (a)(c)	106,140	2,371
Techwell, Inc. (a)	141,220	1,332
Ultratech, Inc. (a)	82,170	994
Volterra Semiconductor Corp. (a)(c)	119,850	1,526
Websense, Inc. (a)(c)	109,980	2,458

		38,792

Transportation—3.6%
Forward Air Corp. (c)	51,970	1,415
Fuel System Solutions, Inc. (a)	57,260	1,973
Saia, Inc. (a)	94,080	1,249
Textainer Group Holdings Ltd.	124,380	1,889

		6,526

Utilities—2.8%
El Paso Electric Co. (a)	106,090	2,228
South Jersey Industries, Inc.	80,030	2,857

		5,085

Total Common Stock (cost—$183,225)		175,861

SHORT-TERM INVESTMENTS—21.7%

	Principal Amount (000s)
Collateral Invested for Securities on Loan (b)—13.6%
Abbey National Treasury,
2.00% due 10/1/08	$2,081	2,081
Barclays Bank,
6.00% due 10/1/08	1,305	1,305
BNP Paribas,
5.00% due 10/1/08	1,305	1,305
Calyon,
7.00% due 10/1/08	1,305	1,305
Danske Bank A/S,
6.00% due 10/1/08	1,105	1,105
Deutsche Bank,
0.01% due 10/1/08	2,738	2,738
DnB NOR ASA,
6.00% due 10/1/08	1,305	1,305
ING Bank NV,
2.00% due 10/1/08	2,080	2,080
Lloyds Bank,
4.00% due 10/1/08	1,305	1,305
Natixis,
6.00% due 10/1/08	1,305	1,305
Nordea Bank PLC,
3.50% due 10/1/08	1,305	1,305
Royal Bank of Scotland PLC,
7.00% due 10/1/08	1,305	1,305
Societe Generale,
0.01% due 10/1/08	2,189	2,189
Svenska Handelsbanken,
3.00% due 10/1/08	2,081	2,081
UBS AG,
2.75% due 10/1/08	2,081	2,081

		24,795

Repurchase Agreement—8.1%
State Street Bank & Trust Co., dated 9/30/08, 1.25%, due 10/1/08, proceeds $14,763; collateralized by Fannie Mae, 4.33%, due 7/28/11, valued at $15,059 including accrued interest (cost—$14,762)	14,762	14,762

Total Short-Term Investments (cost—$39,557)		39,557

Total Investments (cost—$222,782)—118.1%		215,418

Liabilities in excess of other assets—(18.1)%		(33,037)

Net Assets—100.0%		$182,381

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.
(b)	Securities purchased with cash proceeds from securities on loan.
(c)	All or portion of securities on loan with an aggregate market value of $22,905; cash collateral of $23,696 was received with which the Fund purchased short-term investments.

Glossary:

REIT—Real Estate Investment Trust

Fair Value Measurements–Effective July 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008, in valuing the Fund’s investments carried at value:

Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$175,861
Level 2 - Other Significant Observable Inputs	39,557
Level 3 - Significant Unobservable Inputs	—

Total	$215,418

Schedule of Investments

CCM Focused Growth Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.0%
Aerospace—3.3%
Lockheed Martin Corp.	34,150	$3,745

Capital Goods—2.4%
Honeywell International, Inc.	64,680	2,687

Chemicals—4.5%
Monsanto Co.	28,820	2,852
Terra Industries, Inc.	74,580	2,193

		5,045

Consumer Discretionary—10.1%
McDonald’s Corp.	46,850	2,890
Ross Stores, Inc.	77,310	2,846
TJX Cos., Inc.	102,020	3,114
Urban Outfitters, Inc. (a)	81,620	2,601

		11,451

Consumer Services—6.2%
Accenture Ltd., Class A	96,020	3,649
Apollo Group, Inc., Class A (a)	56,380	3,343

		6,992

Consumer Staples—8.2%
Avon Products, Inc.	75,120	3,123
HJ Heinz Co.	59,600	2,978
Procter & Gamble Co.	45,270	3,155

		9,256

Energy—13.9%
ENSCO International, Inc.	49,680	2,863
First Solar, Inc. (a)	11,270	2,129
Hess Corp.	34,980	2,871
Massey Energy Co.	74,980	2,675
Southwestern Energy Co. (a)	93,420	2,853
Williams Cos., Inc.	99,990	2,365

		15,756

Financial Services—3.0%
Northern Trust Corp.	47,780	3,450

Healthcare—8.5%
Abbott Laboratories	60,270	3,470
Baxter International, Inc.	49,960	3,279
St. Jude Medical, Inc. (a)	66,030	2,872

		9,621

Materials—2.1%
Nucor Corp.	59,540	2,352

Multi-Media—2.3%
Walt Disney Co.	83,880	2,574

Technology—31.1%
Activision Blizzard, Inc. (a)	181,910	2,807
American Tower Corp., Class A (a)	79,180	2,848
Broadcom Corp., Class A (a)	132,240	2,464
CA, Inc.	134,470	2,684
DIRECTV Group, Inc. (a)	111,600	2,921
Emerson Electric Co.	63,880	2,606
Hewlett-Packard Co.	61,130	2,827
International Business Machines Corp.	31,340	3,665
Oracle Corp. (a)	165,360	3,358
Symantec Corp. (a)	143,510	2,810
Thermo Fisher Scientific, Inc. (a)	58,180	3,200
Xilinx, Inc.	126,960	2,977

		35,167

Transportation—2.4%
Union Pacific Corp.	38,870	2,766

Total Common Stock (cost—$124,631)		110,862

	Principal Amount (000s)
Repurchase Agreement—1.5%
State Street Bank & Trust Co., dated 9/30/08, 1.25%, due 10/1/08, proceeds $1,772; collateralized by Freddie Mac Discount Note, 2.883%, due 11/17/08, valued at $1,808 including accrued interest (cost—$1,772)	$1,772	1,772

Total Investments (cost—$126,403)—99.5%		112,634

Other assets less liabilities—0.5%		523

Net Assets—100.0%		$113,157

Notes to Schedule of Investments:

(a)	Non-income producing.

Fair Value Measurements–Effective July 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008, in valuing the Fund’s investments carried at value:

Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$110,862
Level 2 - Other Significant Observable Inputs	1,772
Level 3 - Significant Unobservable Inputs	—

Total	$112,634

Schedule of Investments

CCM Mid-Cap Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.2%
Aerospace—1.5%
Alliant Techsystems, Inc. (c)	179,051	$16,820

Capital Goods—8.6%
Fluor Corp.	186,550	10,391
Foster Wheeler Ltd. (c)	355,862	12,850
Gardner Denver, Inc. (c)	419,514	14,566
Joy Global, Inc.	354,240	15,990
Snap-On, Inc. (e)	272,830	14,367
SPX Corp.	151,800	11,689
Teleflex, Inc.	235,170	14,931

		94,784

Chemicals—3.0%
CF Industries Holdings, Inc.	107,480	9,830
FMC Corp.	271,603	13,958
Terra Industries, Inc.	297,410	8,744

		32,532

Commercial Services—2.6%
ITT Educational Services, Inc. (c)(e)	197,140	15,951
SAIC, Inc. (c)	632,640	12,798

		28,749

Consumer Discretionary—12.4%
Central European Distribution Corp. (c)(e)	293,690	13,337
Family Dollar Stores, Inc.	570,360	13,518
GameStop Corp., Class A (c)	444,712	15,214
John Wiley & Sons, Inc., Class A	380,158	15,377
Ross Stores, Inc.	395,350	14,553
Tiffany & Co. (e)	405,530	14,404
TJX Cos., Inc.	515,520	15,734
Urban Outfitters, Inc. (c)(e)	570,017	18,166
Yum! Brands, Inc. (e)	486,975	15,880

		136,183

Consumer Services—1.7%
Hewitt Associates, Inc., Class A (c)	523,732	19,085

Consumer Staples—3.8%
Bunge Ltd. (e)	177,760	11,231
Church & Dwight Co., Inc. (e)	231,620	14,381
HJ Heinz Co.	313,730	15,677

		41,289

Diversified Manufacturing—1.3%
Brink’s Co.	238,304	14,541

Electronics—1.1%
Trimble Navigation Ltd. (c)(e)	447,530	11,573

Energy—9.6%
Cimarex Energy Co.	312,695	15,294
Dresser-Rand Group, Inc. (c)	445,600	14,023
FMC Technologies, Inc. (c)(e)	316,138	14,716
Helmerich & Payne, Inc.	349,455	15,093
Noble Corp.	320,477	14,069
Pride International, Inc. (c)	421,235	12,473
Southwestern Energy Co. (c)	352,730	10,772
Walter Industries, Inc.	190,620	9,045

		105,485

Financial Services—5.7%
Hudson City Bancorp, Inc.	902,157	16,645
Janus Capital Group, Inc. (e)	603,290	14,648
Nasdaq Stock Market, Inc. (c)(e)	510,795	15,615
Northern Trust Corp.	225,324	16,268

		63,176

Healthcare—11.1%
C.R. Bard, Inc.	163,046	15,468
DENTSPLY International, Inc.	437,680	16,430
Herbalife Ltd. (e)	376,900	14,895
Invitrogen Corp. (c)	406,450	15,364
Omnicare, Inc.	569,260	16,378
St. Jude Medical, Inc. (c)	373,237	16,232
Universal Health Services, Inc., Class B	231,350	12,963
Varian Medical Systems, Inc. (c)	246,490	14,082

		121,812

Industrial—1.2%
AGCO Corp. (c)	321,015	13,678

Insurance—4.6%
Arch Capital Group Ltd. (c)	239,157	17,466
PartnerRe Ltd.	210,470	14,331
Unum Group	725,284	18,204

		50,001

Machinery—0.9%
Flowserve Corp.	112,392	9,977

Materials & Processing—2.2%
AK Steel Holding Corp.	389,975	10,108
Timken Co.	498,220	14,125

		24,233

Retail—6.2%
Advance Auto Parts, Inc.	435,240	17,262
BJ’s Wholesale Club, Inc. (c)	458,423	17,814
Burger King Holdings, Inc.	618,450	15,189
Dollar Tree Stores, Inc. (c)	502,900	18,285

		68,550

Technology—18.3%
Activision Blizzard, Inc. (c)	893,202	13,782
Affiliated Computer Services, Inc., Class A (c)	330,852	16,751

Schedule of Investments

CCM Mid-Cap Fund

September 30, 2008 (unaudited)

	Shares		Value* (000s)
Altera Corp.	889,620		$18,397
Ametek, Inc.	378,420		15,428
Amphenol Corp., Class A	418,647		16,805
Broadcom Corp., Class A (c)	701,060		13,061
Brocade Communications Systems, Inc. (c)	2,634,310		15,332
Dolby Laboratories, Inc., Class A (c)	389,510		13,707
Marvell Technology Group Ltd. (c)	1,273,230		11,841
Metavante Technologies, Inc. (c)	754,240		14,527
National Semi-conductor Corp.	705,080		12,134
NII Holdings, Inc., Class B (c)	304,170		11,534
ON Semi-conductor Corp. (c)(e)	2,072,070		14,007
Waters Corp. (c)	239,140		13,913

			201,219

Transportation—1.2%
Kansas City Southern (c)(e)	303,770		13,475

Utilities—1.2%
Energen Corp.	288,465		13,062

Total Common Stock (cost—$1,234,026)			1,080,224

SHORT-TERM INVESTMENTS—8.7%

	Principal Amount (000s)
Collateral Invested for Securities on Loan (d)—5.4%
Abbey National Treasury,
2.00% due 10/1/08	$1,106		1,106
Axon Financial Funding LLC, FRN (a)(b)(f)(g)(h)(i)†
2.438%	7,000		5,103
2.54%	10,000		7,290
Barclays Bank,
6.00% due 10/1/08	4,339		4,339
BNP Paribas,
5.00% due 10/1/08	4,339		4,339
Calyon,
7.00% due 10/1/08	4,339		4,339
Danske Bank A/S,
6.00% due 10/1/08	2,298		2,298
Deutsche Bank,
0.01% due 10/1/08	357		357
DnB NOR ASA,
6.00% due 10/1/08	4,339		4,339
Gryphon Funding Ltd., (f)(h)(j)†
zero coupon	10,429	*	5,569
ING Bank NV,
2.00% due 10/1/08	1,106		1,106
Lloyds Bank,
4.00% due 10/1/08	4,339		4,339
Natixis,
6.00% due 10/1/08	4,339		4,339
Nordea Bank PLC,
3.50% due 10/1/08	4,339		4,339
Royal Bank of Scotland PLC,
7.00% due 10/1/08	4,339		4,339
Societe Generale,
0.01% due 10/1/08	286		286
Svenska Handelsbanken,
3.00% due 10/1/08	1,106		1,106
UBS AG,
2.75% due 10/1/08	1,106		1,106

			60,039

Repurchase Agreement—3.3%
State Street Bank & Trust Co., dated 9/30/08, 1.25%, due 10/1/08, proceeds $36,509; collateralized by Freddie Mac Discount Note, 2.883%, due 11/17/08, valued at $37,240 including accrued interest (cost—$36,508)	36,508		36,508

Total Short-Term Investments (cost—$104,944)			96,547

Total Investments (cost—$1,338,970)—106.9%			1,176,771

Liabilities in excess of other assets—(6.9)%			(76,137)

Net Assets—100.0%			$1,100,634

Notes to Schedule of Investments

(amounts in thousands):

†	On April 7, 2008, The Bank of New York issued an irrevocable letter of credit (the “LOC”) to the Allianz Funds (the “Trust”) on behalf of this Fund and other Funds that hold securities of Axon Financial Funding LLC (“Axon”) and/or Gryphon Funding Limited (formerly SIV Portfolio PLC and prior to that, Cheyne Finance LLC, “Gryphon Notes”), as investments of collateral for securities on loan under the Trust’s securities lending program. The LOC is designed to provide to financial support to the Fund with the result that the Fund is effectively valuing each Axon and Gryphon Notes position at its full principal amount, taking into account the fair value being used for each such position together with a receivable to the position Fund associated with the position under the LOC. The LOC was arranged for by an affiliate of the Trust’s investment manager at no cost to the Trust or the Funds.

Schedule of Investments

CCM Mid-Cap Fund

September 30, 2008 (unaudited)

*	Represent Notional Principal Amount
(a)	144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Security in default.
(c)	Non-income producing.
(d)	Securities purchased with cash proceeds from securities on loan.
(e)	All or portion of securities on loan with an aggregate market value of $66,094; cash collateral of $68,238 was received with which the Fund purchased short-term investments.
(f)	Illiquid security.
(g)	Issuer of the security is in the process of restructuring. At September 30, 2008, the maturity date for the payment of the principal was undetermined.
(h)	Fair-valued security.
(i)	Security issued by a structured investment vehicle (“SIV”).
(j)	No stated maturity date.

Glossary:

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2008.

Fair Value Measurements–Effective July 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008, in valuing the Fund’s investments carried at value:

Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$1,080,224
Level 2 - Other Significant Observable Inputs	78,585
Level 3 - Significant Unobservable Inputs	17,962

Total	$1,176,771

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of September 30, 2008, were as follows:

Investments in Securities
Beginning balance, 6/30/08	$21,231
Net purchases (sales) and settlements	—
Accrued discounts (premiums)	—
Total realized and unrealized gain (loss)	(3,269)
Transfers in and/or out of Level 3	—

Ending balance, 9/30/08	$17,962

Schedule of Investments

NACM Emerging Markets Opportunities Fund

September 30, 2008 (unaudited)

		Value* (000s)
	Shares
COMMON STOCK—91.4%
Argentina—0.7%
Petrobras Energia Participaciones S.A. ADR, Class B	68,700	$676

Brazil—14.0%
Banco Itau Holding Financeira S.A. ADR	66,300	1,160
Brasil Telecom Part S.A. ADR	18,300	894
Centrais Eletricas Brasileiras S.A.	100,000	1,487
Cia de Saneamento de Minas Gerais	28,500	300
Petroleo Brasileiro S.A. ADR	75,200	3,305
Petroleo Brasileiro S.A. ADR, Class A	128,200	4,797
Tele Norte Leste Participacoes S.A. ADR	112,800	1,970
Unibanco—Uniao de Bancos Brasileiros S.A. GDR	4,300	434

		14,347

China—11.7%
Bank of China Ltd.	3,362,000	1,303
Bank of Communications Co., Ltd.	1,067,000	972
China Construction Bank Corp.	6,008,200	4,009
China COSCO Holdings Co., Ltd., Class H	574,500	524
China Life Insurance Co., Ltd.	317,000	1,181
China Merchants Bank Co., Ltd.	136,500	329
Dongfeng Motor Group Co., Ltd.	646,000	238
Industrial & Commercial Bank of China	3,137,000	1,896
Tencent Holdings Ltd.	159,600	1,166
Yanzhou Coal Mining Co., Ltd.	282,000	291

		11,909

Colombia—1.3%
BanColombia S.A.	50,703	362
Ecopetrol S.A.	811,888	952

		1,314

Egypt—1.0%
Orascom Construction Industries	17,812	1,022

Hong Kong—4.0%
BOC Hong Kong Holdings Ltd.	739,000	1,321
Chaoda Modern Agriculture	678,000	573
China Agri-Industries Holdings Ltd. (b)	1,046,000	548
China Pharmaceutical Group Ltd.	900,000	294
China Unicom Ltd.	142,000	214
CNOOC Ltd.	1,033,000	1,160

		4,110

India—0.4%
Infosys Technologies Ltd. ADR	10,800	359

Indonesia—0.3%
PT Bank Central Asia Tbk	960,000	316

Israel—4.8%
Bank Leumi Le-Israel BM	437,881	1,490
Bezeq Israeli Telecommunication Corp. Ltd.	193,481	343
Israel Chemicals Ltd.	143,593	2,004
Israel Corp. Ltd.	1,519	1,098

		4,935

Kuwait—1.4%
Global Investment House KSCC GDR (b)	96,057	1,393

Malaysia—0.4%
Kulim Malaysia Bhd	145,900	235
Lion Industries Corp. Bhd	571,300	211

		446

Mexico—5.3%
Alfa S.A. de C.V., Class A	143,500	646
Fomento Economico Mexicano S.A.B. de C.V., Ser. B, UNIT	396,600	1,517
Grupo Carso S.A.B. de C.V., Ser. A1	84,600	323
Grupo Mexico S.A. de C.V., Ser. B	775,800	816
Telefonos de Mexico S.A. de C.V. ADR, Class L	81,400	2,096

		5,398

Pakistan—0.4%
Pakistan Petroleum Ltd.	178,310	441

Peru—0.5%
Credicorp Ltd.	7,700	479

Poland—2.4%
Polski Koncern Naftowy Orlen	83,449	1,205
Telekomunikacja Polska S.A.	127,029	1,211

		2,416

Russia—4.9%
Evraz Group S.A. GDR	22,078	850
LUKOIL ADR	23,200	1,364
Novolipetsk Steel OJSC GDR	17,800	330
OAO Gazprom ADR	22,874	731
Sberbank	398,380	685
Vimpelcom ADR	52,800	1,072

		5,032

Schedule of Investments

NACM Emerging Markets Opportunities Fund

September 30, 2008 (unaudited)

		Value*
	Shares	(000s)
South Africa—10.0%
African Rainbow Minerals Ltd.	49,435	$950
ArcelorMittal	127,070	2,564
Aveng Ltd.	172,865	1,320
Grindrod Ltd.	128,868	282
Remgro Ltd.	81,846	1,894
Sanlam Ltd.	374,059	805
Sasol Ltd.	57,332	2,447

		10,262

South Korea—13.8%
Dongkuk Steel Mill Co., Ltd.	18,780	580
Hyundai Motor Co.	22,208	1,390
Industrial Bank of Korea	24,940	302
Kolon Industries, Inc. (b)	17,630	520
Korea Gas Corp.	4,957	286
Korea Line Corp.	4,932	644
LG Chem Ltd.	14,537	1,141
LG Corp.	66,650	3,470
LG Micron Ltd. (b)	10,712	280
LG Telecom Ltd.	78,670	656
POSCO	3,312	1,242
Samsung Electronics Co., Ltd.	3,273	1,500
Shinhan Financial Group Co., Ltd.	42,932	1,536
SK Holdings Co., Ltd.	6,418	598

		14,145

Taiwan—7.2%
Acer, Inc.	1,288,000	2,193
China Development Financial	1,511,500	458
Chong Hong Construction Co.	149,000	134
Chunghwa Telecom Co., Ltd. (b)	288,000	677
Compal Electronics	10,245	8
Gigabyte Technology Co., Ltd.	797,000	414
HTC Corp.	18,000	279
Hua Nan Financial Holdings Co., Ltd.	1,325,000	824
Huaku Development Co., Ltd.	306,500	365
Lite-On Technology Corp.	809,000	707
Polaris Securities Co., Ltd.	1,118,360	445
POU Chen Corp.	890,000	550
Quanta Computer, Inc.	30,990	39
USI Corp.	589,000	222

		7,315

Thailand—3.3%
PTT Aromatics & Refining PCL	244,900	1,794
PTT Exploration & Production PCL	184,100	690
PTT PCL	97,400	664
Thoresen Thai Agencies PCL (d)	344,500	262

		3,410

Turkey—3.6%
Eczacibasi Ilac Sanayi	281,684	251
Gubre Fabrikalari T.A.S.	14,963	393
KOC Holding AS (b)	233,356	706
Tekfen Holding AS	57,567	324
Tupras Turkiye Petrol Rafine	71,995	1,314
Turk Hava Yollari (b)	139,462	711

		3,699

Total Common Stock (cost—$116,523)		93,424

PREFERRED STOCK—4.5%
Brazil—4.5%
Brasil Telecom S.A.	128,800	1,065
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	45,380	632
Metalurgica Gerdau S.A.	84,500	1,319
Telemar Norte Leste S.A.	4,200	129
Usinas Siderurgicas de Minas Gerais S.A.	66,275	1,411

Total Preferred Stock (cost—$5,218)		4,556

WARRANTS (b)—2.9%
	Units
Bahamas—0.4%
Mercator Lines Ltd., Expires 10/22/10	354,118	416

India—1.7%
Bank of India, Expires 5/2/11 (c)	69,444	422
Reliance Capital Ltd., Expires 2/15/10	24,244	590
Tata Steel Ltd., Expires 10/18/11 (c)	85,902	781

		1,793

Netherland Antilles—0.8%
Arabtec Holdings., Expires 12/01/10		377
Sesa GOA Ltd., Expires 1/21/10	169,340	432

Total Warrants (cost—$4,936)		3,018

Total Investments (cost—$126,677) (a)—98.8%		100,998

Other assets less liabilities—1.2%		1,213

Net Assets—100.0%		$102,211

Schedule of Investments

NACM Emerging Markets Opportunities Fund

September 30, 2008 (unaudited)

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $62,459, representing 61.11% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.
(c)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	Fair-valued security.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

UNIT—More than one class of securities traded together.

Fair Value Measurements–Effective July 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the fair value technique of estimating the price that would have prevailed in a liquid market for international equities given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008, in valuing the Fund’s investments carried at value:

Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$35,411
Level 2 - Other Significant Observable Inputs	65,587
Level 3 - Significant Unobservable Inputs	—

Total	$100,998

Schedule of Investments

NACM Global Fund

September 30, 2008 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—97.3%
Australia—1.2%
BHP Billiton Ltd.	19,182	$496

Bermuda—0.0%
Peace Mark Holdings Ltd. (c)	382,000	—	(d)

Brazil—1.2%
Banco do Brasil S.A.	43,400	519

China—2.1%
China Mobile Ltd.	86,000	862

Finland—0.7%
Outotec Oyj	10,169	274

France—6.2%
BNP Paribas	9,969	952
Ingenico	20,161	506
Neopost S.A.	7,665	723
Vallourec S.A.	1,758	379

		2,560

Germany—5.5%
BAYER AG	8,096	593
Henkel KGaA	12,961	397
Linde AG	5,308	567
RWE AG	7,852	749

		2,306

Greece—1.6%
Alpha Bank AE	30,106	655

Hong Kong—0.9%
China Green Holdings Ltd.	276,000	222
Melco International Development	488,000	138

		360

Ireland—1.5%
Icon PLC ADR (b)	16,000	612

Israel—1.1%
Israel Chemicals Ltd.	32,666	456

Italy—2.0%
Intesa Sanpaola SpA	154,707	851

Japan—8.1%
Asics Corp.	80,000	622
Marubeni Corp.	110,000	499
Mizuho Financial Group, Inc.	217	949
Nintendo Co., Ltd.	1,700	721
Nitori Co., Ltd.	9,850	585

		3,376

Kuwait—1.2%
Global Investment House KSCC GDR (b)	33,900	492

Spain—3.1%
Tecnicas Reunidas S.A.	11,453	489
Telefonica S.A.	34,264	815

		1,304

Switzerland—6.7%
ACE Ltd.	10,400	563
Aryzta AG (b)	15,365	599
Nestle S.A.	23,681	1,023
Roche Holdings AG	3,826	599

		2,784

United Kingdom—10.4%
ARM Holdings PLC	182,294	317
BG Group PLC	37,280	676
Croda International	60,826	663
IG Group Holdings PLC	149,873	852
International Power PLC	110,221	713
Man Group PLC	69,780	427
Wellstream Holdings PLC	36,123	665

		4,313

United States—43.8%
Ansys, Inc. (b)	15,600	591
Apple, Inc. (b)	7,800	886
Bank of New York Mellon Corp.	27,200	886
Best Buy Co., Inc.	17,700	664
Coca-Cola Co.	18,100	957
Corning, Inc.	48,600	760
Crown Holdings, Inc. (b)	31,700	704
Deere & Co.	9,200	455
Devon Energy Corp.	9,100	830
Energizer Holdings, Inc. (b)	9,400	757
General Dynamics Corp.	4,600	339
Genzyme Corp. (b)	9,500	768
Guess?, Inc.	22,700	790
Hess Corp.	6,600	542
Hill-Rom Holdings, Inc.	25,600	776
HJ Heinz Co.	15,900	795
National City Corp.	151,200	265
Oracle Corp. (b)	36,600	743
Praxair, Inc.	9,900	710
Procter & Gamble Co.	11,600	808
Prudential Financial, Inc.	10,300	742
Schering-Plough Corp.	42,800	791
Target Corp.	18,500	907
Thermo Fisher Scientific, Inc. (b)	15,600	858
XTO Energy, Inc.	18,225	848

		18,172

Total Common Stock (cost—$46,123)		40,392

Schedule of Investments

NACM Global Fund

September 30, 2008 (unaudited)

		Value*
	Shares	(000s)
PREFERRED STOCK—0.9%
Brazil—0.9%
All America Latina Logistica S.A., UNIT (cost—$757)	52,700	$360

WARRANTS—1.2%
	Units
Taiwan—1.2%
Hon Hai Precision Industry Co.,
Ltd., Expires 11/17/10 (b) (cost—$720)	147,144	509

Total Investments (cost—$47,600) (a)—99.4%		41,261

Other assets less liabilities—0.6%		247

Net Assets—100.0%		$41,508

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $19,435, representing 46.82% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.
(c)	Fair-valued security.
(d)	Amount is less than $500.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

UNIT—More than one class of securities traded together.

Fair Value Measurements–Effective July 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the fair value technique of estimating the price that would have prevailed in a liquid market for international equities given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008, in valuing the Fund’s investments carried at value:

Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$20,825
Level 2 - Other Significant Observable Inputs	20,436
Level 3 - Significant Unobservable Inputs	—

Total	$41,261

Schedule of Investments

NACM Growth Fund

September 30, 2008 (unaudited)

		Value*
	Shares	(000s)
COMMON STOCK—99.1%
Aerospace—2.9%
Boeing Co.	13,100	$751
Northrop Grumman Corp.	6,500	394

		1,145

Building/Construction—1.3%
Pulte Homes, Inc.	37,600	525

Capital Goods—4.5%
Bucyrus International, Inc., Class A	11,300	505
Cummins, Inc.	9,200	402
Fluor Corp.	7,000	390
Shaw Group, Inc. (a)	3,900	120
Tyco International Ltd.	10,900	382

		1,799

Chemicals—3.0%
Celanese Corp.	14,900	416
CF Industries Holdings, Inc.	3,000	274
Monsanto Co.	5,200	515

		1,205

Commercial Services—1.4%
Alliance Data Systems Corp. (a)	6,400	406
MasterCard, Inc., Class A	900	159

		565

Consumer Discretionary—8.7%
Cintas Corp.	18,400	528
DISH Network Corp., Class A (a)	14,400	303
Limited Brands, Inc.	16,700	287
McDonald’s Corp.	11,800	728
Panera Bread Co., Class A (a)	6,000	305
Polo Ralph Lauren Corp.	8,700	580
V.F. Corp.	9,200	711

		3,442

Consumer Staples—12.3%
Altria Group, Inc.	54,200	1,075
PepsiCo, Inc.	8,900	634
Philip Morris International, Inc.	22,700	1,092
Procter & Gamble Co.	5,890	411
Wal-Mart Stores, Inc.	28,400	1,701

		4,913

Energy—8.6%
Apache Corp.	7,900	824
Diamond Offshore Drilling, Inc.	6,400	660
First Solar, Inc. (a)	1,300	246
Foundation Coal Holdings, Inc.	4,400	156
Hess Corp.	2,200	180
National-Oilwell Varco, Inc. (a)	6,900	347
Occidental Petroleum Corp.	7,000	493
Southwestern Energy Co. (a)	11,400	348
Walter Industries, Inc.	3,500	166

		3,420

Financial Services—1.1%
ACE Ltd.	8,300	449

Healthcare—17.7%
Aetna, Inc.	10,900	394
Amgen, Inc. (a)	14,200	842
Boston Scientific Corp. (a)	35,900	440
Celgene Corp. (a)	4,300	272
Community Health Systems, Inc. (a)	13,000	381
Eli Lilly & Co.	9,300	410
Forest Laboratories, Inc. (a)	24,500	693
Herbalife Ltd.	4,800	190
Johnson & Johnson	10,500	727
Medco Health Solutions, Inc. (a)	10,900	491
Medtronic, Inc.	14,400	721
Merck & Co., Inc.	12,300	388
Omnicare, Inc.	23,200	667
St. Jude Medical, Inc. (a)	9,900	431

		7,047

Information Technology—1.9%
Pitney Bowes, Inc.	13,600	452
Western Digital Corp. (a)	14,400	307

		759

Materials & Processing—1.4%
Cleveland-Cliffs, Inc.	2,400	127
Freeport-McMoRan Copper & Gold, Inc.	7,400	421

		548

Oil & Gas—4.5%
ENSCO International, Inc.	13,400	772
Exxon Mobil Corp.	13,100	1,018

		1,790

Technology—24.6%
Cisco Systems, Inc. (a)	83,100	1,875
Google, Inc., Class A (a)	1,300	521
Hewlett-Packard Co.	27,900	1,290
Integrated Device Technology, Inc. (a)	33,300	259
Intel Corp.	13,900	260
International Business Machines Corp.	11,800	1,380
MEMC Electronic Materials, Inc. (a)	6,100	172
Microsoft Corp.	79,200	2,114
NCR Corp. (a)	18,000	397
QUALCOMM, Inc.	10,500	451
Sohu.com, Inc. (a)	9,600	535
Symantec Corp. (a)	27,100	531

		9,785

Telecommunications—1.0%
Verizon Communications, Inc.	11,800	379

Schedule of Investments

NACM Growth Fund

September 30, 2008 (unaudited)

		Value*
	Shares	(000s)
Transportation—4.2%
CSX Corp.	15,300	$835
Frontline Ltd.	6,000	288
Norfolk Southern Corp.	5,100	338
Union Pacific Corp.	3,000	213

		1,674

Total Common Stock (cost—$44,536)		39,445

	Principal Amount (000s)
Repurchase Agreement—0.6%
State Street Bank & Trust Co., dated 9/30/08, 1.25%, due 10/1/08, proceeds $233; collateralized by Federal Home Loan Bank Discount Note, 1.841%, due 11/19/08, valued at $239 including accrued interest (cost—$233)	$233	233

Total Investments (cost—$44,769)—99.7%		39,678

Other assets less liabilities—0.3%		135

Net Assets—100.0%		$39,813

Notes to Schedule of Investments:

(a)	Non-income producing.

Fair Value Measurements–Effective July 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008, in valuing the Fund’s investments carried at value:

Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$39,445
Level 2 - Other Significant Observable Inputs	233
Level 3 - Significant Unobservable Inputs	—

Total	$39,678

Schedule of Investments

NACM Income & Growth Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—32.6%
Aerospace—0.9%
L-3 Communications Holdings, Inc.	1,900	$187

Automotive—0.9%
Johnson Controls, Inc.	6,000	182

Capital Goods—1.1%
Joy Global, Inc.	2,900	131
Textron, Inc.	3,400	99

		230

Consumer Discretionary—2.0%
McDonald’s Corp. (b)	3,300	204
McKesson Corp.	3,700	199

		403

Consumer Products—1.1%
Procter & Gamble Co.	3,200	223

Consumer Staples—2.0%
Coca-Cola Co.	3,500	185
PepsiCo, Inc. (b)	3,100	221

		406

Energy—2.0%
National-Oilwell Varco, Inc. (c)	2,500	126
Occidental Petroleum Corp. (b)	2,200	155
Peabody Energy Corp.	2,500	112

		393

Food & Beverage—0.8%
Molson Coors Brewing Co., Class B	3,500	164

Healthcare—4.6%
Abbott Laboratories (b)	3,800	219
Baxter International, Inc. (b)	3,000	197
Edwards Lifesciences Corp. (c)	3,110	180
Gilead Sciences, Inc. (c)	3,900	178
Intuitive Surgical, Inc. (c)	650	156

		930

Industrial—0.7%
AGCO Corp. (c)	3,200	136

Insurance—0.8%
Prudential Financial, Inc. (b)	2,300	166

Machinery—0.7%
Deere & Co.	3,000	149

Metals & Mining—0.5%
Freeport-McMoRan Copper & Gold, Inc.	1,750	99

Oil & Gas—1.8%
Diamond Offshore Drilling, Inc.	1,700	175
Schlumberger Ltd.	2,300	180

		355

Pharmaceuticals—1.0%
Medco Health Solutions, Inc. (c)	4,500	202

Retail—1.0%
Target Corp.	4,000	196

Technology—7.2%
Amphenol Corp., Class A	3,900	157
EMC Corp. (c)	12,800	153
Google, Inc., Class A (c)	350	140
Intel Corp.	9,100	170
International Business Machines Corp.	1,700	199
Microsoft Corp.	7,100	190
Oracle Corp. (c)	9,500	193
Research In Motion Ltd. (c)	1,500	102
Texas Instruments, Inc.	6,700	144

		1,448

Telecommunications—3.5%
Cisco Systems, Inc. (b)(c)	7,900	178
Harris Corp.	4,000	185
QUALCOMM, Inc.	3,600	155
Verizon Communications, Inc.	5,500	176

		694

Total Common Stock (cost—$8,469)		6,563

CONVERTIBLE PREFERRED STOCK—21.4%
Consumer Discretionary—1.2%
Stanley Works,
5.125%, 5/17/12	210	170
United Rentals Trust I,
6.50%, 8/1/28	3,550	79

		249

Consumer Staples—0.6%
Bunge Ltd.,
4.875%, 12/31/49	1,400	121

Financial Services—13.1%
Bank of America Corp.,
7.25%, 12/31/49	215	180
10.00%, 5/11/09 (Johnson & Johnson) (d)	2,920	197
Citigroup, Inc.,
6.50%, 2/15/15	4,500	186

Schedule of Investments

NACM Income & Growth Fund

September 30, 2008 (unaudited)

		Shares	Value* (000s)
Credit Suisse,
11.00%, 3/16/09
(Microsoft Corp.) (d)		6,905	$174
11.00%, 4/25/09
(Coca-Cola Co.) (d)		3,090	178
Eksportfinans A/S,
10.00%, 3/12/09
(Hewlett Packard Co.) (d)		4,030	172
10.00%, 6/13/09
(Apple, Inc.) (d)		1,210	179
13.00%, 11/1/08
(Time Warner, Inc.) (d)		10,600	133
Goldman Sachs Group, Inc.,
9.75%, 12/19/08
(Cisco Systems, Inc.) (d)		7,450	155
Lehman Brothers Holdings, Inc.,
6.00%, 10/12/10
(General Mills, Inc.) (a)(d)(f)		7,700	99
28.00%, 3/6/09
(Transocean, Inc.) (a)(d)(f)		1,350	74
Platinum Underwriters Holdings Ltd., Class A,
6.00%, 2/15/09		6,200	192
Svensk Exportkredit AB,
10.00%, 10/20/08
(Teva Pharmaceutical Industries Ltd.) (d)		4,400	185
12.50%, 12/12/08
(Exxon Mobil Corp.) (d)		2,000	142
Vale Capital Ltd.,
5.50%, 6/15/10
(Companhia Vale do Rio Doce) (d)		2,650	102
Wachovia Corp.,
13.15%, 3/30/09
(General Electric) (d)		5,270	128
14.10%, 4/1/09
(JPMorgan Chase Co.) (d)		3,550	149

			2,625

Healthcare—0.9%
Schering-Plough Corp.,
6.00%, 8/13/10		1,000	173

Hotels/Gaming—0.6%
Felcor Lodging Trust, Inc., Class A,
1.95%, 12/31/49		10,100	124

Insurance—1.6%
Metlife, Inc.,
6.375%, 2/15/09		12,975	162
XL Capital Ltd.,
10.75%, 8/15/11		6,500	154

			316

Oil & Gas—0.6%
Chesapeake Energy Corp.,
5.00%, 12/31/49		1,200	128

Telecommunications—0.7%
Crown Castle International Corp.,
6.25%, 8/15/12		3,150	144

Utilities—2.1%
AES Trust III,
6.75%, 10/15/29		3,925	151
Entergy Corp.,
7.625%, 2/17/09		2,850	148
NRG Energy, Inc.,
5.75%, 3/16/09		535	120

			419

Total Convertible Preferred Stock (cost—$5,622)			4,299

CORPORATE BONDS & NOTES—30.8%
	Credit Rating (Moody’s/S&P)	Principal Amount (000s)
Apparel & Textiles—0.8%
Levi Strauss & Co.,
9.75%, 1/15/15	B2/B+	$200	168

Automotive—0.9%
Accuride Corp.,
8.50%, 2/1/15	Caa1/CCC	200	128
Tenneco Automotive, Inc.,
8.625%, 11/15/14	B3/B	75	60

			188

Computer Services—0.8%
First Data Corp.,
9.875%, 9/24/15 (e)	B3/B	200	157

Consumer Products—0.8%
Jarden Corp.,
7.50%, 5/1/17	B3/B	200	167

Schedule of Investments

NACM Income & Growth Fund

September 30, 2008 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Diversified Manufacturing—0.7%
Harland Clarke Holdings Corp.,
9.50%, 5/15/15	Caa1/B-	$200	$143

Financial Services—2.3%
AMR HoldCo, Inc./EmCare HoldCo, Inc.,
10.00%, 2/15/15	B1/B	150	156
Ford Motor Credit Co. LLC,
9.875%, 8/10/11	B2/B-	200	138
KAR Holdings, Inc.,
8.75%, 5/1/14	B3/CCC+	200	164

			458

Healthcare & Hospitals—2.5%
Community Health Systems, Inc.,
8.875%, 7/15/15	B3/B	200	191
HCA, Inc.,
9.25%, 11/15/16	B2/BB-	100	98
Psychiatric Solutions, Inc.,
7.75%, 7/15/15	B3/B-	200	187
Sun Healthcare Group, Inc.,
9.125%, 4/15/15	B3/CCC+	25	24

			500

Machinery—0.9%
Terex Corp.,
7.375%, 1/15/14	Ba2/BB	200	183

Materials & Processing—0.9%
Steel Dynamics, Inc.,
7.375%, 11/1/12	Ba2/BB+	200	184

Multi-Media—1.5%
Charter Communications Holdings I LLC,
11.00%, 10/1/15	Caa3/CCC	200	133
Echostar DBS Corp.,
7.125%, 2/1/16	Ba3/BB-	200	161

			294

Oil & Gas—4.7%
Complete Production Services, Inc.,
8.00%, 12/15/16	B2/BB-	200	191
Dynegy Holdings, Inc.,
7.75%, 6/1/19	B2/B	200	161
Helix Energy Solutions Group, Inc.,
9.50%, 1/15/16 (e)	B3/BB-	250	235
PetroHawk Energy Corp.,
7.875%, 6/1/15 (e)	B3/B	200	175
SandRidge Energy, Inc.,
8.00%, 6/1/18 (e)	B3/B-	200	173

			935

Printing/Publishing—1.0%
Cenveo Corp.,
7.875%, 12/1/13	B3/B	250	194

Retail—4.1%
GameStop Corp.,
8.00%, 10/1/12	Ba1/BB+	200	203
Michaels Stores, Inc.,
10.00%, 11/1/14	Caa1/CCC	200	127
Neiman-Marcus Group, Inc.,
10.375%, 10/15/15	B3/B	200	168
Rite Aid Corp.,
7.50%, 3/1/17	Caa1/B-	200	153
Star Gas Partners L.P.,
10.25%, 2/15/13	Caa1/B-	200	177

			828

Technology—1.8%
Itron, Inc.,
7.75%, 5/15/12	B3/B-	200	199
Unisys Corp.,
8.00%, 10/15/12	B2/B+	200	163

			362

Telecommunications—6.2%
Cincinnati Bell, Inc.,
8.375%, 1/15/14	B2/B-	200	175
Cricket Communications, Inc.,
9.375%, 11/1/14	B3/B-	200	187
Hawaiian Telcom Communications, Inc.,
12.50%, 5/1/15	C/CCC-	150	22
Level 3 Financing, Inc.,
12.25%, 3/15/13	Caa1/CCC+	250	222
MasTec, Inc.,
7.625%, 2/1/17	B1/B+	200	170
Millicom International Cellular S.A.,
10.00%, 12/1/13	B1/BB	200	199
Nortel Networks Ltd.,
10.75%, 7/15/16 (e)	B3/B-	200	124
West Corp.,
11.00%, 10/15/16	Caa1/B-	200	145

			1,244

Utilities—0.9%
Energy Future Holdings Corp.,
10.875%, 11/1/17 (e)	B3/B-	200	182

Total Corporate Bonds & Notes (cost—$7,363)			6,187

CONVERTIBLE BONDS—9.8%
Automotive—0.6%
Ford Motor Co.,
4.25%, 12/15/36	Caa1/CCC	190	126

Schedule of Investments

NACM Income & Growth Fund

September 30, 2008 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Financial Services—1.9%
Developers Diversified Realty Corp.,
3.00%, 3/15/12	NR/BBB-	$265	$210
U.S. Bancorp, FRN,
1.454%, 9/20/36	Aa2/AA	185	179

			389

Multi-Media—1.0%
Regal Entertainment Group,
6.25%, 3/15/11 (e)	NR/NR	200	190

Printing/Publishing—1.0%
Bowne & Co., Inc.,
5.00%, 10/1/33	B1/B	200	199

Technology—1.6%
Equinix, Inc.,
2.50%, 4/15/12	NR/B-	175	153
Maxtor Corp.,
6.80%, 4/30/10	Ba1/NR	175	173

			326

Telecommunications—2.2%
Level 3 Communications, Inc.,
6.00%, 3/15/10	Caa3/CCC	235	207
NII Holdings, Inc.,
3.125%, 6/15/12	NR/NR	210	156
Nortel Networks Corp.,
2.125%, 4/15/14	B3/B-	165	80

			443

Utilities—1.5%
JA Solar Holdings Co., Ltd.,
4.50%, 5/15/13	NR/NR	205	150
PG&E Corp.,
9.50%, 6/30/10	NR/NR	60	158

			308

Total Convertible Bonds (cost—$2,315)			1,981

U.S. TREASURY BONDS & NOTES—1.4%
U.S. Treasury Bonds & Notes,
12.50%, 8/15/14
(cost—$275)		250	273

Repurchase Agreement—5.0%
State Street Bank & Trust Co., dated 9/30/08, 1.25%, due 10/1/08, proceeds $1,005; collateralized by Fannie Mae, 4.33%, due 7/28/11, valued at $1,028 including accrued interest (cost—$1,005)		1,005	1,005

Total Investments before options written (cost—$25,049)—101.0%			20,308

OPTIONS WRITTEN (c)—(0.1)%

		Contracts
Call Options—(0.1)%
Abbott Laboratories (CBOE), strike price $60, expires 11/22/08		25	(4)
Baxter International, Inc. (CBOE), strike price $70, expires 11/22/08		20	(2)
Cisco Systems, Inc. (CBOE), strike price $27, expires 11/22/08		55	(1)
McDonald’s Corp. (CBOE), strike price $67.50, expires 11/22/08		20	(2)
Occidental Petroleum Corp. (CBOE), strike price $95, expires 11/22/08		15	(1)
PepsiCo, Inc. (CBOE), strike price $75, expires 11/22/08		20	(2)
Prudential Financial, Inc. (CBOE), strike price $85, expires 11/22/08		15	(3)

Total Options Written (premiums received—$24)			(15)

Total Investments net of options written (cost—$25,025)—100.9%			20,293

Other liabilities in excess of other assets—(0.9)%			(182)

Net Assets—100.0%			$20,111

Schedule of Investments

NACM Income & Growth Fund

September 30, 2008 (unaudited)

Notes to Schedule of Investments:

(a)	Issuer in default.
(b)	All or partial amount segregated as collateral for options written
(c)	Non-income producing.
(d)	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.
(e)	144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these
(f)	Fair-valued security.

Glossary:

CBOE—Chicago Board Options Exchange

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on June 30, 2008.

NR—Not Rated

Fair Value Measurements–Effective July 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized multi-dimensional relational pricing models and option adjusted spread pricing.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008, in valuing the Fund’s investments carried at value:

Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$7,468
Level 2 - Other Significant Observable Inputs	12,652
Level 3 - Significant Unobservable Inputs	173

Total	$20,293

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of September 30, 2008, were as follows:

Investments in Securities
Beginning balance, 6/30/08	$—
Net purchases (sales) and settlements	—
Accrued discounts (premiums)	—
Total realized and unrealized gain (loss)	(156)
Transfers in and/or out of Level 3	329

Ending balance, 9/30/08	$173

Schedule of Investments

NACM International Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—96.4%
Australia—2.7%
BHP Billiton Ltd.	116,527	$3,015
Incitec Pivot Ltd.	532,440	2,133
Rio Tinto Ltd.	27,698	1,866

		7,014

Austria—0.3%
Voestalpine AG	26,929	842

Belgium—0.6%
Euronav NV	56,717	1,568

Bermuda—0.2%
Seadrill Ltd.	30,400	630

China—0.3%
Industrial & Commercial Bank of China	1,163,000	703

France—9.6%
Alstom S.A.	24,706	1,875
BNP Paribas	97,703	9,327
France Telecom S.A.	251,310	7,049
Total S.A.	70,661	4,293
Unibail-Rodamco, REIT	5,300	1,072
Vallourec S.A.	5,500	1,187

		24,803

Germany—4.9%
BASF	62,930	3,000
BAYER AG	25,617	1,876
Deutsche Boerse AG	23,725	2,171
E.ON AG	70,296	3,539
K & S AG	12,533	869
RWE AG	14,100	1,344

		12,799

Greece—0.7%
Alpha Bank AE	86,700	1,888

Hong Kong—2.0%
Hang Seng Bank Ltd.	181,000	3,422
Noble Group Ltd.	1,291,000	1,228
Swire Pacific Ltd.	71,000	624

		5,274

Ireland—0.3%
Paddy Power PLC	23,682	411

Italy—4.7%
Enel SpA	576,104	4,809
Eni SpA	141,945	3,763
Intesa Sanpaola SpA	327,000	1,798
Unipol Gruppo Finanziario SpA	866,700	1,860

		12,230

Japan—20.7%
Canon, Inc.	62,000	2,351
FamilyMart Co., Ltd.	26,000	1,100
Fast Retailing Co., Ltd.	24,400	2,488
Fuji Heavy Industries Ltd. (d)	930,000	4,711
Fujitsu Ltd.	267,000	1,501
Hitachi Capital Corp.	36,800	449
Hitachi Ltd.	541,000	3,652
Hitachi Maxell Ltd.	75,500	810
Honda Motor Co., Ltd.	104,000	3,155
Inpex Holdings, Inc.	212	1,802
Kubota Corp.	199,000	1,255
Makita Corp. (d)	73,000	1,495
Matsushita Electric Industrial Co., Ltd.	212,000	3,655
Mazda Motor Corp.	734,000	2,989
Mitsui OSK Lines Ltd. (d)	103,000	895
Mitsui Sumitomo Insurance Group Holdings, Inc.	37,000	1,260
Nikon Corp. (d)	73,000	1,751
Nintendo Co., Ltd.	8,600	3,648
Nippon Telegraph & Telephone Corp.	220	982
Nippon Yusen KK (d)	199,000	1,297
Orix Corp.	6,730	843
Ricoh Co., Ltd.	106,000	1,490
Rinnai Corp. (d)	48,000	1,959
Sanyo Electric Co., Ltd. (b)	756,000	1,313
Seiko Epson Corp.	50,000	1,163
Seven & I Holdings Co., Ltd.	89,500	2,571
SFCG Co., Ltd.	18,320	834
Tokio Marine Holdings, Inc.	31,988	1,174
Toyo Suisan Kaisha Ltd.	43,000	1,090

		53,683

Luxembourg—1.7%
ArcelorMittal (b)	49,756	2,520
Oriflame Cosmetics S.A.	42,450	1,967

		4,487

Netherlands—1.4%
ING Groep NV	24,800	532
Koninklijke Boskalis Westminster NV	29,200	1,384
Koninklijke DSM NV	33,800	1,599

		3,515

Norway—0.5%
Yara International ASA	35,200	1,253

Portugal—1.0%
Jeronimo Martins SGPS S.A.	297,800	2,540

Schedule of Investments

NACM International Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
Spain—8.4%
ACS Actividades Construcciones y Servicios S.A.	18,825	$760
Banco Santander Central Hispano S.A. (d)	523,032	7,843
Mapfre S.A.	1,203,757	5,262
Telefonica S.A.	331,837	7,890

		21,755

Sweden—2.5%
Alfa Laval AB	258,200	2,672
Nordea Bank AB	202,600	2,419
Securitas AB	119,400	1,345

		6,436

Switzerland—7.3%
ABB Ltd. (b)	208,105	4,033
Actelion Ltd. (b)	41,300	2,128
Compagnie Financiere Richemont S.A., UNIT	19,400	857
Swiss Reinsurance	25,300	1,404
Syngenta AG	15,300	3,226
Synthes, Inc.	6,700	927
Zurich Financial Services AG	23,215	6,429

		19,004

United Kingdom—26.6%
Aggreko PLC	143,983	1,416
Anglo American PLC	68,025	2,298
AstraZeneca PLC	193,595	8,472
BAE Systems PLC	419,026	3,089
BG Group PLC	152,645	2,768
BP PLC	229,712	1,913
British American Tobacco PLC	126,506	4,130
Charter PLC	75,176	838
Compass Group PLC	207,200	1,285
Cookson Group PLC	196,354	1,653
De La Rue PLC	135,539	2,207
Diageo PLC	120,309	2,052
Drax Group PLC	57,300	772
Game Group PLC	176,247	649
GlaxoSmithKline PLC	85,230	1,846
Imperial Tobacco Group PLC	59,210	1,901
Man Group PLC	220,000	1,344
Mondi PLC	135,300	631
Prudential PLC	254,128	2,317
Rio Tinto PLC	23,056	1,447
Royal Bank of Scotland Group PLC	395,735	1,277
Royal Dutch Shell PLC,
Class A	147,902	4,272
Class B	200,637	5,636
RSA Insurance Group PLC	417,751	1,117
Smith & Nephew PLC	115,800	1,223
Stagecoach Group PLC	736,149	3,345
Standard Chartered PLC	130,364	3,208
Standard Life PLC	254,359	1,109
Vodafone Group PLC	1,370,837	3,027
Xstrata PLC	48,002	1,500

		68,742

Total Common Stock (cost—$306,289)		249,577

SHORT-TERM INVESTMENTS—11.1%
	Principal Amount (000s)
Collateral Invested for Securities on Loan (c)—8.8%
Abbey National Treasury,
2.00% due 10/1/08	$1,805	1,805
Barclays Bank,
6.00% due 10/1/08	1,391	1,391
BNP Paribas,
5.00% due 10/1/08	1,390	1,390
Calyon,
7.00% due 10/1/08	1,390	1,390
Danske Bank A/S,
6.00% due 10/1/08	1,390	1,390
Deutsche Bank,
0.01% due 10/1/08	1,724	1,724
DnB NOR ASA,
6.00% due 10/1/08	1,390	1,390
ING Bank NV,
2.00% due 10/1/08	1,805	1,805
Lloyds Bank,
4.00% due 10/1/08	1,390	1,390
Natixis,
6.00% due 10/1/08	1,390	1,390
Nordea Bank PLC,
3.50% due 10/1/08	1,390	1,390
Royal Bank of Scotland PLC,
7.00% due 10/1/08	1,390	1,390
Societe Generale,
0.01% due 10/1/08	1,378	1,378
Svenska Handelsbanken,
3.00% due 10/1/08	1,805	1,805
UBS AG,
2.75% due 10/1/08	1,805	1,805

		22,833

Schedule of Investments

NACM International Fund

September 30, 2008 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—2.3%
State Street Bank & Trust Co., dated 9/30/08, 1.25%, due 10/1/08, proceeds $6,057; collateralized by Fannie Mae, 4.33%, due 7/28/11, valued at $6,181 including accrued interest (cost—$6,057)	$6,057	$6,057

Total Short-Term Investments (cost—$28,890)		28,890

Total Investments (cost—$335,179) (a)—107.5%		278,467

Liabilities in excess of other assets—(7.5)%		(19,514)

Net Assets—100.0%		$258,953

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $241,486, representing 93.25% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.
(c)	Security purchased with the cash proceeds from securities on loan.
(d)	All or portion of securities on loan with an aggregate market value of $21,637; cash collateral of $22,773 was received with which the Fund purchased short-term investments.

Glossary:

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Fair Value Measurements-Effective July 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of obsevable inputs and minimized the use of unobservable inputs. The Fund utilized the fair value technique of estimating the price that would have prevailed in a liquid market for international equities given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008, in valuing the Fund’s investments carried at value:

Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$8,084
Level 2 - Other Significant Observable Inputs	270,383
Level 3 - Significant Unobservable Inputs	—

Total	$278,467

Schedule of Investments

NACM Mid-Cap Growth Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.1%
Building—2.0%
Pulte Homes, Inc.	12,200	$170
Toll Brothers, Inc. (a)	3,800	96

		266

Capital Goods—8.2%
Autoliv, Inc.	3,000	101
Bucyrus International, Inc., Class A	5,500	246
Cummins, Inc.	5,300	232
Fluor Corp.	1,700	95
Foster Wheeler Ltd. (a)	6,000	217
KBR, Inc.	3,500	53
Shaw Group, Inc. (a)	5,000	153

		1,097

Chemicals—4.5%
Airgas, Inc.	2,500	124
Celanese Corp.	2,900	81
Lubrizol Corp.	4,400	190
Sigma-Aldrich Corp.	4,100	215

		610

Commercial Services—3.7%
Alliance Data Systems Corp. (a)	2,500	159
H&R Block, Inc.	5,900	134
Pharmaceutical Product Development, Inc.	2,000	83
Rollins, Inc.	6,550	124

		500

Consumer Discretionary—15.7%
Best Buy Co., Inc.	3,400	127
Brown-Forman Corp., Class B	2,200	158
Church & Dwight Co., Inc.	3,100	192
Coach, Inc. (a)	10,000	250
GameStop Corp., Class A (a)	1,800	62
Gap, Inc.	5,100	91
Genuine Parts Co.	4,900	197
Kennametal, Inc.	4,900	133
Limited Brands, Inc.	11,700	203
Panera Bread Co., Class A (a)	1,700	86
Polo Ralph Lauren Corp.	3,300	220
Ross Stores, Inc.	5,000	184
SYSCO Corp.	7,000	216

		2,119

Consumer Services—1.2%
Owens-Illinois, Inc. (a)	5,600	165

Energy—16.2%
AES Corp. (a)	14,500	169
Cimarex Energy Co.	1,200	59
Dresser-Rand Group, Inc. (a)	6,500	205
First Solar, Inc. (a)	300	57
Mariner Energy, Inc. (a)	6,100	125
Noble Corp.	5,700	250
Noble Energy, Inc.	3,200	178
Patriot Coal Corp. (a)	1,600	46
Progress Energy, Inc.	4,700	203
SCANA Corp.	6,400	249
Southwestern Energy Co. (a)	3,400	104
Superior Energy Services (a)	3,100	97
W&T Offshore, Inc.	4,000	109
Walter Industries, Inc.	2,600	123
Xcel Energy, Inc.	10,600	212

		2,186

Environmental Services—3.2%
Stericycle, Inc. (a)	3,500	206
Waste Management, Inc.	7,100	224

		430

Financial Services—1.5%
ProLogis, REIT	3,100	128
WR Berkley Corp.	3,275	77

		205

Healthcare—13.6%
Express Scripts, Inc. (a)	2,500	184
Forest Laboratories, Inc. (a)	6,500	184
Herbalife Ltd.	4,900	194
Hill-Rom Holdings, Inc.	4,600	139
Hospira, Inc. (a)	4,100	157
Illumina, Inc. (a)	3,400	138
Myriad Genetics, Inc. (a)	2,300	149
Sepracor, Inc. (a)	7,100	130
St. Jude Medical, Inc. (a)	2,300	100
Vertex Pharmaceuticals, Inc. (a)	2,600	86
Warner Chilcott Ltd., Class A (a)	9,519	144
Watson Pharmaceuticals, Inc. (a)	7,600	217

		1,822

Industrial—5.3%
Dover Corp.	5,600	227
L-3 Communications Holdings, Inc.	3,100	305
Teleflex, Inc.	2,900	184

		716

Machinery—1.4%
Snap-On, Inc.	3,500	185

Schedule of Investments

NACM Mid-Cap Growth Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
Materials & Processing—2.7%
Centex Corp.	13,500	$219
Reliance Steel & Aluminum Co.	3,900	148

		367

Oil & Gas—2.8%
CNX Gas Corp. (a)	4,600	103
Diamond Offshore Drilling, Inc.	700	72
Unit Corp. (a)	4,000	199

		374

Semi-conductors—2.0%
Broadcom Corp., Class A (a)	4,100	76
MEMC Electronic Materials, Inc. (a)	2,300	65
Xilinx, Inc.	5,500	129

		270

Technology—12.1%
Avnet, Inc. (a)	4,900	121
Compuware Corp. (a)	10,700	104
Dun & Bradstreet Corp.	2,900	274
Expedia, Inc. (a)	4,600	69
Harris Corp.	3,200	148
Hubbell, Inc., Class B	3,400	119
Juniper Networks, Inc. (a)	9,000	190
Mettler Toledo International, Inc. (a)	900	88
NCR Corp. (a)	6,900	152
Sohu.com, Inc. (a)	2,900	161
Symantec Corp. (a)	10,200	200

		1,626

Transportation—2.0%
AMR Corp. (a)	9,300	91
CSX Corp.	3,300	180

		271

Total Common Stock (cost—$14,838)		13,209

	Principal Amount (000s)
Repurchase Agreement—1.9%
State Street Bank & Trust Co., dated 9/30/08, 1.25%, due 10/1/08, proceeds $258; collateralized by Fannie Mae, 4.33%, due 7/28/11, valued at $265 including accrued interest (cost—$258)	$258	258

Total Investments (cost—$15,096)—100.0%		13,467

Liabilities in excess of other assets—(0.0)%		(2)

Net Assets—100.0%		$13,465

Notes to Schedule of Investments:

(a) Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Fair Value Measurements–Effective July 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of obsevable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008, in valuing the Fund’s investments carried at value:

Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$13,209
Level 2 - Other Significant Observable Inputs	258
Level 3 - Significant Unobservable Inputs	—

Total	$13,467

Schedule of Investments

NACM Pacific Rim Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.0%
Australia—14.9%
AMP Bank Ltd.	529,815	$3,013
Australia & New Zealand Banking Group Ltd.	137,611	2,126
BHP Billiton Ltd.	302,859	7,835
Commonwealth Bank of Australia	68,612	2,418
CSL Ltd.	253,335	7,675
Foster’s Group Ltd.	433,558	1,937
Incitec Pivot Ltd.	921,720	3,693
Rio Tinto Ltd. (c)	61,388	4,136
Westpac Capital Corp.	253,272	4,489

		37,322

China—0.6%
China Communications Construction Co., Ltd.	706,000	620
China Shenhua Energy Co., Ltd., Class H	320,900	787

		1,407

Hong Kong—7.1%
Hong Kong & China Gas Co.	2,544,300	5,808
Hong Kong Electric Holdings	847,000	5,320
Kerry Properties Ltd.	367,629	1,192
Melco International Development	1,832,000	519
Shangri-La Asia Ltd.	1,745,722	2,501
Swire Pacific Ltd.	277,500	2,439

		17,779

Japan—66.1%
Air Water, Inc.	17,000	171
Ariake Japan Co., Ltd.	14,400	231
Astellas Pharma, Inc. (c)	133,000	5,588
Canon, Inc.	20,400	773
Capcom Co., Ltd.	47,400	1,358
Daiichi Sankyo Co., Ltd. (c)	150,500	3,878
Daiseki Co., Ltd.	42,600	1,137
Denso Corp.	37,900	930
East Japan Railway Co.	753	5,616
EPS Co., Ltd. (c)	377	1,200
Hitachi Construction Machinery Co., Ltd. (c)	125,900	3,111
Ibiden Co., Ltd. (c)	61,600	1,500
Japan Steel Works Ltd.	219,000	2,723
Japan Tobacco, Inc.	1,286	4,847
KDDI Corp.	623	3,529
Kirin Brewery Co., Ltd.	281,000	3,692
Marubeni Corp.	879,000	3,984
Mitsubishi Corp. (c)	260,000	5,424
Mitsubishi Electric Corp.	398,000	2,685
Mitsubishi UFJ Financial Group, Inc.	974,500	8,498
Mitsui & Co., Ltd.	316,000	3,922
Mitsui Fudosan Co., Ltd.	97,000	1,874
Mitsui Sumitomo Insurance Group Holdings, Inc.	46,700	1,590
Mizuho Financial Group, Inc.	1,517	6,634
Nikon Corp. (c)	79,000	1,895
Nintendo Co., Ltd.	27,200	11,538
Nippon Telegraph & Telephone Corp.	1,035	4,620
Nitori Co., Ltd.	119,950	7,127
Nomura Holdings, Inc.	258,900	3,379
Nomura Research Institute Ltd.	116,600	2,400
Olympus Corp.	17,000	495
Sankyo Co., Ltd.	26,100	1,324
Secom Co., Ltd.	61,600	2,566
Seven & I Holdings Co., Ltd.	67,200	1,931
Shinko Securities Co., Ltd.	585,000	1,652
Softbank Corp.	97,500	1,271
Sumitomo Corp.	284,500	2,653
Sumitomo Metal Industries Ltd.	557,000	1,727
Sumitomo Mitsui Financial Group, Inc. (c)	1,280	8,025
Suzuki Motor Corp. (c)	150,900	2,796
T&D Holdings, Inc.	27,900	1,474
Tokai Tokyo Securities Co., Ltd.	481,000	1,654
Tokyo Electric Power Co., Inc.	99,800	2,456
Toshiba Corp. (c)	273,000	1,191
Towa Pharmaceutical Co., Ltd. (c)	116,600	4,220
Toyo Suisan Kaisha Ltd.	22,000	536
Toyo Tanso Co., Ltd. (c)	46,000	2,469
Toyota Boshoku Corp.	51,300	567
Toyota Motor Corp. (c)	221,400	9,465
Unicharm Corp.	53,200	4,084
Unicharm Petcare Corp. (c)	36,400	1,091
West Japan Railway Co.	1,301	5,572
Yamada Denki Co., Ltd.	6,650	498

		165,571

New Zealand—0.9%
Nufarm Ltd.	190,754	2,335

Singapore—1.6%
DBS Group Holdings Ltd.	343,000	4,088

Taiwan—1.5%
Ardentec Corp.	35,359	19
Siliconware Precision Industries Co., Ltd.	1,420,060	1,615
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	236,486	2,216

		3,850

United Kingdom—4.3%
HSBC Holdings PLC	543,600	8,682

Schedule of Investments

NACM Pacific Rim Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
United Kingdom—(continued)
Standard Chartered PLC	81,500	$1,953

		10,635

Total Common Stock (cost—$284,095)		242,987

SHORT-TERM INVESTMENTS—17.6%

	Principal Amount (000s)
Collateral Invested for Securities on Loan (b)—17.6%
Abbey National Treasury,
2.00% due 10/1/08	$3,926	3,926
Barclays Bank,
6.00% due 10/1/08	2,410	2,410
BNP Paribas,
5.00% due 10/1/08	2,410	2,410
Calyon,
7.00% due 10/1/08	2,410	2,410
Danske Bank A/S,
6.00% due 10/1/08	2,601	2,601
Deutsche Bank,
0.01% due 10/1/08	3,641	3,641
DnB NOR ASA,
6.00% due 10/1/08	2,410	2,410
ING Bank NV,
2.00% due 10/1/08	3,926	3,926
Lloyds Bank,
4.00% due 10/1/08	2,410	2,410
Natixis,
6.00% due 10/1/08	2,410	2,410
Nordea Bank PLC,
3.50% due 10/1/08	2,410	2,410
Royal Bank of Scotland PLC,
7.00% due 10/1/08	2,410	2,410
Societe Generale,
0.01% due 10/1/08	2,911	2,911
Svenska Handelsbanken,
3.00% due 10/1/08	3,926	3,926
UBS AG,
2.75% due 10/1/08	3,926	3,926

Total Short-Term Investments (cost—$44,137)		44,137

Total Investments (cost—$328,232) (a)—114.6%		287,124

Liabilities in excess of other assets—(14.6)%		(36,593)

Net Assets—100.0%		$250,531

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $235,316, representing 93.93% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.
(b)	Securities purchased with cash proceeds from securities on loan.
(c)	All or portion of securities on loan with an aggregate market value of $41,734; cash collateral of $44,056 was received with which the Fund purchased short-term investments.

Glossary:

ADR—American Depositary Receipt

Fair Value Measurements–Effective July 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of obsevable inputs and minimized the use of unobservable inputs. The Fund utilized the fair value technique of estimating the price that would have prevailed in a liquid market for international equities given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008, in valuing the Fund’s investments carried at value:

Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$7,671
Level 2 - Other Significant Observable Inputs	279,453
Level 3 - Significant Unobservable Inputs	—

Total	$287,124

Schedule of Investments

NFJ All-Cap Value Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.9%
Consumer Discretionary—7.8%
Carnival Corp., UNIT	21,200	$750
Harley-Davidson, Inc.	18,500	690
Whirlpool Corp.	9,300	737

		2,177

Consumer Staples—7.0%
Corn Products International, Inc.	18,200	587
Kimberly-Clark Corp.	12,300	798
SUPERVALU, Inc.	26,600	577

		1,962

Energy—17.1%
Apache Corp.	6,600	688
Chevron Corp.	8,000	660
Cimarex Energy Co.	12,900	631
ConocoPhillips	8,700	637
Energy Coal Resources, Inc. (a)(d)	26,000	183
Nexen, Inc.	27,600	641
Royal Dutch Shell PLC ADR	9,900	585
Tidewater, Inc.	13,600	753

		4,778

Financial Services—21.6%
Allstate Corp.	16,600	766
Annaly Capital Management, Inc., REIT	50,500	679
Bank of America Corp.	23,400	819
CBL & Associates Properties, Inc., REIT	36,700	737
Hospitality Properties Trust, REIT	33,000	677
Lincoln National Corp.	16,400	702
Reinsurance Group of America, Inc. (c)	15,800	853
RenaissanceRe Holdings Ltd.	15,500	806

		6,039

Healthcare—8.0%
Biovail Corp.	77,700	759
GlaxoSmithKline PLC ADR	16,300	709
Pfizer, Inc.	41,500	765

		2,233

Industrial—14.1%
3M Co.	11,000	751
Crane Co.	20,500	609
General Electric Co.	25,700	655
Manpower, Inc.	13,900	600
Regal-Beloit Corp.	16,600	706
RR Donnelley & Sons Co.	25,300	621

		3,942

Information Technology—4.3%
Seagate Technology	45,600	553
Xerox Corp.	56,700	654

		1,207

Materials—6.0%
Alcoa, Inc.	23,000	519
Dow Chemical Co.	23,000	731
Freeport-McMoRan Copper & Gold, Inc.	7,700	438

		1,688

Telecommunications—5.2%
CenturyTel, Inc.	21,000	770
Windstream Corp.	63,100	690

		1,460

Utilities—7.8%
Atmos Energy Corp.	28,300	753
Nisource, Inc.	45,200	667
UGI Corp.	29,200	753

		2,173

Total Common Stock (cost—$34,347)		27,659

SHORT-TERM INVESTMENTS—3.7%

	Principal Amount (000s)
Collateral Invested for Securities on Loan (b)—2.8%
Abbey National Treasury,
2.001% due 10/1/08	$69	69
Barclays Bank,
5.997% due 10/1/08	42	42
BNP Paribas,
4.998% due 10/1/08	42	42
Calyon,
6.997% due 10/1/08	42	42
Danske Bank A/S,
5.997% due 10/1/08	42	42
Deutsche Bank,
0.009% due 10/1/08	77	77
DnB NOR ASA,
5.997% due 10/1/08	42	42
ING Bank NV,
2.001% due 10/1/08	69	69
Lloyds Bank,
3.998% due 10/1/08	42	42
Natixis,
5.997% due 10/1/08	42	42
Nordea Bank PLC,
3.503% due 10/1/08	42	42
Royal Bank of Scotland PLC,
6.997% due 10/1/08	42	42

Schedule of Investments

NFJ All-Cap Value Fund

September 30, 2008 (unaudited)

	Principal Amount (000s)	Value* (000s)
Societe Generale,
0.012% due 10/1/08	$61	$61
Svenska Handelsbanken,
3.001% due 10/1/08	69	69
UBS AG,
2.749% due 10/1/08	69	69

		792

Repurchase Agreement—0.9%
State Street Bank & Trust Co., dated 9/30/08, 1.25%, due 10/1/08, proceeds $242; collateralized by Freddie Mac Discount Note, 2.708%, due 11/10/08, valued at $249 including accrued interest (cost—$242)	242	242

Total Short-Term Investments (cost—$1,034)		1,034

Total Investments (cost—$35,381)—102.6%		28,693

Liabilities in excess of other assets—(2.6)%		(730)

Net Assets—100.0%		$27,963

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.
(b)	Securities purchased with cash proceeds from securities on loan.
(c)	All or portion of security on loan with an aggregate market value of $766; cash collateral of $790 was received with which the Fund purchased short-term investments.
(d)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Fair Value Measurements–Effective July 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of obsevable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008, in valuing the Fund’s investments carried at value:

Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$27,476
Level 2 - Other Significant Observable Inputs	1,034
Level 3 - Significant Unobservable Inputs	183

Total	$28,693

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of September 30, 2008, were as follows:

Investments in Securities
Beginning balance, 6/30/08	$407
Net purchases (sales) and settlements	—
Accrued discounts (premiums)	—
Total realized and unrealized gain (loss)	(224)
Transfers in and/or out of Level 3	—

Ending balance, 9/30/08	$183

Schedule of Investments

NFJ Dividend Value Fund

September 30, 2008 (unaudited)

	Shares		Value* (000s)
COMMON STOCK—98.8%
Consumer Discretionary—11.5%
Black & Decker Corp.	2,700,000		$164,025
CBS Corp., Class B	8,400,000		122,472
Home Depot, Inc.	6,028,400		156,075
Mattel, Inc.	7,700,000		138,908
V.F. Corp.	2,200,000		170,082
Whirlpool Corp. (d)	1,500,000		118,935

			870,497

Consumer Staples—8.8%
Altria Group, Inc.	8,000,000		158,720
Kimberly-Clark Corp.	2,800,000		181,552
Kraft Foods, Inc., Class A	5,200,000		170,300
Reynolds American, Inc. (d)	3,300,000		160,446

			671,018

Energy—19.4%
Chevron Corp.	2,000,000		164,960
ConocoPhillips	2,211,000		161,956
Diamond Offshore Drilling, Inc. (d)	1,500,000		154,590
EnCana Corp. (d)	2,671,400		175,591
Halliburton Co.	4,293,000		139,050
Marathon Oil Corp.	4,000,000		159,480
Occidental Petroleum Corp.	2,277,700		160,464
Royal Dutch Shell PLC ADR	3,000,000		177,030
Total S.A. ADR	3,000,000		182,040

			1,475,161

Financial Services—20.2%
Allstate Corp.	4,000,000		184,480
Annaly Capital Management, Inc., REIT	11,000,000		147,950
Bank of America Corp.	5,000,000		175,000
Hartford Financial Services Group, Inc.	2,700,000		110,673
Host Hotels & Resorts, Inc., REIT	13,000,000		172,770
JPMorgan Chase & Co.	4,000,000		186,800
Lincoln National Corp.	5,605,300		239,963
Travelers Cos., Inc.	3,500,000		158,200
Wells Fargo & Co.	4,150,000		155,750

			1,531,586

Healthcare—9.2%
GlaxoSmithKline PLC ADR (d)	6,230,200		270,765
Pfizer, Inc.	16,000,000		295,040
Wyeth	3,611,000		133,390

			699,195

Industrial—12.0%
3M Co.	2,500,000		170,775
Boeing Co.	2,994,800		171,752
Caterpillar, Inc.	2,600,000		154,960
General Electric Co.	6,072,000		154,836
RR Donnelley & Sons Co.	4,500,000		110,385
Waste Management, Inc.	4,785,400		150,692

			913,400

Information Technology—5.8%
Intel Corp.	7,500,000		140,475
Seagate Technology	13,000,000		157,560
Xerox Corp.	12,000,000		138,360

			436,395

Materials—4.8%
Alcoa, Inc.	5,000,000		112,900
Dow Chemical Co.	8,000,000		254,240

			367,140

Telecommunications—5.3%
AT&T, Inc.	4,400,000		122,848
Verizon Communications, Inc.	4,200,000		134,778
Windstream Corp.	13,000,000		142,220

			399,846

Utilities—1.8%
Ameren Corp. (d)	3,500,000		136,605

Total Common Stock (cost—$8,656,771)			7,500,843

SHORT-TERM INVESTMENTS—4.1%

	Principal Amount (000s)
Collateral Invested for Securities on Loan (c)—2.1%
Axon Financial Funding LLC, FRN (a)(b)(e)(f)(g)(h)†
2.438%	$25,000		18,225
2.472%	25,000		18,225
2.54%	40,000		29,160
2.558%	20,000		14,580
2.56%	20,000		14,580
2.58%	10,000		7,290
Barclays Bank,
6.00% due 10/1/08	10,558		10,558
BNP Paribas,
5.00% due 10/1/08	10,558		10,558
Calyon,
7.001% due 10/1/08	93		93
Gryphon Funding Ltd., (e)(g)(j)†
zero coupon	4,164	*	2,223
Natixis,
6.00% due 10/1/08	10,558		10,558
Nordea Bank PLC,
3.50% due 10/1/08	10,558		10,558
Societe Generale,
0.01% due 10/1/08	15,000		15,000

			161,608

Schedule of Investments

NFJ Dividend Value Fund

September 30, 2008 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—2.0%
State Street Bank & Trust Co., dated 9/30/08, 1.25%, due 10/1/08, proceeds $153,418; collateralized by Fannie Mae, 4.15%-4.33%, due 7/28/11- 9/12/11, valued at $127,631 including accrued interest and Freddie Mac, 5.25%-5.40%, due 4/3/12-6/4/12, valued at $28,854 including accrued interest (cost—$153,413)	$153,413	$153,413

Total Short-Term Investments (cost—$354,477)		315,021

Total Investments (cost—$9,011,248)—103.0%		7,815,864

Liabilities in excess of other assets—(3.0)%		(220,364)

Net Assets—100.0%		$7,595,500

Notes to Schedule of Investments

(amounts in thousands):

†	On April 7, 2008, The Bank of New York issued an irrevocable letter of credit (the “LOC”) to the Allianz Funds (the “Trust”) on behalf of this Fund and other Funds that holds securities of Axon Financial Funding LLC (“Axon”) and/or Gryphon Funding Limited (formerly SIV Portfolio PLC and prior to that, Cheyne Finance LLC, “Gryphon Notes”), as investments of collateral for securities on loan under the Trust’s securities lending program. The LOC is designed to provide financial support to the Fund with the result that the Fund is effectively valuing each Axon and Gryphon Notes position at its full principal amount, taking into account the fair value being used for each such position together with a receivable to the Fund associated with the position under the LOC. The LOC was arranged for by an affiliate of the Trust’s investment manager at no cost to the Trust or the Funds.
*	Represents Notional Principal Amount
(a)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Security in default.
(c)	Security purchased with the cash proceeds from securities on loan.
(d)	All or portion of securities on loan with an aggregate market value of $196,409; cash collateral of $201,265 was received with which the Fund purchased short-term investments.
(e)	Illiquid security.
(f)	Issuer of the security is in the process of restructuring. At September 30, 2008, the maturity date for the payment of the principal was undetermined.
(g)	Fair-valued security.
(h)	Security issued by a structured investment vehicle (“SIV”).
(i)	Non-income producing.
(j)	No stated maturity date.

Glossary:

ADR—American Depositary Receipt

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2008.

REIT—Real Estate Investment Trust

Fair Value Measurements–Effective July 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of obsevable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008, in valuing the Fund’s investments carried at value:

Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$7,500,843
Level 2 - Other Significant Observable Inputs	210,738
Level 3 - Significant Unobservable Inputs	104,283

Total	$7,815,864

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of September 30, 2008, were as follows:

Investments in Securities
Beginning balance, 6/30/08	$117,850
Net purchases (sales) and settlements	—
Accrued discounts (premiums)	—
Total realized and unrealized gain (loss)	(13,567)
Transfers in and/or out of Level 3	—

Ending balance, 9/30/08	$104,283

Schedule of Investments

NFJ International Value Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—96.1%
Belgium—2.1%
Etablissements Delhaize Feres ET CIE ADR	470,000	$27,401

Bermuda—3.4%
Ingersoll-Rand Co., Ltd., Class A	450,000	14,027
RenaissanceRe Holdings Ltd.	600,000	31,200

		45,227

Brazil—8.7%
Cia Paranaense de Energia ADR (c)	1,500,000	20,580
Companhia de Saneamento Basico do Estado de Sao Paulo ADR (c)	1,469,700	41,666
Petroleo Brasileiro S.A. ADR	500,000	21,975
Tele Norte Leste Participacoes S.A. ADR (c)	1,200,000	20,952
Votorantim Celulose e Papel S.A. ADR	691,000	10,648

		115,821

Canada—14.6%
Agrium, Inc.	362,100	20,307
Canadian Pacific Railway Ltd.	500,000	26,930
Fording Canadian Coal Trust, UNIT	351,800	29,199
Magna International, Inc., Class A (c)	500,000	25,595
Methanex Corp.	206,000	4,097
Petro-Canada	1,150,000	38,353
Teck Cominco Ltd., Class B	700,000	20,384
TransCanada Corp. (c)	800,000	28,920

		193,785

Cayman Islands—1.2%
Seagate Technology	1,300,000	15,756

Colombia—2.1%
BanColombia S.A. ADR	1,000,000	28,450

Finland—1.4%
Metso Oyj ADR	330,000	7,912
Nokia Corp. ADR	575,000	10,724

		18,636

France—4.9%
Air France-KLM ADR	35,300	811
AXA S.A. ADR (c)	1,550,000	50,623
France Telecom S.A. ADR	507,000	14,201

		65,635

Germany—3.7%
BASF SE ADR (c)	262,000	12,575
Deutsche Bank AG (c)	500,000	36,395

		48,970

Greece—0.8%
DryShips, Inc. (c)	300,000	10,647

Ireland—2.1%
Allied Irish Banks PLC ADR	1,700,000	27,948

Israel—1.0%
Teva Pharmaceutical Industries Ltd. ADR (c)	300,000	13,737

Japan—6.4%
Canon, Inc. ADR	718,000	27,105
Mitsui & Co., Ltd. ADR	141,600	34,727
Nissan Motor Co., Ltd. ADR (c)	1,750,000	23,782

		85,614

Korea (Republic of)—5.9%
Korea Electric Power Corp. ADR	2,813,800	34,863
KT Corp. ADR	1,120,800	18,818
SK Telecom Co., Ltd. ADR (c)	1,300,000	24,466

		78,147

Luxembourg—1.1%
Tenaris S.A. ADR	65,300	2,435
Ternium S.A. ADR (c)	700,000	12,348

		14,783

Marshall Islands—0.7%
Teekay Shipping Corp. (c)	350,000	9,233

Mexico—4.2%
Cemex S.A. de C.V. ADR (a)(c)	1,650,000	28,413
Coca-Cola Femsa S.A. de C.V. ADR (c)	550,000	27,753

		56,166

Netherlands—4.1%
Aegon NV	1,200,000	10,536
ING Groep NV ADR	1,350,000	28,890
Royal Dutch Shell PLC ADR	250,000	14,753

		54,179

Norway—3.5%
Norsk Hydro ASA ADR	610,000	3,998
Statoilhydro ASA ADR	1,800,000	42,840

		46,838

South Africa—3.2%
Sasol Ltd. ADR	1,000,000	42,490

Sweden—1.7%
Volvo AB ADR	2,500,000	22,050

Taiwan—4.9%
AU Optronics Corp. ADR (c)	2,610,996	29,661
Siliconware Precision Industries Co. ADR (c)	6,253,800	36,084

		65,745

United Kingdom—14.4%
AstraZeneca PLC ADR (c)	466,800	20,483

Schedule of Investments

NFJ International Value Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
British American Tobacco PLC ADR (c)	450,000	$27,900
Carnival PLC ADR (c)	400,000	12,400
Diageo PLC ADR	275,000	18,937
GlaxoSmithKline PLC ADR	700,000	30,422
HSBC Holdings PLC ADR (c)	367,700	29,721
Pearson PLC ADR	1,013,700	11,049
Unilever PLC ADR (c)	1,150,000	31,292
United Utilities PLC ADR (c)	405,681	10,067

		192,271

Total Common Stock (cost—$1,692,432)		1,279,529

SHORT-TERM INVESTMENTS—15.2%

	Principal Amount (000s)
Collateral Invested for Securities on Loan (b)—13.0%
Abbey National Treasury,
2.00% due 10/1/08	$15,246	15,246
Barclays Bank,
6.00% due 10/1/08	9,672	9,672
BNP Paribas,
5.00% due 10/1/08	9,672	9,672
Calyon,
7.00% due 10/1/08	9,672	9,672
Danske Bank A/S,
6.00% due 10/1/08	6,050	6,050
Deutsche Bank,
0.01% due 10/1/08	15,992	15,992
DnB NOR ASA,
6.00% due 10/1/08	9,672	9,672
ING Bank NV,
2.00% due 10/1/08	15,246	15,246
Lloyds Bank,
4.00% due 10/1/08	9,672	9,672
Natixis,
6.00% due 10/1/08	9,672	9,672
Nordea Bank PLC,
3.50% due 10/1/08	9,672	9,672
Royal Bank of Scotland PLC,
7.00% due 10/1/08	9,672	9,672
Societe Generale,
0.01% due 10/1/08	12,783	12,783
Svenska Handelsbanken,
3.00% due 10/1/08	15,247	15,247
UBS AG,
2.75% due 10/1/08	15,247	15,247

		173,187

	Principal Amount (000s)
Repurchase Agreement—2.2%
State Street Bank & Trust Co., dated 9/30/08, 1.25%, due 10/1/08, proceeds $28,961; collateralized by Freddie Mac Discount Note, 2.883%, due 11/17/08, valued at $29,544 including accrued interest (cost—$28,960)	$28,960	28,960

Total Short-Term Investments (cost—$202,147)		202,147

Total Investments (cost—$1,894,579)(d)—111.3%		1,481,676

Liabilities in excess of other assets—(11.3)%		(150,257)

Net Assets—100.0%		$1,331,419

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.
(b)	Security purchased with the cash proceeds from securities on loan.
(c)	All or portion of securities on loan with an aggregate market value of $166,213; cash collateral of $172,827 was received with which the Fund purchased short-term investments.
(d)	Securities with an aggregate value of $56,602, representing 4.25% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR—American Depositary Receipt

UNIT—More than one class of securities traded together.

Fair Value Measurements–Effective July 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of obsevable inputs and minimized the use of unobservable inputs. During the period ended September 30, 2008, certain Funds utilized the fair value technique of estimating the price that would have prevailed in a liquid market for international equities given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008, in valuing the Fund’s investments carried at value:

Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$1,222,926
Level 2 - Other Significant Observable Inputs	258,750
Level 3 - Significant Unobservable Inputs	—

Total	$1,481,676

Schedule of Investments

NFJ Large-Cap Value Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—95.3%
Consumer Discretionary—9.1%
Carnival Corp., UNIT (b)	510,000	$18,028
CBS Corp., Class B	976,600	14,239
Fortune Brands, Inc.	145,200	8,329
Harley-Davidson, Inc. (b)	175,600	6,550
Home Depot, Inc.	426,300	11,037
Johnson Controls, Inc.	345,800	10,488
Paccar, Inc. (b)	254,099	9,704
Time Warner, Inc.	663,600	8,700

		87,075

Consumer Staples—6.6%
Altria Group, Inc.	1,005,500	19,949
Archer-Daniels-Midland Co. (b)	813,000	17,813
CVS Corp.	133,800	4,504
Kimberly-Clark Corp.	318,400	20,645

		62,911

Energy—15.1%
Apache Corp.	255,900	26,685
Chevron Corp.	231,800	19,119
ConocoPhillips	362,500	26,553
Diamond Offshore Drilling, Inc.	177,700	18,314
Halliburton Co.	549,500	17,798
Marathon Oil Corp.	677,700	27,020
Valero Energy Corp.	272,300	8,251

		143,740

Financial Services—22.0%
Allstate Corp.	629,200	29,019
Bank of America Corp.	824,800	28,868
JPMorgan Chase & Co.	445,600	20,810
MetLife, Inc.	500,900	28,050
Morgan Stanley	427,500	9,832
ProLogis, REIT (b)	405,800	16,747
Prudential Financial, Inc.	253,900	18,281
Simon Property Group, Inc., REIT	100,500	9,748
Travelers Cos., Inc.	615,400	27,816
Wells Fargo & Co.	553,900	20,788

		209,959

Healthcare—8.5%
Cigna Corp.	465,800	15,828
Johnson & Johnson	290,900	20,153
Pfizer, Inc.	1,039,100	19,161
Wyeth	702,400	25,947

		81,089

Industrial—10.1%
3M Co.	164,100	11,210
Burlington Northern Santa Fe Corp.	121,300	11,212
Caterpillar, Inc.	292,300	17,421
FedEx Corp.	126,600	10,006
General Electric Co.	389,300	9,927
Northrop Grumman Corp.	315,700	19,112
Waste Management, Inc.	547,800	17,250

		96,138

Information Technology—4.7%
Hewlett-Packard Co.	204,800	9,470
International Business Machines Corp.	80,200	9,380
Microsoft Corp.	366,300	9,776
Xerox Corp.	1,380,800	15,921

		44,547

Materials & Processing—9.3%
Alcoa, Inc.	782,500	17,669
Dow Chemical Co.	856,000	27,204
Freeport-McMoRan Copper & Gold, Inc.	317,814	18,068
International Paper Co.	308,200	8,069
Nucor Corp.	225,500	8,907
PPG Industries, Inc.	152,000	8,865

		88,782

Telecommunications—6.4%
AT&T, Inc.	1,220,100	34,065
Verizon Communications, Inc.	826,700	26,529

		60,594

Utilities—3.5%
Dominion Resources, Inc.	228,000	9,754
Edison International	576,900	23,018

		32,772

Total Common Stock (cost—$1,089,453)		907,607

SHORT-TERM INVESTMENTS—8.9%
	Principal Amount (000s)
Collateral Invested for Securities on Loan (a)—3.2%
Abbey National Treasury,
2.00% due 10/1/08	$3,335	3,335
Barclays Bank,
6.00% due 10/1/08	1,117	1,117
BNP Paribas,
5.00% due 10/1/08	1,117	1,117
Calyon,
7.00% due 10/1/08	1,117	1,117
Danske Bank A/S,
6.00% due 10/1/08	1,085	1,085
Deutsche Bank,
0.01% due 10/1/08	3,714	3,714
DnB NOR ASA,
6.00% due 10/1/08	1,117	1,117

Schedule of Investments

NFJ Large-Cap Value Fund

September 30, 2008 (unaudited)

	Principal Amount (000s)	Value* (000s)
ING Bank NV,
2.00% due 10/1/08	$3,334	$3,334
Lloyds Bank,
4.00% due 10/1/08	1,117	1,117
Natixis,
6.00% due 10/1/08	1,117	1,117
Nordea Bank PLC,
3.50% due 10/1/08	1,117	1,117
Royal Bank of Scotland PLC,
7.00% due 10/1/08	1,117	1,117
Societe Generale,
0.01% due 10/1/08	2,969	2,969
Svenska Handelsbanken,
3.00% due 10/1/08	3,334	3,334
UBS AG,
2.75% due 10/1/08	3,334	3,334

		30,041

Repurchase Agreement—5.7%
State Street Bank & Trust Co., dated 9/30/08, 1.25%, due 10/1/08, proceeds $53,952; collateralized by Fannie Mae, 4.33%, due 7/28/11, valued at $55,031 including accrued interest (cost—$53,950)	53,950	53,950

Total Short-Term Investments (cost—$83,991)		83,991

Total Investments (cost—$1,173,444)—104.2%		991,598

Liabilities in excess of other assets—(4.2)%		(39,592)

Net Assets—100.0%		$952,006

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities purchased with cash proceeds from securities on loan.
(b)	All or portion of securities on loan with an aggregate market value of $29,281; cash collateral of $29,957 was received with which the Fund purchased short-term investments.

Glossary:

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Fair Value Measurements–Effective July 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the three months ended September 30, 2008 maximized the use of obsevable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008, in valuing the Fund’s investments carried at value:

Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$907,607
Level 2 - Other Significant Observable Inputs	83,991
Level 3 - Significant Unobservable Inputs	—

Total	$991,598

Schedule of Investments

NFJ Mid-Cap Value Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—93.2%
Consumer Discretionary—13.6%
Black & Decker Corp.	4,900	$298
Harley-Davidson, Inc.	7,700	287
Limited Brands, Inc.	17,100	296
Mattel, Inc.	15,700	283
Whirlpool Corp.	4,300	341

		1,505

Consumer Staples—6.6%
Corn Products International, Inc.	6,500	210
Reynolds American, Inc.	5,600	272
SUPERVALU, Inc.	11,300	245

		727

Energy—6.6%
Cimarex Energy Co.	4,900	240
Nexen, Inc.	9,100	211
Tidewater, Inc.	5,100	282

		733

Financial Services—23.9%
Annaly Capital Management, Inc., REIT	20,300	273
Associated Banc-Corp.	11,400	227
Duke Realty Corp., REIT	12,200	300
Genworth Financial, Inc., Class A	18,000	155
Hospitality Properties Trust, REIT	11,500	236
Lincoln National Corp.	6,300	270
Mercury General Corp.	6,100	334
Protective Life Corp.	7,700	220
Reinsurance Group of America, Inc.	6,100	329
RenaissanceRe Holdings Ltd.	6,000	312

		2,656

Healthcare—2.4%
Biovail Corp.	26,700	261

Industrial—13.3%
Avery Dennison Corp.	6,200	276
Ingersoll-Rand Co., Ltd., Class A	7,400	231
Manpower, Inc.	5,900	255
Parker Hannifin Corp.	3,950	209
RR Donnelley & Sons Co.	9,600	235
Ryder System, Inc.	4,400	273

		1,479

Information Technology—5.8%
Jabil Circuit, Inc.	24,200	231
Seagate Technology	15,400	187
Xerox Corp.	19,800	228

		646

Materials—7.4%
PPG Industries, Inc.	5,000	292
Sonoco Products Co.	9,100	270
Teck Cominco Ltd., Class B	8,700	253

		815

Telecommunications—4.8%
CenturyTel, Inc.	7,300	267
Windstream Corp.	24,200	265

		532

Utilities—8.8%
Atmos Energy Corp.	11,100	295
Edison International	3,300	132
Nisource, Inc.	17,400	257
SCANA Corp.	7,600	296

		980

Total Common Stock (cost—$13,136)		10,334

	Principal Amount (000s)
Repurchase Agreement—7.5%
State Street Bank & Trust Co., dated 9/30/08, 1.25%, due 10/1/08, proceeds $834; collateralized by Fannie Mae, 4.33%, due 7/28/11, valued at $855 including accrued interest (cost—$834)	$834	834

Total Investments (cost—$13,970)—100.7%		11,168

Liabilities in excess of other assets—(0.7)%		(77)

Net Assets—100.0%		$11,091

Glossary:

REIT—Real Estate Investment Trust

Fair Value Measurements–Effective July 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008, in valuing the Fund’s investments carried at value:

Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$10,334
Level 2 - Other Significant Observable Inputs	834
Level 3 - Significant Unobservable Inputs	—

Total	$11,168

Schedule of Investments

NFJ Small-Cap Value Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—91.6%
Consumer Discretionary—8.0%
Belo Corp., Class A (d)	2,177,400	$12,977
Brown Shoe Co., Inc. (d)	2,502,150	40,985
Callaway Golf Co.	3,611,300	50,811
Cato Corp., Class A	116,100	2,037
CKE Restaurants, Inc. (d)	1,123,000	11,904
Dover Downs Gaming & Entertainment, Inc. (d)	660,600	5,139
Ethan Allen Interiors, Inc. (d)	1,609,200	45,090
Hillenbrand, Inc.	812,600	16,382
International Speedway Corp., Class A	1,115,900	43,420
Lancaster Colony Corp.	710,000	26,739
Phillips-Van Heusen	798,000	30,252
Sotheby’s (d)	2,044,200	41,007
Thor Industries, Inc. (d)	1,611,400	39,995
Wolverine World Wide, Inc.	415,100	10,984

		377,722

Consumer Staples—5.8%
Casey’s General Stores, Inc. (d)	1,949,300	58,811
Corn Products International, Inc.	915,400	29,549
Del Monte Foods Co.	3,403,100	26,544
JM Smucker Co.	998,700	50,624
PepsiAmericas, Inc.	2,232,800	46,264
Universal Corp. (d)	1,005,500	49,360
WD-40 Co.	211,500	7,599
Weis Markets, Inc.	181,200	6,525

		275,276

Energy—11.8%
Berry Petroleum Co., Class A (d)	1,505,700	58,316
Buckeye Partners L.P. (d)	853,700	31,664
Cimarex Energy Co.	1,053,900	51,546
Gushan Environmental Energy Ltd. ADR	1,456,700	7,444
Holly Corp.	1,554,100	44,944
Linn Energy LLC, UNIT (d)	2,325,600	35,582
Lufkin Industries, Inc.	558,100	44,285
Magellan Midstream Partners L.P. (d)	1,132,900	36,706
NuStar Energy L.P. (d)	813,600	34,554
Penn Virginia Corp.	974,700	52,088
St. Mary Land & Exploration Co. (d)	1,395,000	49,732
Suburban Propane Partners L.P. (d)	518,600	17,415
TC Pipelines L.P. (d)	239,400	7,407
Tidewater, Inc.	890,000	49,270
Tsakos Energy Navigation Ltd. (d)	675,200	20,026
Williams Partners L.P.	517,100	13,367

		554,346

Financial Services—19.8%
Advance America, Cash Advance Centers, Inc.	2,230,900	6,670
American Equity Investment Life Holding Co. (d)	1,523,300	11,425
American Financial Group, Inc.	1,783,000	52,598
BancorpSouth, Inc. (d)	1,513,000	42,561
Bank of Hawaii Corp. (d)	921,800	49,270
CBL & Associates Properties, Inc., REIT (d)	2,125,000	42,670
Cullen/Frost Bankers, Inc.	914,300	54,858
Delphi Financial Group, Inc., Class A	1,519,000	42,593
Equity One, Inc., REIT (d)	2,280,800	46,734
First Industrial Realty Trust, Inc., REIT (d)	1,342,000	38,489
Fulton Financial Corp.	2,511,300	27,398
Healthcare Realty Trust, Inc., REIT (d)	1,733,100	50,520
Hilb Rogal & Hobbs Co.	1,008,500	47,137
HRPT Properties Trust, REIT (d)	4,717,000	32,500
Infinity Property & Casualty Corp.	335,500	13,823
International Bancshares Corp.	937,200	25,304
Kingsway Financial Services, Inc.	208,800	1,457
National Penn Bancshares, Inc. (d)	1,633,739	23,853
Nationwide Health Properties, Inc., REIT (d)	1,465,000	52,711
Old National Bancorp (d)	603,500	12,082
Potlatch Corp., REIT (d)	1,051,938	48,799
RLI Corp. (d)	690,200	42,855
Sovran Self Storage, Inc., REIT (d)	416,000	18,591
Susquehanna Bancshares, Inc. (d)	1,340,900	26,174
Washington Federal, Inc. (d)	2,829,000	52,195
Whitney Holding Corp.	969,900	23,520
Zenith National Insurance Corp.	1,287,300	47,167

		933,954

Healthcare—3.8%
Hill-Rom Holdings, Inc. (d)	781,600	23,690
Invacare Corp. (d)	1,413,000	34,110
Owens & Minor, Inc.	1,289,600	62,546
West Pharmaceutical Services, Inc. (d)	1,156,700	56,470

		176,816

Industrial—18.3%
Acuity Brands, Inc. (d)	1,174,000	49,026
Albany International Corp., Class A (d)	1,055,700	28,852
Applied Industrial Tech, Inc.	1,512,100	40,721
Arkansas Best Corp. (d)	1,337,100	45,047
Barnes Group, Inc. (d)	2,126,500	42,998
Chicago Bridge & Iron Co. N.V.	2,151,200	41,389

Schedule of Investments

NFJ Small-Cap Value Fund

September 30, 2008 (unaudited)

	Shares		Value* (000s)
Crane Co.	1,494,600		$44,404
DRS Technologies, Inc.	545,800		41,890
DryShips, Inc. (d)	311,300		11,048
Ennis, Inc.	273,300		4,225
Genco Shipping & Trading Ltd. (d)	1,121,000		37,262
General Maritime Corp.	1,442,600		28,102
Granite Construction, Inc. (d)	1,332,300		47,723
Harsco Corp.	1,227,000		45,632
Heidrick & Struggles International, Inc. (d)	971,800		29,300
KBR, Inc.	21,000		318
Kelly Services, Inc., Class A (d)	466,100		8,879
Kennametal, Inc.	1,701,800		46,153
Lennox International, Inc.	1,294,500		43,068
Lincoln Electric Holdings, Inc.	789,800		50,792
Mueller Industries, Inc.	1,201,200		27,640
Regal-Beloit Corp. (d)	1,055,500		44,880
Schawk, Inc.	576,900		8,723
Simpson Manufacturing Co., Inc.	341,300		9,246
Skywest, Inc.	1,415,900		22,626
Steelcase, Inc., Class A	1,659,900		17,844
Teleflex, Inc.	182,200		11,568
Tomkins PLC ADR	447,300		4,952
World Fuel Services Corp. (d)	1,235,500		28,453

			862,761

Information Technology—1.8%
Belden, Inc.	255,900		8,135
Himax Technologies, Inc. ADR	1,458,100		4,214
Imation Corp. (d)	1,539,800		34,784
NAM TAI Electronics, Inc.	765,900		6,257
Park Electrochemical Corp.	661,500		16,035
Technitrol, Inc.	1,140,000		16,861

			86,286

Materials—10.9%
AMCOL International Corp. (d)	881,900		27,568
Bemis Co., Inc.	1,938,600		50,811
Carpenter Technology Corp.	1,099,500		28,202
Commercial Metals Co.	2,812,400		47,501
Iamgold Corp.	6,649,900		37,372
Innophos Holdings, Inc.	187,100		4,561
Lubrizol Corp.	1,092,200		47,118
Methanex Corp. (d)	1,923,200		38,252
Quanex Building Products Corp.	1,014,200		15,456
Royal Gold, Inc. (d)	1,727,500		62,121
RPM International, Inc.	2,421,600		46,834
Sensient Technologies Corp.	1,382,700		38,895
Terra Nitrogen Co. L.P. (d)	348,700		38,305
Titanium Metals Corp. (d)	2,714,300		30,780

			513,776

Telecommunications—0.4%
Iowa Telecommunications Services, Inc. (d)	978,200		18,273

Utilities—11.0%
AGL Resources, Inc.	1,563,400		49,059
Atmos Energy Corp. (d)	1,839,000		48,954
Cleco Corp. (d)	1,952,000		49,288
Energen Corp.	1,109,000		50,216
National Fuel Gas Co.	1,132,700		47,777
Oge Energy Corp.	1,542,500		47,632
Southwest Gas Corp.	1,010,000		30,563
UGI Corp.	1,860,200		47,956
Vectren Corp.	1,780,100		49,576
Westar Energy, Inc. (d)	2,179,000		50,204
WGL Holdings, Inc. (d)	1,514,700		49,152

			520,377

Total Common Stock (cost—$4,268,186)			4,319,587

SHORT-TERM INVESTMENTS—21.7%

	Principal Amount (000s)
Collateral Invested for Securities on Loan (c)—12.4%
Abbey National Treasury,
2.00% due 10/1/08	$31,775		31,775
Axon Financial Funding LLC, FRN (a)(b)(e)(f)(g)(h)†
2.438%	50,000		36,450
2.54%	20,000		14,580
2.558%	10,000		7,290
2.56%	30,000		21,870
2.56%	20,000		14,580
Barclays Bank,
6.00% due 10/1/08	37,894		37,894
BNP Paribas,
5.00% due 10/1/08	34,707		34,707
Calyon,
7.00% due 10/1/08	45,262		45,262
Danske Bank A/S,
6.00% due 10/1/08	34,707		34,707
Deutsche Bank,
0.01% due 10/1/08	27,184		27,184
DnB NOR ASA,
6.00% due 10/1/08	20,000		20,000
Gryphon Funding Ltd., (e)(g)(j)†
zero coupon	12,309	*	6,573

Schedule of Investments

NFJ Small-Cap Value Fund

September 30, 2008 (unaudited)

	Principal Amount (000s)	Value* (000s)
ING Bank NV,
2.00% due 10/1/08	$31,775	$31,775
Lloyds Bank,
4.00% due 10/1/08	45,756	45,756
Natixis,
6.00% due 10/1/08	34,707	34,707
Nordea Bank PLC,
3.50% due 10/1/08	34,707	34,707
Royal Bank of Scotland PLC,
7.00% due 10/1/08	15,000	15,000
Societe Generale,
0.01% due 10/1/08	26,794	26,794
Svenska Handelsbanken,
3.00% due 10/1/08	31,775	31,775
UBS AG,
2.75% due 10/1/08	31,775	31,775

		585,161

Repurchase Agreement—9.3%
State Street Bank & Trust Co., dated 9/30/08, 1.25%, due 10/1/08, proceeds $440,296; collateralized by Federal Home Loan Bank, 2.53%, due 11/19/08, valued at $345,100 including accrued interest, Federal Home Loan Bank Discount Note, 1.841%, due 11/19/08, valued at $46,354 including accured interest and Freddie Mac Discount Note, 2.883%, due 11/17/08, valued at $57,633 including accrued interest (cost—$440,281)	440,281	440,281

Total Short-Term Investments (cost—$1,065,145)		1,025,442

Total Investments (cost—$5,333,331)—113.3%		5,345,029

Liabilities in excess of other assets—(13.3)%		(626,649)

Net Assets—100.0%		$4,718,380

Notes to Schedule of Investments

(amounts in thousands):

†	On April 7, 2008, The Bank of New York issued an irrevocable letter of credit (the “LOC”) to the Allianz Funds (the “Trust”) on behalf of this Fund and other Funds that hold securities of Axon Financial Funding LLC (“Axon”) and/or Gryphon Funding Limited (formerly SIV Portfolio PLC and prior to that, Cheyne Finance LLC, “Gryphon Notes”), as investments of collateral for securities on loan under the Trust’s securities lending program. The LOC is designed to provide financial support to the Fund with the result that the Fund is effectively valuing each Axon and Gryphon Notes position at its full principal amount, taking into account the fair value being used for each such position together with a receivable to the Fund associated with the position under the LOC. The LOC was arranged for by an affiliate of the Trust’s investment manager at no cost to the Trust or the Funds.
*	Represents Notional Principal Amount
(a)	144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.
(b)	Security in default.
(c)	Security purchased with the cash proceeds from securities on loan.
(d)	All or portion of securities on loan with an aggregate market value of $601,815; cash collateral of $621,253 was received with which the Fund purchased short-term investments.
(e)	Illiquid security.
(f)	Issuer of the security is in the process of restructuring. At September 30, 2008, the maturity date for the payment of principal was undetermined.
(g)	Fair valued security.
(h)	Security issued by a structured investment vehicle (“SIV”).
(i)	Non-income producing.
(j)	No stated maturity date.

Glossary:

ADR—American Depositary Receipt

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2008.

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Fair Value Measurements–Effective July 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008, in valuing the Fund’s investments carried at value:

Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$4,319,587
Level 2 - Other Significant Observable Inputs	924,099
Level 3 - Significant Unobservable Inputs	101,343

Total	$5,345,029

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of September 30, 2008, were as follows:

Investments in Securities
Beginning balance, 6/30/08	$115,314
Net purchases (sales) and settlements	—
Accrued discounts (premiums)	—
Total realized and unrealized gain (loss)	(13,971)
Transfers in and/or out of Level 3	—

Ending balance, 9/30/08	$101,343

Schedule of Investments

OCC Equity Premium Strategy Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—101.1%
Aerospace—4.6%
Boeing Co.	9,700	$556
Lockheed Martin Corp.	10,800	1,185

		1,741

Capital Goods—3.8%
Eaton Corp. (b)	12,600	708
Textron, Inc.	25,200	738

		1,446

Chemicals—1.3%
Mosaic Co.	6,900	469

Consumer Discretionary—4.3%
J.C. Penney Co., Inc.	12,100	403
Polo Ralph Lauren Corp.	11,400	760
Costco Wholesale Corp. (b)	7,200	467

		1,630

Consumer Staples—9.9%
Clorox Co.	7,300	457
Coca-Cola Co. (b)	16,900	894
Kraft Foods, Inc., Class A	13,400	439
Philip Morris International, Inc.	17,900	861
Unilever NV	38,600	1,087

		3,738

Energy—10.6%
ConocoPhillips (b)	14,200	1,040
EOG Resources, Inc. (b)	9,500	850
Exxon Mobil Corp.	8,900	691
Patterson-UTI Energy, Inc.	15,200	304
Petrohawk Energy Corp. (c)	4,900	106
XTO Energy, Inc. (b)	21,100	982

		3,973

Financial Services—18.5%
Bank of America Corp.	26,100	913
Capital One Financial Corp.	10,100	515
CapitalSource, Inc., REIT (e)	87,000	1,070
CME Group, Inc. (b)	1,600	594
Goldman Sachs Group, Inc.	1,400	179
JPMorgan Chase & Co. (b)	28,300	1,322
Lehman Brothers Holdings, Inc.	23,100	5
MBIA, Inc. (e)	32,025	381
PMI Group, Inc. (e)	44,305	131
SLM Corp. (b)(c)	73,800	911
Wells Fargo & Co.	24,800	931

		6,952

Healthcare—18.3%
Abbott Laboratories	32,900	1,894
Hologic, Inc. (c)	46,400	897
Merck & Co., Inc.	55,200	1,742
Roche Holdings AG	4,500	704
Schering-Plough Corp.	21,800	403
Teva Pharmaceutical Industries Ltd. ADR (e)	19,300	884
UnitedHealth Group, Inc.	13,900	353

		6,877

Materials & Processing—4.1%
Freeport-McMoRan Copper & Gold, Inc.	10,800	614
Nucor Corp.	4,700	186
Precision Castparts Corp.	9,400	741

		1,541

Technology—15.9%
Cisco Systems, Inc. (b)(c)	75,500	1,703
Corning, Inc.	27,500	430
Google, Inc., Class A (b)(c)	4,326	1,733
Intel Corp. (b)	70,609	1,322
Nokia Corp. ADR (b)	43,300	808

		5,996

Telecommunications—4.6%
AT&T, Inc. (b)	13,300	371
NII Holdings, Inc., Class B (b)(c)	19,200	728
Sprint Nextel Corp. (b)	104,600	638

		1,737

Transportation—5.2%
Continental Airlines, Inc., Class B (c)(e)	33,000	551
Union Pacific Corp.	20,000	1,423

		1,974

Total Common Stock (cost—$53,779)		38,074

SHORT-TERM INVESTMENTS—5.4%

	Principal Amount (000s)
Collateral Invested for Securities on Loan (d)—5.4%
Abbey National Treasury,
2.00% due 10/1/08	$171	171
Barclays Bank,
6.00% due 10/1/08	115	115
BNP Paribas,
5.00% due 10/1/08	115	115
Calyon,
7.00% due 10/1/08	114	114
Danske Bank A/S,
6.00% due 10/1/08	83	83
Deutsche Bank,
0.01% due 10/1/08	190	190
DnB NOR ASA,
6.00% due 10/1/08	114	114

Schedule of Investments

OCC Equity Premium Strategy Fund

September 30, 2008 (unaudited)

	Principal Amount (000s)	Value* (000s)
ING Bank NV,
2.00% due 10/1/08	$171	$171
Lloyds Bank,
4.00% due 10/1/08	114	114
Natixis,
6.00% due 10/1/08	114	114
Nordea Bank PLC,
3.50% due 10/1/08	114	114
Royal Bank of Scotland PLC,
7.00% due 10/1/08	114	114
Societe Generale,
0.01% due 10/1/08	152	152
Svenska Handelsbanken,
3.00% due 10/1/08	171	171
UBS AG,
2.75% due 10/1/08	171	171

Total Short-Term Investments (cost—$2,023)		2,023

Total Investments before options written (cost—$55,802)—106.5%		40,097

OPTIONS WRITTEN (c)—(0.6)%

	Contracts
Call Options—(0.6)%
CapitalSource, Inc. (CBOE),
strike price $15, expires 10/18/08	500	(8)
CME Group, Inc. (CBOE),
strike price $400, expires 10/18/08	10	(13)
ConocoPhillips (CBOE),
strike price $90, expires 10/18/08	100	(1)
Costco Wholesale Corp. (CBOE),
strike price $72.50, expires 10/18/08	50	(1)
Eaton Corp. (CBOE),
strike price $80, expires 10/18/08	100	(2)
EOG Resources, Inc. (CBOE),
strike price $125, expires 10/18/08	75	(1)
Google, Inc. (CBOE),
strike price $540, expires 10/18/08	20	(1)
NII Holdings, Inc. (CBOE),
strike price $60, expires 10/18/08	150	(1)
Nokia Corp. (CBOE),
strike price $28, expires 10/18/08	300	(1)
S&P 500 Index (OTC),
strike price $1,220, expires 10/18/08	50	(59)
strike price $1,265, expires 11/21/08	50	(94)
strike price $1,285, expires 10/18/08	50	(20)
SLM Corp. (CBOE),
strike price $20, expires 10/18/08	500	(2)
Sprint Nextel Corp. (CBOE),
strike price $11, expires 10/18/08	750	(8)
XTO Energy, Inc. (CBOE),
strike price $60, expires 10/18/08	150	(3)

Total Options Written (premiums received—$345)		(215)

Total Investments net of options written (cost—$55,457) (a)—105.9%		39,882

Other liabilities in excess of other assets—(5.9)%		(2,237)

Net Assets—100.0%		$37,645

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $704, representing 1.87% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.
(b)	All or partial amount segregated as collateral for options written.
(c)	Non-income producing.
(d)	Securities purchased with cash proceeds from securities on loan.
(e)	All or portion of securities on loan with an aggregate market value of $1,886; cash collateral of $2,019 was received with which the Fund purchased short-term investments.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

OTC—Over-the-Counter

REIT—Real Estate Investment Trust

Fair Value Measurements–Effective July 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the fair value technique of option adjusted spread pricing.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008, in valuing the Fund’s investments carried at value:

Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$37,168
Level 2 - Other Significant Observable Inputs	2,714
Level 3 - Significant Unobservable Inputs	—

Total	$39,882

Schedule of Investments

OCC Growth Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.1%
Capital Goods—5.1%
Eaton Corp.	123,500	$6,938
Honeywell International, Inc.	223,100	9,270
Textron, Inc.	266,000	7,789

		23,997

Chemicals—2.9%
Monsanto Co.	74,100	7,334
Mosaic Co.	92,000	6,258

		13,592

Commercial Services—1.8%
MasterCard, Inc., Class A	48,300	8,565

Consumer Discretionary—5.3%
J.C. Penney Co., Inc.	149,000	4,968
Kohl’s Corp. (c)	110,700	5,101
Nike, Inc., Class B	149,200	9,981
TJX Cos., Inc. (e)	160,000	4,883

		24,933

Consumer Services—1.0%
Marriott International, Inc., Class A	187,200	4,884

Consumer Staples—7.5%
Coca-Cola Co.	314,100	16,610
Kroger Co.	192,000	5,276
Philip Morris International, Inc.	284,300	13,675

		35,561

Energy—8.8%
EOG Resources, Inc.	120,800	10,807
Nabors Industries Ltd. (c)(e)	127,300	3,172
National-Oilwell Varco, Inc. (c)	47,600	2,391
PetroHawk Energy Corp. (c)	353,000	7,635
Valero Energy Corp.	231,400	7,012
XTO Energy, Inc. (e)	231,600	10,774

		41,791

Financial Services—12.1%
ACE Ltd.	89,600	4,850
Capital One Financial Corp.	122,000	6,222
CME Group, Inc.	30,100	11,182
Morgan Stanley	111,600	2,567
SLM Corp. (c)	1,220,000	15,055
Wells Fargo & Co.	466,000	17,489

		57,365

Healthcare—23.1%
Abbott Laboratories	210,400	12,115
Celgene Corp. (c)	424,300	26,850
Genentech, Inc. (c)	108,600	9,631
Genzyme Corp. (c)	233,000	18,847
Gilead Sciences, Inc. (c)	276,000	12,580
Hologic, Inc. (c)(e)	399,000	7,713
Smith & Nephew PLC ADR	61,320	3,255
Teva Pharmaceutical Industries Ltd. ADR (e)	310,000	14,195
UnitedHealth Group, Inc.	175,900	4,466

		109,652

Materials & Processing—2.2%
Precision Castparts Corp.	134,500	10,595

Technology—25.0%
Apple, Inc. (c)	98,700	11,218
Broadcom Corp., Class A (c)	620,000	11,551
Cisco Systems, Inc. (c)	720,000	16,243
EMC Corp. (c)	561,000	6,710
Energizer Holdings, Inc. (c)	86,100	6,935
Google, Inc., Class A (c)	52,800	21,147
Intel Corp.	835,000	15,640
QUALCOMM, Inc.	430,000	18,477
Research In Motion Ltd. (c)	70,600	4,822
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	580,000	5,435

		118,178

Telecommunications—2.7%
AT&T, Inc.	179,500	5,012
NII Holdings, Inc., Class B (c)	211,000	8,001

		13,013

Transportation—1.6%
Union Pacific Corp.	104,400	7,429

Total Common Stock (cost—$498,961)		469,555

SHORT-TERM INVESTMENTS—6.4%

	Principal Amount (000s)
Collateral Invested for Securities on Loan (d)—6.1%
Abbey National Treasury,
2.00% due 10/1/08	$1,753	1,753
Axon Financial Funding LLC, FRN, (a)(b)(f)(g)(h)(i)†
2.54%	5,000	3,645
Barclays Bank,
6.00% due 10/1/08	1,609	1,609
BNP Paribas,
5.00% due 10/1/08	1,609	1,609
Calyon,
7.00% due 10/1/08	1,609	1,609

Schedule of Investments

OCC Growth Fund

September 30, 2008 (unaudited)

	Principal Amount (000s)	Value* (000s)
Danske Bank A/S,
6.00% due 10/1/08	$1,610	$1,610
Deutsche Bank,
0.01% due 10/1/08	1,953	1,953
DnB NOR ASA,
6.00% due 10/1/08	1,610	1,610
ING Bank NV,
2.00% due 10/1/08	1,753	1,753
Lloyds Bank,
4.00% due 10/1/08	1,610	1,610
Natixis,
6.00% due 10/1/08	1,609	1,609
Nordea Bank PLC,
3.50% due 10/1/08	1,609	1,609
Royal Bank of Scotland PLC,
7.00% due 10/1/08	1,609	1,609
Societe Generale,
0.01% due 10/1/08	1,561	1,561
Svenska Handelsbanken,
3.00% due 10/1/08	1,753	1,753
UBS AG,
2.75% due 10/1/08	1,753	1,753

		28,655

Repurchase Agreement—0.3%
State Street Bank & Trust Co., dated 9/30/08, 1.25%, due 10/1/08, proceeds $1,356; collateralized by Fannie Mae, 4.33%, due 7/28/11, valued at $1,384 including accrued interest (cost—$1,356)	1,356	1,356

Total Short-Term Investments (cost—$31,366)		30,011

Total Investments (cost—$530,327)—105.5%		499,566

Liabilities in excess of other assets—(5.5)%		(26,014)

Net Assets—100.0%		$473,552

Notes to Schedule of Investments

(amounts in thousands):

†	On April 7, 2008, The Bank of New York issued an irrevocable letter of credit (the “LOC”) to the Allianz Funds (the “Trust”) on behalf of this Fund and other Funds that holds securities of Axon Financial Funding LLC (“Axon”), as investments of collateral for securities on loan under the Trust’s securities lending program. The LOC is designed to provide financial support to the Fund with the result that the Fund is effectively valuing each Axon position at its full principal amount, taking into account the fair value being used for each such position together with a receivable to the Fund associated with the position under the LOC. The LOC was arranged for by an affiliate of the Trust’s investment manager at no cost to the Trust or the Funds.
(a)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Security in default.
(c)	Non-income producing.
(d)	Securities purchased with cash proceeds from securities on loan.
(e)	All or portion of securities on loan with an aggregate market value of $28,374; cash collateral of $29,392 was received with which the Fund purchased short-term investments.
(f)	Illiquid security.
(g)	Issuer of the security is in the process of restructuring. At September 30, 2008, the maturity date for the payment of the principal was undetermined.
(h)	Fair-valued security.
(i)	Security issued by a structured investment vehicle (“SIV”).

Glossary:

ADR—American Depositary Receipt

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2008.

Fair Value Measurements–Effective July 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1– quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the fair value technique of multi-dimensional relational pricing models.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008, in valuing the Fund’s investments carried at value:

Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$469,555
Level 2 - Other Significant Observable Inputs	26,366
Level 3 - Significant Unobservable Inputs	3,645

Total	$499,566

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of September 30, 2008, were as follows:

Investments in Securities
Beginning balance, 6/30/08	$4,105
Net purchases (sales) and settlements	—
Accrued discounts (premiums)	—
Total realized and unrealized gain (loss)	(460)
Transfers in and/or out of Level 3	—

Ending balance, 9/30/08	$3,645

Schedule of Investments

OCC Opportunity Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.0%
Aerospace—1.2%
Orbital Sciences Corp. (c)	116,000	$2,781

Capital Goods—0.8%
Titan International, Inc. (e)	82,475	1,758

Chemicals—1.2%
Intrepid Potash, Inc. (c)(e)	88,539	2,669

Commercial Services—11.3%
Administaff, Inc.	71,800	1,954
American Public Education, Inc. (c)	37,173	1,795
FTI Consulting, Inc. (c)	23,200	1,676
Huron Consulting Group, Inc. (c)	90,330	5,147
Innerworkings, Inc. (c)(e)	528,817	5,865
K12, Inc. (c)	62,900	1,667
MPS Group, Inc. (c)	100,499	1,013
VistaPrint Ltd. (c)(e)	200,951	6,599

		25,716

Consumer Discretionary—5.7%
BJ’s Restaurants, Inc. (c)	198,695	2,372
LKQ Corp. (c)	169,700	2,880
Texas Roadhouse, Inc., Class A (c)(e)	254,800	2,291
Under Armour, Inc., Class A (c)(e)	74,000	2,350
Volcom, Inc. (c)	171,633	2,966

		12,859

Consumer Services—5.4%
AerCap Holdings NV (c)	395,576	4,197
Life Time Fitness, Inc. (c)(e)	88,250	2,759
Pinnacle Entertainment, Inc. (c)(e)	703,155	5,316

		12,272

Consumer Staples—2.0%
Green Mountain Coffee Roasters, Inc. (c)(e)	72,800	2,864
SunOpta, Inc. (c)	267,479	1,648

		4,512

Energy—16.4%
Carrizo Oil & Gas, Inc. (c)	115,100	4,175
Comstock Resources, Inc. (c)	87,200	4,364
EXCO Resources, Inc. (c)	181,781	2,966
GMX Resources, Inc. (c)	91,061	4,353
Goodrich Petroleum Corp. (c)(e)	73,731	3,214
PetroHawk Energy Corp. (c)	361,181	7,812
Petroquest Energy, Inc. (c)	309,758	4,755
Quicksilver Resources, Inc. (c)	286,600	5,626

		37,265

Financial Services—3.0%
FCStone Group, Inc. (c)(e)	124,800	2,245
Greenhill & Co., Inc.	7,100	543
Nelnet, Inc., Class A	275,797	3,917

		6,705

Healthcare—22.6%
BioMarin Pharmaceutical, Inc. (c)(e)	270,800	7,174
Cardiome Pharma Corp. (c)(e)	634,705	4,824
Cubist Pharmaceuticals, Inc. (c)(e)	105,661	2,349
Durect Corp. (c)(e)	1,011,215	5,663
ev3, Inc. (c)	269,900	2,710
Halozyme Therapeutics, Inc. (c)(e)	296,485	2,176
Hansen Medical, Inc. (c)(e)	122,500	1,646
Immucor, Inc. (c)	75,500	2,413
Indevus Pharmaceuticals, Inc. (c)(e)	1,165,195	3,903
IPC The Hospitalist Co., Inc. (c)	152,644	3,923
Masimo Corp. (c)(e)	47,700	1,774
POZEN, Inc. (c)(e)	483,369	5,080
Psychiatric Solutions, Inc. (c)	62,900	2,387
Sepracor, Inc. (c)	127,685	2,338
United Therapeutics Corp. (c)	27,700	2,913

		51,273

Materials & Processing—0.7%
Dynamic Materials Corp. (e)	71,284	1,655

Technology—16.2%
Ariba, Inc. (c)(e)	125,600	1,775
Atheros Communications, Inc. (c)(e)	153,400	3,617
BluePhoenix Solutions Ltd. (c)(e)	430,020	1,514
CACI International, Inc., Class A (c)	37,600	1,884
Commvault Systems, Inc. (c)	136,084	1,640
Netlogic Microsystems, Inc. (c)(e)	201,036	6,079
Omniture, Inc. (c)(e)	168,916	3,101
Phase Forward, Inc. (c)	157,339	3,290
Sapient Corp. (c)	457,700	3,401
Syntel, Inc. (e)	105,963	2,596
Taleo Corp., Class A (c)	139,436	2,773
Ultimate Software Group, Inc. (c)	80,826	2,182
Verigy Ltd. (c)	11,020	179
Wind River Systems, Inc. (c)(e)	268,464	2,685

		36,716

Telecommunications—1.9%
Starent Networks Corp. (c)(e)	186,964	2,419
Switch & Data Facilities Co., Inc. (c)	159,258	1,983

		4,402

Transportation—8.8%
Aegean Marine Petroleum Network, Inc.	318,229	7,112
Airtran Holdings, Inc. (c)	476,300	1,157
Celadon Group, Inc. (c)	150,435	1,726
Copa Holdings S.A., Class A	71,212	2,314
Knight Transportation, Inc. (e)	172,217	2,923

Schedule of Investments

OCC Opportunity Fund

September 30, 2008 (unaudited)

	Shares		Value* (000s)
Old Dominion Freight Line, Inc. (c)	102,400		$2,902
Vitran Corp, Inc. (c)	139,496		1,879

			20,013

Utilities—0.8%
EnerNOC, Inc. (c)(e)	176,875		1,829

Total Common Stock (cost—$242,428)			222,425

SHORT-TERM INVESTMENTS—24.1%
	Principal Amount (000s)
Collateral Invested for Securities on Loan (d)—23.5%
Abbey National Treasury,
2.00% due 10/1/08	$3,116		3,116
Axon Financial Funding LLC, FRN, (a)(b)(f)(g)(h)(i)†
7.04%	5,000		3,645
7.06%	5,000		3,645
Barclays Bank,
6.00% due 10/1/08	3,114		3,114
BNP Paribas,
5.00% due 10/1/08	3,114		3,114
Calyon,
7.00% due 10/1/08	3,114		3,114
Danske Bank A/S,
6.00% due 10/1/08	2,819		2,819
Deutsche Bank,
0.01% due 10/1/08	2,811		2,811
DnB NOR ASA,
6.00% due 10/1/08	3,114		3,114
Gryphon Funding Ltd., (f)(h)(j)†
zero coupon	1,253	*	669
ING Bank NV,
2.00% due 10/1/08	3,117		3,117
Lloyds Bank,
4.00% due 10/1/08	3,114		3,114
Natixis,
6.00% due 10/1/08	3,114		3,114
Nordea Bank PLC,
3.50% due 10/1/08	3,114		3,114
Royal Bank of Scotland PLC,
7.00% due 10/1/08	3,114		3,114
Societe Generale,
0.01% due 10/1/08	2,247		2,247
Svenska Handelsbanken,
3.00% due 10/1/08	3,117		3,117
UBS AG,
2.75% due 10/1/08	3,117		3,117

			53,215

Repurchase Agreement—0.6%
State Street Bank & Trust Co., dated 9/30/08, 1.25%, due 10/1/08, proceeds $1,297; collateralized by Federal Home Loan Bank Discount Note, 2.657%, due 11/21/08, valued at $1,325 including accrued interest (cost—$1,297)	1,297		1,297

Total Short-Term Investments (cost—$57,677)			54,512

Total Investments (cost—$300,105)—122.1%			276,937

Liabilities in excess of other assets—(22.1)%			(50,139)

Net Assets—100.0%			$226,798

Notes to Schedule of Investments

(amounts in thousands):

†	On April 7, 2008, The Bank of New York issued an irrevocable letter of credit (the “LOC”) to the Allianz Funds (the “Trust”) on behalf of each Fund that holds securities of Axon Financial Funding LLC (“Axon”) and/or Gryphon Funding Limited (formerly SIV Portfolio PLC and prior to that, Cheyne Finance LLC, “Gryphon Notes”), as investments of collateral for securities on loan under the Trust’s securities lending program. The LOC is designed to provide financial support to the Fund with the result that the Fund is effectively valuing each Axon and Gryphon Notes position at its full principal amount, taking into account the fair value being used for each such position together with a receivable to each Fund associated with the position under the LOC. The LOC was arranged for by an affiliate of the Trust’s investment manager at no cost to the Trust or the Funds.
*	Represents Notional Principal Amount.

Schedule of Investments

OCC Opportunity Fund

September 30, 2008 (unaudited)

(a)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Security in default.
(c)	Non-income producing.
(d)	Securities purchased with cash proceeds from securities on loan.
(e)	All or portion of securities on loan with an aggregate market value of $53,564; cash collateral of $56,292 was received with which the Fund purchased short-term investments.
(f)	Illiquid security.
(g)	Issuer of the security is in the process of restructuring. At September 30, 2008, the maturity date for the payment of the principal was undetermined.
(h)	Fair-valued security.
(i)	Security issued by a structured investment vehicle (“SIV”).
(j)	No stated maturity date.

Glossary:

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2008.

Fair Value Measurements–Effective July 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008, in valuing the Fund’s investments carried at value:

Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$222,425
Level 2 - Other Significant Observable Inputs	46,553
Level 3 - Significant Unobservable Inputs	7,959

Total	$276,937

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of September 30, 2008, were as follows:

Investments in Securities
Beginning balance, 6/30/08	$9,083
Net purchases (sales) and settlements	—
Accrued discounts (premiums)	—
Total realized and unrealized gain (loss)	(1,124)
Transfers in and/or out of Level 3	—

Ending balance, 9/30/08	$7,959

Schedule of Investments

OCC Renaissance Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—93.9%
Aerospace—1.6%
Rockwell Collins, Inc.	163,500	$7,863
Spirit Aerosystems Holdings, Inc., Class A (d)	560,400	9,006

		16,869

Building/Construction—1.9%
Foster Wheeler Ltd. (d)	276,700	9,992
McDermott International, Inc. (d)	434,800	11,109

		21,101

Capital Goods—4.7%
ArvinMeritor, Inc. (f)	1,773,600	23,128
Goodyear Tire & Rubber Co. (d)	1,212,000	18,556
Oshkosh Truck Corp.	750,000	9,870

		51,554

Chemicals—2.2%
Cytec Industries, Inc.	385,700	15,007
Mosaic Co.	134,300	9,135

		24,142

Commercial Services—2.6%
H&R Block, Inc.	1,231,000	28,005

Consumer Discretionary—2.5%
Advance Auto Parts, Inc.	278,100	11,029
Family Dollar Stores, Inc. (f)	688,600	16,320

		27,349

Consumer Services—3.4%
Monster Worldwide, Inc. (d)(f)	330,000	4,920
Royal Caribbean Cruises Ltd. (f)	877,600	18,210
Weight Watchers International, Inc. (f)	385,600	14,113

		37,243

Consumer Staples—3.6%
Clorox Co. (f)	174,200	10,921
JM Smucker Co. (f)	185,600	9,408
Lorillard, Inc.	260,600	18,542

		38,871

Energy—7.4%
Comstock Resources, Inc. (d)	126,840	6,348
Energy Transfer Partners L.P.	481,700	17,741
EXCO Resources, Inc. (d)	512,400	8,362
Halliburton Co.	211,500	6,850
National-Oilwell Varco, Inc. (d)	213,800	10,739
Newfield Exploration Co. (d)	284,800	9,111
XTO Energy, Inc. (f)	446,841	20,787

		79,938

Financial Services—28.7%
Ameriprise Financial, Inc.	312,000	11,918
Annaly Capital Management, Inc., REIT	1,760,000	23,672
Assurant, Inc.	788,000	43,340
Assured Guaranty Ltd. (f)	746,200	12,133
Capital One Financial Corp.	220,000	11,220
CapitalSource, Inc., REIT (f)	1,372,400	16,881
CIT Group, Inc. (f)	1,995,700	13,890
Douglas Emmett, Inc., REIT	884,100	20,396
Genworth Financial, Inc., Class A	1,835,000	15,799
Macerich Co., REIT	182,800	11,635
Nationwide Health Properties, Inc., REIT (f)	688,000	24,754
PartnerRe Ltd.	200,000	13,618
Platinum Underwriters Holdings Ltd.	316,000	11,212
PNC Financial Services Group, Inc. (c)	282,900	21,133
Prosperity Bancshares, Inc. (f)	659,600	22,420
Reinsurance Group of America, Inc. (f)	525,800	28,393
TCF Financial Corp. (f)	537,600	9,677

		312,091

Healthcare—5.0%
Biogen Idec, Inc. (d)	223,400	11,235
DaVita, Inc. (d)	307,400	17,525
Laboratory Corp. of America Holdings (d)(f)	373,000	25,924

		54,684

Materials & Processing—4.4%
PPG Industries, Inc.	369,600	21,555
Precision Castparts Corp.	151,700	11,951
Weyerhaeuser Co. (f)	242,900	14,715

		48,221

Technology—9.7%
Affiliated Computer Services, Inc., Class A (d)	232,400	11,766
ASML Holding NV	472,700	8,324
Ciena Corp. (d)(f)	1,263,800	12,739
EMC Corp. (d)	715,100	8,553
EnerSys (d)(f)	507,800	10,009
Molex, Inc., Class A (f)	1,000,000	20,810
Pitney Bowes, Inc.	362,000	12,040
Seagate Technology	386,600	4,685
Teradyne, Inc. (d)	2,132,000	16,651

		105,577

Telecommunications—0.7%
NII Holdings, Inc., Class B (d)	196,000	7,432

Transportation—2.1%
Ford Motor Co. (d)(f)	2,465,400	12,820
UTI Worldwide, Inc.	601,500	10,238

		23,058

Schedule of Investments

OCC Renaissance Fund

September 30, 2008 (unaudited)

	Shares		Value* (000s)
Utilities—13.4%
Allegheny Energy, Inc.	400,000		$14,708
American Electric Power Co., Inc.	578,800		21,433
Entergy Corp.	203,500		18,114
NRG Energy, Inc. (d)(f)	673,100		16,659
PG&E Corp.	628,400		23,534
SCANA Corp.	340,000		13,236
Southern Co. (f)	462,100		17,417
Vectren Corp.	727,700		20,266

			145,367

Total Common Stock (cost—$1,177,676)			1,021,502

SHORT-TERM INVESTMENTS—26.1%
	Principal Amount (000s)
Collateral Invested for Securities on Loan (e)—19.3%
Abbey National Treasury,
2.00% due 10/1/08	$12,779		12,779
Axon Financial Funding LLC, FRN (a)(b)(g)(h)(i)(j)†
2.477%	18,000		13,122
2.56%	15,000		10,935
Barclays Bank,
6.00% due 10/1/08	12,260		12,260
BNP Paribas,
5.00% due 10/1/08	12,260		12,260
Calyon,
7.00% due 10/1/08	12,260		12,260
Danske Bank A/S,
6.00% due 10/1/08	9,870		9,870
Deutsche Bank,
0.01% due 10/1/08	12,513		12,513
DnB NOR ASA,
6.00% due 10/1/08	12,260		12,260
Gryphon Funding Ltd., (g)(j)(k)†
zero coupon	7,297	*	3,896
ING Bank NV,
2.00% due 10/1/08	12,779		12,779
Lloyds Bank,
4.00% due 10/1/08	12,260		12,260
Natixis,
6.00% due 10/1/08	12,260		12,260
Nordea Bank PLC,
3.50% due 10/1/08	12,260		12,260
Royal Bank of Scotland PLC,
7.00% due 10/1/08	12,260		12,260
Societe Generale,
0.01% due 10/1/08	10,002		10,002
Svenska Handelsbanken,
3.00% due 10/1/08	12,779		12,779
UBS AG,
2.75% due 10/1/08	12,779		12,779

			209,534

Repurchase Agreement—6.9%
State Street Bank & Trust Co., dated 9/30/08, 1.25%, due 10/1/08, proceeds $74,983; collateralized by Fannie Mae, 4.33%, due 7/28/11, valued at $76,480 including accrued interest (cost—$74,980)	74,980		74,980

Total Short-Term Investments (cost—$296,110)			284,514

OPTIONS PURCHASED (d)—0.0%
	Contracts
Call Options—0.0%
Constellation Energy Group, Inc. (CBOE),
strike price $65, expires 10/18/08	1,712		17
Petrohawk Energy Corp. (CBOE),
strike price $30, expires 12/20/08	1,000		135
strike price $35, expires 12/20/08	2,500		213

Total Options Purchased (cost—$2,108)			365

Total Investments before options written (cost—$1,475,894)—120.1%			1,306,381

OPTIONS WRITTEN (d)—(0.0)%
Call Options—(0.0)%
PNC Financial Services Group, Inc. (CBOE),
strike price $80, expires 10/18/08 (premiums received—$155)	1,600		(360)

Total Investments net of options written (cost—$1,475,739)—120.0%			1,306,021

Other liabilities in excess of other assets—(20.0)%			(217,868)

Net Assets—100.0%			$1,088,153

Schedule of Investments

OCC Renaissance Fund

September 30, 2008 (unaudited)

Notes to Schedule of Investments

(amounts in thousands):

†	On April 7, 2008, The Bank of New York issued an irrevocable letter of credit (the “LOC”) to the Allianz Funds (the “Trust”) on behalf of each Fund that holds securities of Axon Financial Funding LLC (“Axon”) and/or Gryphon Funding Limited (formerly SIV Portfolio PLC and prior to that, Cheyne Finance LLC, “Gryphon Notes”), as investments of collateral for securities on loan under the Trust’s securities lending program. The LOC is designed to provide financial support to the Fund with the result that the Fund is effectively valuing each Axon and Gryphon Notes position at its full principal amount, taking into account the fair value being used for each such position together with a receivable to each Fund associated with the position under the LOC. The LOC was arranged for by an affiliate of the Trust’s investment manager at no cost to the Trust or the Funds.
*	Represents Notional Principal Amount
(a)	144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.
(b)	Security in default.
(c)	All or partial amount segregated as collateral for options written.
(d)	Non-income producing.
(e)	Security purchased with the cash proceeds from securities on loan.
(f)	All or portion of securities on loan with an aggregate market value of $212,641; cash collateral of $220,694 was received with which the Fund purchased short-term investments.
(g)	Illiquid security.
(h)	Issuer of the security is in the process of restructuring. At September 30, 2008, the maturity date for the payment of the principal was undetermined.
(i)	Security issued by a structured investment vehicle (“SIV”).
(j)	Fair-valued security.
(k)	No stated maturity date.

Glossary:

CBOE—Chicago Board Options Exchange

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2008.

REIT—Real Estate Investment Trust

Fair Value Measurements–Effective July 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the fair value technique of multi-dimensional relational pricing models and option adjusted spread pricing.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008, in valuing the Fund’s investments carried at value:

Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$1,021,490
Level 2 - Other Significant Observable Inputs	256,578
Level 3 - Significant Unobservable Inputs	27,953

Total	$1,306,021

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of September 30, 2008, were as follows:

Investments in Securities
Beginning balance, 6/30/08	$32,185
Net purchases (sales) and settlements	—
Accrued discounts (premiums)	—
Total realized and unrealized gain (loss)	(4,232)
Transfers in and/or out of Level 3	—

Ending balance, 9/30/08	$27,953

Schedule of Investments

OCC Target Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—96.0%
Capital Goods—1.2%
Textron, Inc.	180,000	$5,270

Chemicals—1.5%
CF Industries Holdings, Inc.	30,000	2,744
Intrepid Potash, Inc. (d)(f)	125,000	3,768

		6,512

Commercial Services—1.0%
VistaPrint Ltd. (d)(f)	125,000	4,105

Consumer Discretionary—5.8%
Coach, Inc. (d)	250,000	6,260
GameStop Corp., Class A (d)	200,000	6,842
Kohl’s Corp. (d)	100,000	4,608
Nordstrom, Inc.	250,000	7,205

		24,915

Consumer Services—14.3%
Aegean Marine Petroleum Network, Inc. (f)	275,000	6,146
AerCap Holdings NV (d)	590,741	6,268
Burger King Holdings, Inc.	250,000	6,140
Central European Media Enterprises Ltd., Class A (d)(f)	150,000	9,810
Corrections Corp. of America (d)	590,000	14,662
Owens-Illinois, Inc. (d)	200,000	5,880
Pinnacle Entertainment, Inc. (d)(f)	470,000	3,553
Quanta Services, Inc. (d)	125,000	3,376
Starwood Hotels & Resorts Worldwide, Inc.	200,000	5,628

		61,463

Consumer Staples—2.1%
Bunge Ltd. (f)	65,000	4,107
Fomento Economico Mexicano S.A. de C.V. ADR	125,000	4,767

		8,874

Energy—13.1%
EXCO Resources, Inc. (d)	300,000	4,896
First Solar, Inc. (d)	22,000	4,156
National-Oilwell Varco, Inc. (d)	100,000	5,023
Newfield Exploration Co. (d)	125,000	3,999
PetroHawk Energy Corp. (d)	1,100,000	23,793
Quicksilver Resources, Inc. (d)	425,000	8,343
Southwestern Energy Co. (d)	200,000	6,108

		56,318

Financial Services—8.4%
CapitalSource, Inc., REIT (f)	400,000	4,920
IntercontinentalExchange, Inc. (d)	140,000	11,295
MGIC Investment Corp. (f)	1,000,000	7,030
SLM Corp. (d)	800,000	9,872
Zions Bancorporation	85,000	3,290

		36,407

Healthcare—14.5%
BioMarin Pharmaceutical, Inc. (d)(f)	275,000	7,285
Celgene Corp. (d)	185,000	11,707
Hologic, Inc. (d)(f)	500,000	9,665
Illumina, Inc. (d)(f)	210,000	8,511
Intuitive Surgical, Inc. (d)	45,000	10,844
Psychiatric Solutions, Inc. (d)	215,000	8,159
United Therapeutics Corp. (d)(f)	60,000	6,310

		62,481

Materials & Processing—3.1%
Cleveland-Cliffs, Inc.	85,000	4,500
Precision Castparts Corp.	115,000	9,060

		13,560

Technology—24.8%
American Tower Corp., Class A (d)	425,000	15,287
Broadcom Corp., Class A (d)	465,000	8,663
Ciena Corp. (d)(f)	515,000	5,191
Citrix Systems, Inc. (d)	310,000	7,831
Energizer Holdings, Inc. (d)	100,000	8,055
F5 Networks, Inc. (d)	390,000	9,118
Gamesa Corp. Tecnologica S.A.	115,000	3,940
Global Payments, Inc.	240,000	10,766
Juniper Networks, Inc. (d)(f)	435,000	9,165
KLA-Tencor Corp. (f)	165,000	5,222
Lam Research Corp. (d)	175,000	5,511
Microchip Technology, Inc. (f)	420,000	12,361
ON Semi-conductor Corp. (d)	873,900	5,908

		107,018

Telecommunications—3.9%
Clearwire Corp., Class A (d)(f)	360,000	4,277
NII Holdings, Inc., Class B (d)	325,000	12,324

		16,601

Transportation—2.3%
Kansas City Southern (d)	75,000	3,327
Knight Transportation, Inc. (f)	400,000	6,788

		10,115

Total Common Stock (cost—$459,060)		413,639

Schedule of Investments

OCC Target Fund

September 30, 2008 (unaudited)

	Principal Amount (000s)	Value* (000s)
SHORT-TERM INVESTMENTS—21.1%
Collateral Invested for Securities on Loan (e)—17.2%
Abbey National Treasury,
2.00% due 10/1/08	$4,355	$4,355
Axon Financial Funding LLC, FRN, (a)(b)(g)(h)(i)(j)†
2.54%	10,000	7,290
2.56%	5,000	3,645
Barclays Bank,
6.00% due 10/1/08	4,238	4,238
BNP Paribas,
5.00% due 10/1/08	4,238	4,238
Calyon,
7.00% due 10/1/08	4,148	4,148
Danske Bank A/S,
6.00% due 10/1/08	956	956
Deutsche Bank,
0.01% due 10/1/08	6,153	6,153
DnB NOR ASA,
6.00% due 10/1/08	4,238	4,238
ING Bank NV,
2.00% due 10/1/08	4,355	4,355
Lloyds Bank,
4.00% due 10/1/08	4,238	4,238
Natixis,
6.00% due 10/1/08	4,238	4,238
Nordea Bank PLC,
3.50% due 10/1/08	4,238	4,238
Royal Bank of Scotland PLC,
7.00% due 10/1/08	4,238	4,238
Societe Generale,
0.01% due 10/1/08	4,918	4,918
Svenska Handelsbanken,
3.00% due 10/1/08	4,355	4,355
UBS AG,
2.75% due 10/1/08	4,355	4,355

		74,196

Repurchase Agreement—3.9%
State Street Bank & Trust Co., dated 9/30/08, 1.25%, due 10/1/08, proceeds $16,610; collateralized by Fannie Mae, 4.33%, due 7/28/11, valued at $16,941 including accrued interest (cost—$16,609)	16,609	16,609

Total Short-Term Investments (cost—$94,870)		90,805

	Contracts
OPTIONS PURCHASED (d)—0.4%
Call Options—0.4%
Petrohawk Energy Corp. (CBOE),
strike price $25, expires 3/21/09 (cost—$1,841)	3,500	1,575

Total Investments (cost—$555,771) (c)—117.5%		506,019

Liabilities in excess of other assets—(17.5)%		(75,198)

Net Assets—100.0%		$430,821

Notes to Schedule of Investments

(amounts in thousands):

†	On April 7, 2008, The Bank of New York issued an irrevocable letter of credit (the “LOC”) to the Allianz Funds (the “Trust”) on behalf of each Fund that holds securities of Axon Financial Funding LLC (“Axon”) as investments of collateral for securities on loan under the Trust’s securities lending program. The LOC is designed to provide financial support to the Fund with the result that the Fund is effectively valuing each Axon position at its full principal amount, taking into account the fair value being used for each such position together with a receivable to the Fund associated with the position under the LOC. The LOC was arranged for by an affiliate of the Trust’s investment manager at no cost to the Trust or the Funds.

Schedule of Investments

OCC Target Fund

September 30, 2008 (unaudited)

(a)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Security in default.
(c)	Securities with an aggregate value of $3,940, representing 0.91% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.
(d)	Non-income producing.
(e)	Security purchased with the cash proceeds from securities on loan.
(f)	All or portion of securities on loan with an aggregate market value of $74,962; cash collateral of $78,075 was received with which the Fund purchased short-term investments.
(g)	Illiquid security.
(h)	Issuer of the security is in the process of restructuring. At September 30, 2008, the maturity date for the payment of the principal was undetermined.
(i)	Security issued by a structured investment vehicle (“SIV”).
(j)	Fair-valued security.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2008.

REIT—Real Estate Investment Trust

Fair Value Measurements–Effective July 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of obsevable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008, in valuing the Fund’s investments carried at value:

Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$411,274
Level 2 - Other Significant Observable Inputs	83,810
Level 3 - Significant Unobservable Inputs	10,935

Total	$506,469

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of September 30, 2008, were as follows:

Investments in Securities
Beginning balance, 6/30/08	$12,315
Net purchases (sales) and settlements	—
Accrued discounts (premiums)	—
Total realized and unrealized gain (loss)	(1,380)
Transfers in and/or out of Level 3	—

Ending balance, 9/30/08	$10,935

Schedule of Investments

RCM Biotechnology Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—88.3%
Biotechnology—4.7%
Cardiome Pharma Corp. (b)(d)	45,415	$345
POZEN, Inc. (b)(d)	10,165	107
Teva Pharmaceutical Industries Ltd. ADR (a)(d)	112,565	5,154
Varian, Inc. (b)	45,075	1,934

		5,606

Energy—0.3%
Verenium Corp. (b)(d)	368,450	346

Healthcare—81.7%
Acorda Therapeutics, Inc. (b)(d)	17,600	420
Adolor Corp. (b)	139,605	482
Affymax, Inc. (b)	5,335	106
Alexion Pharmaceuticals, Inc. (b)	60,840	2,391
Alexza Pharmaceuticals, Inc. (b)(d)	18,400	91
Alnylam Pharmaceuticals, Inc. (b)(d)	20,265	587
Altus Pharmaceuticals, Inc. (b)(d)	33,980	38
Amgen, Inc. (a)(b)	263,500	15,618
Amylin Pharmaceuticals, Inc. (a)(b)(d)	413,700	8,365
Arena Pharmaceuticals, Inc. (b)(d)	28,513	143
Ariad Pharmaceuticals, Inc. (b)	49,780	123
Arqule, Inc. (b)(d)	35,495	114
Array Biopharma, Inc. (b)(d)	27,385	210
Arrowhead Research Corp. (b)(d)	95,730	100
Atherogenics, Inc. (b)(d)	27,040	9
Avigen, Inc. (b)	31,400	126
Biogen Idec, Inc. (a)(b)	62,345	3,135
BioMarin Pharmaceutical, Inc. (b)(d)	53,680	1,422
BioMimetic Therapeutics, Inc. (b)	14,005	155
Cephalon, Inc. (b)(d)	13,275	1,029
Combinatorx, Inc. (b)(d)	69,640	225
Cubist Pharmaceuticals, Inc. (b)(d)	28,145	626
Curis, Inc. (b)(d)	723,400	839
Cypress Bioscience, Inc. (b)	30,505	224
Cytokinetics, Inc. (b)	38,230	181
Enteromedics, Inc. (b)	54,151	174
Exelixis, Inc. (b)	85,725	521
Genentech, Inc. (a)(b)	71,500	6,341
Gen-Probe, Inc. (b)	12,980	689
Geron Corp. (b)(d)	91,998	363
Gilead Sciences, Inc. (a)(b)	393,020	17,914
Helicos Biosciences Corp. (b)	22,815	39
Human Genome Sciences, Inc. (a)(b)	355,335	2,256
Idenix Pharmaceuticals, Inc. (b)(d)	31,465	227
Illumina, Inc. (b)(d)	55,330	2,243
ImClone Systems, Inc. (b)(d)	72,220	4,509
Immunomedics, Inc. (b)(d)	180,670	322
InterMune, Inc. (b)(d)	35,560	608
Isis Pharmaceuticals, Inc. (b)(d)	38,617	652
Keryx Biopharmaceuticals, Inc. (b)	518,095	181
Medarex, Inc. (b)	103,825	672
Medicines Co. (b)	12,335	286
Medivation, Inc. (b)(d)	19,600	519
Myriad Genetics, Inc. (b)(d)	22,460	1,457
Onyx Pharmaceuticals, Inc. (b)	53,300	1,928
OSI Pharmaceuticals, Inc. (b)(d)	72,890	3,593
Osiris Therapeutics, Inc. (b)(d)	29,235	564
Panacos Pharmaceuticals, Inc. (b)(d)	26,560	8
PDL BioPharma, Inc.	56,300	524
Perrigo Co.	19,400	746
Poniard Pharmaceuticals, Inc. (b)(d)	35,187	150
Progenics Pharmaceuticals, Inc. (b)(d)	19,000	253
Protalix Biotherapeutics, Inc. (b)(d)	100,440	224
Qiagen NV (b)	66,405	1,310
Regeneron Pharmaceuticals, Inc. (b)	85,740	1,872
Rigel Pharmaceuticals, Inc. (b)(d)	24,215	565
Savient Pharmaceuticals, Inc. (b)(d)	32,750	488
Seattle Genetics, Inc. (b)	40,935	438
Sepracor, Inc. (b)	9,440	173
StemCells, Inc. (b)(d)	58,845	61
United Therapeutics Corp. (b)	25,470	2,679
Vertex Pharmaceuticals, Inc. (b)	115,900	3,853
XenoPort, Inc. (b)	11,765	570
XOMA Ltd. (b)(d)	169,000	355
Zymogenetics, Inc. (b)(d)	55,670	371

		97,457

Total Common Stock (cost—$115,848)		105,343

SHORT-TERM INVESTMENTS—36.1%

	Principal Amount (000s)
Collateral Invested for Securities on Loan (c)—20.5%
Abbey National Treasury,
2.00% due 10/1/08	$2,057	2,057
Barclays Bank,
6.00% due 10/1/08	1,284	1,284
BNP Paribas,
5.00% due 10/1/08	1,284	1,284
Calyon,
7.00% due 10/1/08	1,284	1,284
Danske Bank A/S,
6.00% due 10/1/08	1,459	1,459

Schedule of Investments

RCM Biotechnology Fund

September 30, 2008 (unaudited)

	Principal Amount (000s)	Value* (000s)
Deutsche Bank,
0.01% due 10/1/08	$2,477	$2,477
DnB NOR ASA,
6.00% due 10/1/08	1,284	1,284
ING Bank NV,
2.00% due 10/1/08	2,057	2,057
Lloyds Bank,
4.00% due 10/1/08	1,284	1,284
Natixis,
6.00% due 10/1/08	1,284	1,284
Nordea Bank PLC,
3.50% due 10/1/08	1,284	1,284
Royal Bank of Scotland PLC,
7.00% due 10/1/08	1,284	1,284
Societe Generale,
0.01% due 10/1/08	1,980	1,980
Svenska Handelsbanken,
3.00% due 10/1/08	2,057	2,057
UBS AG,
2.75% due 10/1/08	2,057	2,057

		24,416

Repurchase Agreement—15.6%
State Street Bank & Trust Co., dated 9/30/08, 1.25%, due 10/1/08, proceeds $18,597; collateralized by Freddie Mac Discount Note, 2.883%, due 11/17/08, valued at $18,969 including accrued interest (cost—$18,596)	18,596	18,596

Total Short-Term Investments (cost—$43,012)		43,012

OPTIONS PURCHASED (b)—10.9%

	Contracts
Call Options—9.3%
Amylin Pharmaceuticals, Inc. (CBOE),
strike price $20, expires 1/17/09	2,000	700
strike price $25, expires 1/17/09	1,100	188
strike price $30, expires 10/18/08	1,875	19
strike price $35, expires 10/18/08	1,000	10
Genentech, Inc. (CBOE),
strike price $90, expires 1/17/09	2,100	1,470
strike price $95, expires 1/17/09	3,000	1,545
strike price $100, expires 12/20/08	600	136
strike price $100, expires 1/17/09	1,900	551
strike price $120, expires 1/17/09	7,000	70
Gilead Sciences, Inc. (CBOE),
strike price $30, expires 1/17/09	670	1,082
strike price $45, expires 1/17/09	1,500	720
strike price $47.50, expires 1/17/09	2,650	980
strike price $50, expires 1/17/09	2,500	688
strike price $52.50, expires 1/17/09	3,000	585
strike price $60, expires 1/17/09	3,278	279
ImClone Systems, Inc. (CBOE),
strike price $40, expires 11/22/08	60	133
strike price $65, expires 11/22/08	2,500	500
PDL BioPharma, Inc. (CBOE),
strike price $25, expires 1/17/09	3,892	19
Vertex Pharmaceuticals, Inc. (CBOE),
strike price $25, expires 1/17/09	1,500	1,425

		11,100

Put Options—1.6%
Affymetrix, Inc. (CBOE),
strike price $10, expires 11/22/08	2,000	505
strike price $10, expires 2/21/09	2,000	565
Celgene Corp. (CBOE),
strike price $40, expires 1/17/09	1,500	120
Genzyme Corp. (CBOE),
strike price $85, expires 10/18/08	1,000	770

		1,960

Total Options Purchased (cost—$17,974)		13,060

Total Investments before options written and securities sold short (cost—$176,834)—135.3%		161,415

OPTIONS WRITTEN (b)—(0.6)%
Put Options—(0.6)%
Genentech, Inc. (CBOE),
strike price $90, expires 12/20/08	600	(516)
ImClone Systems, Inc. (CBOE),
strike price $60, expires 11/22/08	1,000	(220)

Total Options Written (premiums received—$342)		(736)

Schedule of Investments

RCM Biotechnology Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
SECURITIES SOLD SHORT—(0.1)%
Healthcare—(0.1)%
RXi Pharmaceuticals Corp. (b) (proceeds—$90)	10,130	$(82)

Total Investments net of options written and securities sold short (cost—$176,402)—134.6%		160,597

Other liabilities in excess of other assets—(34.6)%		(41,302)

Net Assets—100.0%		$119,295

Notes to Schedule of Investments

(amounts in thousands):

(a)	All or partial amount segregated as collateral for options written and securities sold short.
(b)	Non-income producing.
(c)	Security purchased with the cash proceeds from securities on loan.
(d)	All or portion of securities on loan with an aggregate market value of $22,968; cash collateral of $24,372 was received with which the Fund purchased short-term investments.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

Fair Value Measurements–Effective July 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the fair value technique of option adjusted spread pricing.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008, in valuing the Fund’s investments carried at value:

Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$117,000
Level 2 - Other Significant Observable Inputs	43,597
Level 3 - Significant Unobservable Inputs	—

Total	$160,597

Schedule of Investments

RCM Global Resources Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—95.7%
Australia—2.2%
BHP Billiton Ltd.	19,726	$510
Rio Tinto Ltd.	5,778	313

		823

Brazil—2.1%
Petroleo Brasileiro S.A. ADR	18,455	811

Canada—4.4%
Canadian Natural Resources Ltd.	10,772	739
Suncor Energy, Inc.	22,235	919

		1,658

Cayman Islands—5.2%
Suntech Power Holdings Co., Ltd. ADR (b)	10,580	380
Transocean, Inc. (b)	14,330	1,574

		1,954

Denmark—2.4%
Vestas Wind Systems A/S (b)	10,565	922

France—1.3%
Companie Generale de Geophysique (b)	15,545	493

Norway—2.2%
Petroleum Geo-Services ASA (b)	34,295	453
Prosafe SE	65,580	359

		812

Spain—1.0%
Gamesa Corp. Tecnologica S.A.	10,595	363

United Kingdom—2.7%
Rio Tinto PLC	5,715	359
Vedanta Resources PLC	13,330	279
Xstrata PLC	11,675	364

		1,002

United States—72.2%
Anadarko Petroleum Corp.	8,725	423
Arch Coal, Inc.	29,345	965
Arena Resources, Inc. (b)	23,385	909
Burlington Northern Santa Fe Corp.	7,925	733
Cameron International Corp. (b)	19,815	764
Concho Resources, Inc. (b)	15,530	429
Core Laboratories NV	5,835	591
Devon Energy Corp.	13,990	1,276
Diamond Offshore Drilling, Inc.	10,225	1,054
EOG Resources, Inc.	8,915	798
Exxon Mobil Corp.	15,680	1,218
First Solar, Inc. (b)	1,920	363
Freeport-McMoRan Copper & Gold, Inc.	5,610	319
Goodrich Petroleum Corp. (b)	15,845	691
Marathon Oil Corp.	47,930	1,911
MEMC Electronic Materials, Inc. (b)	10,345	292
Monsanto Co.	8,225	814
National-Oilwell Varco, Inc. (b)	24,120	1,212
Newfield Exploration Co. (b)	25,800	825
Noble Corp.	22,015	966
Noble Energy, Inc.	8,155	453
Peabody Energy Corp.	22,675	1,020
PetroHawk Energy Corp. (b)	24,740	535
Schlumberger Ltd.	21,110	1,648
Smith International, Inc.	13,830	811
Southwestern Energy Co. (b)	55,570	1,697
Sunoco, Inc.	18,360	653
Sunpower Corp., Class A (b)	5,650	401
Valero Energy Corp.	31,265	947
Weatherford International Ltd. (b)	51,345	1,291
XTO Energy, Inc.	26,920	1,252

		27,261

Total Common Stock (cost—$44,206)		36,099

	Principal Amount (000s)
Repurchase Agreement—2.5%
State Street Bank & Trust Co., dated 9/30/08, 1.25%, due 10/1/08, proceeds $948; collateralized by Fannie Mae, 4.33%, due 7/28/11, valued at $972 including accrued interest (cost—$948)	$948	948

Total Investments (cost—$45,154) (a)—98.2%		37,047

Other assets less liabilities—1.8%		688

Net Assets—100.0%		$37,735

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $4,415, representing 11.70% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Fair Value Measurements–Effective July 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the fair value technique of estimating the price that would have prevailed in a liquid market for international equities given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008, in valuing the Fund’s investments carried at value:

Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$31,684
Level 2 - Other Significant Observable Inputs	5,363
Level 3 - Significant Unobservable Inputs	—

Total	$37,047

Schedule of Investments

RCM Global Small-Cap Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.5%
Argentina—0.4%
Mercadolibre, Inc. (b)(d)	28,451	$579

Austria—1.7%
Flughafen Wien AG	22,513	1,419
Schoeller-Bleckmann Oilfield Equipment AG	11,534	700

		2,119

Bermuda—0.6%
Argo Group International Holdings Ltd. (b)	21,434	790
Peace Mark Holdings Ltd. (e)	932,000	—	(f)

		790

Brazil—2.0%
Gafisa S.A.	103,880	1,316
Gafisa S.A. ADR (d)	20,990	539
Klabin Segall S.A.	260,440	636

		2,491

Canada—1.0%
Lululemon Athletica, Inc. (b)(d)	55,315	1,274

China—1.0%
China Dongxiang Group Co.	4,667,000	1,345

Denmark—0.3%
Sydbank A/S	11,000	330

France—1.0%
SR Teleperformance	45,040	1,256

Germany—1.4%
Bauer AG	14,300	719
Nordex AG (b)	25,050	686
Sixt AG	15,380	332

		1,737

Greece—0.9%
Hellenic Exchanges S.A. Holding	26,210	304
JUMBO S.A.	48,732	801

		1,105

Hong Kong—1.0%
Natural Beauty Bio-Technology Ltd.	6,055,242	1,297

Ireland—3.0%
Grafton Group PLC, UNIT (b)	233,165	1,072
Icon PLC ADR (b)	72,555	2,775

		3,847

Italy—0.6%
Danieli & Co. SpA	53,040	785

Japan—8.9%
Daihatsu Diesel Manufacturing Co., Ltd.	148,500	971
Daiseki Co., Ltd.	43,470	1,160
Ferrotec Corp.	63,500	1,049
Jupiter Telecommunications Co., Ltd.	995	716
Musashino Bank Ltd.	40,470	1,174
Nipro Corp.	61,000	1,036
NPC, Inc.	22,900	1,053
Taihei Kogyo Co., Ltd.	204,000	533
Tokai Carbon Co., Ltd.	118,000	865
Ulvac, Inc.	28,100	796
Unicharm Petcare Corp.	34,800	1,043
Works Applications Co., Ltd.	1,065	911

		11,307

Malaysia—0.8%
CB Industrial Product Holding Bhd	450,655	417
Knm Group Bhd	1,684,500	624

		1,041

Netherlands—3.1%
Aalberts Industries NV	63,945	818
Nutreco Holding NV	22,615	1,065
Sligro Food Group NV	66,671	2,009

		3,892

Russia—1.3%
Severstal-Avto	32,100	963
Veropharm (b)	20,500	760

		1,723

Singapore—1.4%
Raffles Education Corp., Ltd.	1,959,000	987
Straits Asia Resources Ltd.	696,000	732
Tat Hong Holdings Ltd. (b)	68,200	7

		1,726

Sweden—1.0%
Elekta AB	75,530	1,290

Switzerland—9.6%
Bank Sarasin & Cie AG	43,528	1,667
BKW FMB Energie AG	12,068	1,244
Dufry Group	11,058	511
Romande Energie Holding S.A.	880	1,996
Schulthess Group	18,648	941
St. Galler Kantonalbank	4,895	2,024
Temenos Group AG (b)(d)	74,749	1,425
Vetropack Holding AG	726	1,245
Winterthur Technologie AG	25,078	1,089

		12,142

Schedule of Investments

RCM Global Small-Cap Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
United Kingdom—8.7%
BBA Aviation PLC	223,600	$460
Cadogan Petroleum PLC (b)	409,130	720
Carillion PLC	181,935	850
Chemring Group PLC	25,480	941
Dana Petroleum PLC (b)	54,530	1,162
Intermediate Capital Group PLC	40,248	882
Interserve PLC	83,420	451
JKX Oil & Gas PLC	188,280	940
Kier Group PLC	19,955	281
Moneysupermarket.com Group PLC	1,097,066	1,112
Persimmon PLC	167,665	1,220
QinetiQ PLC	179,330	667
Restaurant Group PLC	456,895	1,022
Wellstream Holdings PLC	19,650	362

		11,070

United States—49.8%
Affiliated Managers Group, Inc. (b)(d)	11,548	957
Alberto-Culver Co.	21,780	593
Alliance Imaging, Inc. (b)	47,180	484
American Eagle Outfitters, Inc.	72,250	1,102
American Public Education, Inc. (b)	20,395	985
Arena Resources, Inc. (b)	28,180	1,095
Atlas Air Worldwide Holdings, Inc. (b)	16,355	659
Avista Corp.	69,130	1,501
Blackboard, Inc. (b)	8,037	324
Boston Private Financial Holdings, Inc.	35,600	311
Brown Shoe Co., Inc.	61,937	1,014
Capella Education Co. (b)	19,178	822
Carrizo Oil & Gas, Inc. (b)(d)	20,660	749
Celera Corp. (b)	64,145	991
Central European Distribution Corp. (b)	23,570	1,070
Central European Media Enterprises Ltd., Class A (b)(d)	16,652	1,089
City National Corp.	23,385	1,270
Clean Harbors, Inc. (b)	9,794	661
Concho Resources, Inc. (b)	37,935	1,047
Core Laboratories NV (d)	9,663	979
Corporate Office Properties Trust, REIT	27,929	1,127
Data Domain, Inc. (b)(d)	30,845	687
Deckers Outdoor Corp. (b)(d)	12,430	1,294
DTS, Inc. (b)	38,460	1,070
Entegris, Inc. (b)	86,373	418
Factset Research Systems, Inc. (d)	26,680	1,394
FCStone Group, Inc. (b)(d)	52,170	938
Finish Line, Class A	76,780	767
Forrester Research, Inc. (b)	21,090	618
Geo Group, Inc. (b)	59,139	1,195
GFI Group, Inc.	132,635	625
Goodrich Petroleum Corp. (b)(d)	15,385	671
Gymboree Corp. (b)	30,220	1,073
HMS Holdings Corp. (b)	41,776	1,001
Illumina, Inc. (b)	26,056	1,056
Intermec, Inc. (b)(d)	47,478	932
JDA Software Group, Inc. (b)	66,345	1,009
MedAssets, Inc. (b)	34,279	590
MICROS Systems, Inc. (b)(d)	50,584	1,348
Microsemi Corp. (b)(d)	44,940	1,145
Middleby Corp. (b)(d)	17,670	960
Monolithic Power Systems, Inc. (b)	52,210	907
Natus Medical, Inc. (b)	46,695	1,058
Nuance Communications, Inc. (b)	76,520	933
ON Semi-conductor Corp. (b)(d)	270,795	1,831
Parexel International Corp. (b)	44,595	1,278
Parker Drilling Co. (b)(d)	105,855	849
PrivateBancorp, Inc.	32,145	1,339
Progress Software Corp. (b)	32,270	839
Psychiatric Solutions, Inc. (b)	31,800	1,207
Rex Energy Corp. (b)	47,060	742
Silgan Holdings, Inc.	25,045	1,280
Snap-On, Inc.	25,060	1,320
Solera Holdings, Inc. (b)	47,250	1,357
Spartan Stores, Inc. (d)	58,490	1,455
Stanley, Inc. (b)	31,310	1,156
Stifel Financial Corp. (b)	13,099	654
Sun Healthcare Group, Inc. (b)	70,400	1,032
Titan International, Inc. (d)	16,800	358
Triumph Group, Inc.	18,111	828
Tyler Technologies, Inc. (b)	20,441	310
United Therapeutics Corp. (b)	9,857	1,037
Varian Semi-conductor Equipment Associates, Inc. (b)	22,965	577
Verigy Ltd. (b)	73,427	1,195
Vocus, Inc. (b)	30,300	1,029
Watson Wyatt Worldwide, Inc., Class A	22,365	1,112

		63,304

Total Common Stock (cost—$142,021)		126,450

Schedule of Investments

RCM Global Small-Cap Fund

September 30, 2008 (unaudited)

	Principal Amount (000s)	Value* (000s)
SHORT-TERM INVESTMENTS—14.3%
Collateral Invested for Securities on Loan (c)—14.3%
Abbey National Treasury,
2.00% due 10/1/08	$1,664	$1,664
Barclays Bank,
6.00% due 10/1/08	1,069	1,069
BNP Paribas,
5.00% due 10/1/08	1,070	1,070
Calyon,
7.00% due 10/1/08	1,560	1,560
Danske Bank A/S,
6.00% due 10/1/08	864	864
Deutsche Bank,
0.01% due 10/1/08	1,137	1,137
DnB NOR ASA,
6.00% due 10/1/08	1,070	1,070
ING Bank NV,
2.00% due 10/1/08	1,664	1,664
Lloyds Bank,
4.00% due 10/1/08	579	579
Natixis,
6.00% due 10/1/08	1,069	1,069
Nordea Bank PLC,
3.50% due 10/1/08	1,069	1,069
Royal Bank of Scotland PLC,
7.00% due 10/1/08	1,069	1,069
Societe Generale,
0.01% due 10/1/08	908	908
Svenska Handelsbanken,
3.00% due 10/1/08	1,664	1,664
UBS AG,
2.75% due 10/1/08	1,664	1,664

Total Short-Term Investments (cost—$18,120)		18,120

Total Investments (cost—$160,141) (a)—113.8%		144,570

Liabilities in excess of other assets—(13.8)%		(17,574)

Net Assets—100.0%		$126,996

Notes to Schedule of Investments

(amounts in thousands):

(a)	Security with an aggregate value of $52,787, representing 41.57% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.
(c)	Securities purchased with cash proceeds from securities on loan.
(d)	All or portion of securities on loan with an aggregate market value of $17,212; cash collateral of $18,073 was received with which the Fund purchased short-term investments.
(e)	Fair-valued security.
(f)	Amount less than $500.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Fair Value Measurements–Effective July 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the fair value technique of estimating the price that would have prevailed in a liquid market for international equities given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008, in valuing the Fund’s investments carried at value:

Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$71,941
Level 2 - Other Significant Observable Inputs	72,629
Level 3 - Significant Unobservable Inputs	—

Total	$144,570

Schedule of Investments

RCM International Growth Equity Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.5%
Australia—1.5%
Westpac Capital Corp.	50,000	$886

Belgium—1.4%
InBev NV	14,000	833

Brazil—2.2%
Petroleo Brasileiro S.A. ADR	30,300	1,332

Canada—0.9%
Canadian Natural Resources Ltd.	8,400	576

Cayman Islands—0.8%
Netease.com, Inc. ADR (b)(d)	21,500	490

China—1.1%
CNOOC Ltd.	586,000	658

Denmark—1.6%
Novo Nordisk AS, Class B	19,000	985

France—11.6%
Capgemini S.A.	12,285	580
Groupe Danone	11,300	802
Ipsen S.A.	16,530	747
L’Oreal S.A.	7,900	775
Pinault-Printemps-Redoute S.A.	7,370	660
Societe Generale	13,200	1,186
Total S.A.	25,800	1,567
Vinci S.A.	14,800	697

		7,014

Germany—9.0%
BAYER AG	25,594	1,874
Merck KGaA	6,700	715
SAP AG	23,604	1,257
Siemens AG	17,175	1,602

		5,448

Hong Kong—1.0%
Cheung Kong Ltd.	53,000	600

India—1.6%
Bharti Airtel Ltd. (b)	41,395	702
ICICI Bank Ltd.	25,000	291

		993

Italy—1.6%
Intesa Sanpaola SpA	175,000	962

Japan—19.5%
Acom Co., Ltd. (d)	19,000	649
Asahi Glass Co., Ltd.	63,000	554
East Japan Railway Co.	155	1,156
Fanuc Ltd.	5,400	406
Ibiden Co., Ltd.	16,400	399
Inpex Holdings, Inc.	90	765
Kirin Brewery Co., Ltd.	40,000	526
Kuraray Co., Ltd.	71,000	706
Marubeni Corp.	120,000	544
Mitsui Fudosan Co., Ltd.	47,000	908
Mizuho Financial Group, Inc.	159	695
Nidec Corp.	13,300	818
Nintendo Co., Ltd.	2,300	976
NTT Data Corp. (d)	184	727
Promise Co., Ltd. (d)	14,000	271
Sumitomo Mitsui Financial Group, Inc.	169	1,060
T&D Holdings, Inc.	12,500	660

		11,820

Mexico—1.5%
America Movil S.A. de C.V. ADR, Class L	19,000	881

Netherlands—5.5%
Akzo Nobel NV	14,000	672
Koninklijke Philips Electronics NV	29,000	787
Royal KPN NV	54,407	786
Unilever NV (d)	40,000	1,126

		3,371

South Korea—0.9%
Samsung Electronics Co., Ltd.	1,230	564

Spain—3.0%
Telefonica S.A.	77,000	1,831

Sweden—1.2%
Hennes & Mauritz AB, Class B	18,000	737

Switzerland—12.1%
ABB Ltd. (b)	60,000	1,163
Holcim Ltd.	10,600	777
Lonza Group AG	5,200	652
Nestle S.A.	41,000	1,772
Roche Holdings AG	10,730	1,679
Zurich Financial Services AG	4,600	1,274

		7,317

Taiwan—0.6%
AU Optronics Corp. ADR	32,000	364

Schedule of Investments

RCM International Growth Equity Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
United Kingdom—19.9%
Barclays PLC	184,092	$1,094
Diageo PLC	65,612	1,119
HSBC Holdings PLC	86,000	1,391
Inmarsat PLC	78,000	682
Prudential PLC	126,000	1,149
Reckitt Benckiser Group PLC	27,125	1,315
Rio Tinto PLC	18,100	1,136
Serco Group PLC	96,600	630
Shire Ltd.	41,074	650
Smith & Nephew PLC	76,500	808
Vodafone Group PLC	433,097	956
Xstrata PLC	36,900	1,150

		12,080

Total Common Stock (cost—$66,435)		59,742

SHORT-TERM INVESTMENTS—4.6%

	Principal Amount (000s)
Collateral Invested for Securities on Loan (c)—4.6%
Abbey National Treasury,
2.00% due 10/1/08	$248	248
Barclays Bank,
6.00% due 10/1/08	153	153
BNP Paribas,
5.00% due 10/1/08	152	152
Calyon,
7.00% due 10/1/08	152	152
Danske Bank A/S,
6.00% due 10/1/08	152	152
Deutsche Bank,
0.01% due 10/1/08	245	245
DnB NOR ASA,
6.00% due 10/1/08	152	152
ING Bank NV,
2.00% due 10/1/08	248	248
Lloyds Bank,
4.00% due 10/1/08	152	152
Natixis,
6.00% due 10/1/08	152	152
Nordea Bank PLC,
3.50% due 10/1/08	152	152
Royal Bank of Scotland PLC,
7.00% due 10/1/08	152	152
Societe Generale,
0.01% due 10/1/08	196	196
Svenska Handelsbanken,
3.00% due 10/1/08	248	248
UBS AG,
2.75% due 10/1/08	248	248

Total Short-Term Investments (cost—$2,802)		2,802

Total Investments (cost—$69,237) (a)—103.1%		62,544

Liabilities in excess of other assets—(3.1)%		(1,876)

Net Assets—100.0%		$60,668

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $56,100, representing 92.47% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.
(c)	Securities purchased with cash proceeds from securities on loan.
(d)	All or portion of securities on loan with an aggregate market value of $2,667; cash collateral of $2,796 was received with which the Fund purchased short-term investments.

Glossary:

ADR—American Depositary Receipt

Fair Value Measurements–Effective July 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the fair value technique of estimating the price that would have prevailed in a liquid market for international equities given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008, in valuing the Fund’s investments carried at value:

Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$3,642
Level 2 - Other Significant Observable Inputs	58,902
Level 3 - Significant Unobservable Inputs	—

Total	$62,544

Schedule of Investments

RCM Large-Cap Growth Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.7%
Capital Goods—2.4%
Deere & Co.	102,945	$5,096
Fluor Corp. (d)	77,635	4,324

		9,420

Consumer Discretionary—10.7%
Avon Products, Inc. (d)	167,320	6,956
CVS Corp.	268,245	9,029
McDonald’s Corp.	179,500	11,075
Wal-Mart Stores, Inc. (a)	250,875	15,025

		42,085

Consumer Staples—7.1%
Coca-Cola Co.	121,115	6,405
Colgate-Palmolive Co.	141,730	10,679
PepsiCo, Inc.	95,220	6,786
Procter & Gamble Co.	59,350	4,136

		28,006

Energy—7.9%
National-Oilwell Varco, Inc. (b)	84,850	4,262
Schlumberger Ltd.	148,730	11,614
Weatherford International Ltd. (b)	257,220	6,467
XTO Energy, Inc. (d)	188,410	8,765

		31,108

Financial Services—11.9%
Charles Schwab Corp.	363,989	9,464
Goldman Sachs Group, Inc.	28,760	3,681
IntercontinentalExchange, Inc. (b)	50,400	4,066
Invesco Ltd.	136,200	2,858
JPMorgan Chase & Co.	144,350	6,741
M&T Bank Corp.	56,505	5,043
Northern Trust Corp.	112,035	8,089
U.S. Bancorp	194,005	6,988

		46,930

Healthcare—17.7%
Abbott Laboratories	184,430	10,620
Allergan, Inc.	73,650	3,793
Barr Laboratories, Inc. (b)	33,275	2,173
Baxter International, Inc.	117,375	7,703
Covidien Ltd.	86,175	4,633
Genentech, Inc. (b)	92,110	8,168
Gilead Sciences, Inc. (b)	183,350	8,357
Medco Health Solutions, Inc. (b)	73,800	3,321
Merck & Co., Inc.	152,255	4,805
Shire Pharmaceuticals Group PLC ADR (d)	47,020	2,245
St. Jude Medical, Inc. (b)	144,965	6,305
Teva Pharmaceutical Industries Ltd. ADR (d)	166,160	7,608

		69,731

Materials & Processing—3.9%
Air Products & Chemicals, Inc.	71,800	4,918
Monsanto Co. (a)	64,650	6,399
Precision Castparts Corp.	49,638	3,910

		15,227

Multi-Media—1.7%
Walt Disney Co.	223,680	6,865

Oil & Gas—4.9%
Exxon Mobil Corp.	138,260	10,737
Transocean, Inc. (b)	78,239	8,594

		19,331

Technology—22.4%
Activision Blizzard, Inc. (b)	301,428	4,651
Adobe Systems, Inc. (b)	137,515	5,428
Amazon.com, Inc. (b)	77,100	5,610
Apple, Inc. (b)	100,745	11,451
EMC Corp. (b)	289,759	3,465
Google, Inc., Class A (a)(b)	20,985	8,405
Hewlett-Packard Co.	187,171	8,655
Intel Corp.	431,740	8,086
Microsoft Corp. (a)	344,110	9,184
Oracle Corp. (b)	335,915	6,822
Research In Motion Ltd. (a)(b)	48,165	3,290
Texas Instruments, Inc.	183,695	3,949
Thermo Fisher Scientific, Inc. (b)	166,155	9,139

		88,135

Telecommunications—6.6%
AT&T, Inc.	166,884	4,659
Cisco Systems, Inc. (a)(b)	361,150	8,148
QUALCOMM, Inc.	200,025	8,595
Verizon Communications, Inc.	146,855	4,713

		26,115

Transportation—1.5%
Burlington Northern Santa Fe Corp.	63,775	5,895

Total Common Stock (cost—$395,945)		388,848

Schedule of Investments

RCM Large-Cap Growth Fund

September 30, 2008 (unaudited)

	Principal Amount (000s)	Value* (000s)
SHORT-TERM INVESTMENTS—4.0%
Collateral Invested for Securities on Loan (c)—3.9%
Abbey National Treasury,
2.00% due 10/1/08	$1,337	$1,337
Barclays Bank,
6.00% due 10/1/08	858	858
BNP Paribas,
5.00% due 10/1/08	858	858
Calyon,
7.00% due 10/1/08	858	858
Danske Bank A/S,
6.00% due 10/1/08	858	858
Deutsche Bank,
0.01% due 10/1/08	1,384	1,384
DnB NOR ASA,
6.00% due 10/1/08	858	858
ING Bank NV,
2.00% due 10/1/08	1,338	1,338
Lloyds Bank,
4.00% due 10/1/08	858	858
Natixis,
6.00% due 10/1/08	858	858
Nordea Bank PLC,
3.50% due 10/1/08	858	858
Royal Bank of Scotland PLC,
7.00% due 10/1/08	858	858
Societe Generale,
0.01% due 10/1/08	1,107	1,107
Svenska Handelsbanken,
3.00% due 10/1/08	1,337	1,337
UBS AG,
2.75% due 10/1/08	1,337	1,337

		15,562

Repurchase Agreement—0.1%
State Street Bank & Trust Co., dated 9/30/08, 1.25%, due 10/1/08, proceeds $333; collateralized by Freddie Mac Discount Note, 2.883%, due 11/17/08, valued at $344 including accrued interest (cost—$333)	333	333

Total Short-Term Investments (cost—$15,895)		15,895

	Contracts
OPTIONS PURCHASED (b)—0.7%
Put Options—0.7%
Monsanto Co. (CBOE), strike price $140, expires 1/17/09 (cost—$1,204)	646	2,781

Total Investments before options written (cost—$413,044)—103.4%		407,524

OPTIONS WRITTEN (b)—(1.2)%
Call Options—(0.5)%
Air Products & Chemicals (CBOE),
strike price $120, expires 1/17/09	718	(7)
Cisco Systems, Inc. (CBOE),
strike price $22.50, expires 1/17/09	3,611	(762)
Microsoft Corp. (CBOE),
strike price $27.50, expires 1/17/09	3,441	(609)
Monsanto Co. (CBOE),
strike price $170, expires 1/17/09	646	(42)
Research In Motion Ltd. (CBOE),
strike price $135, expires 1/17/09	481	(21)
Wal-Mart Stores, Inc. (CBOE),
strike price $65, expires 3/21/09	2,508	(577)

		(2,018)

Put Options—(0.7)%
Amazon.com, Inc. (CBOE),
strike price $65, expires 1/17/09	771	(447)
Coca-Cola Bottling Co. United, Inc. (CBOE),
strike price $50, expires 1/17/09	1,728	(346)
Monsanto Co. (CBOE),
strike price $85, expires 1/17/09	646	(446)
Research In Motion Ltd. (CBOE),
strike price $80, expires 1/17/09	756	(1,406)
S&P 500 Index (CBOE),
strike price $22, expires 11/19/08	4,464	(290)

		(2,935)

Total Options Written (premiums received—$5,778)		(4,953)

Total Investments net of options written (cost—$407,266)—102.2%		402,571

Other liabilities in excess of other assets—(2.2)%		(8,502)

Net Assets—100.0%		$394,069

Schedule of Investments

RCM Large-Cap Growth Fund

September 30, 2008 (unaudited)

Notes to Schedule of Investments

(amounts in thousands):

(a)	All or partial amount segregated as collateral for options written.
(b)	Non-income producing.
(c)	Security purchased with the cash proceeds from securities on loan.
(d)	All or portion of securities on loan with an aggregate market value of $15,026; cash collateral of $15,519 was received with which the Fund purchased short-term investments.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

Fair Value Measurements–Effective July 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of obsevable inputs and minimized the use of unobservable inputs. The Fund utilized the fair value technique of option adjusted spread pricing.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008, in valuing the Fund’s investments carried at value:

Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$386,725
Level 2 - Other Significant Observable Inputs	15,846
Level 3 - Significant Unobservable Inputs	—

Total	$402,571

Schedule of Investments

RCM Mid-Cap Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.2%
Aerospace—1.6%
Alliant Techsystems, Inc. (a)	9,300	$874
Goodrich Corp.	3,025	126

		1,000

Building/Construction—1.0%
Foster Wheeler Ltd. (a)	17,337	626

Capital Goods—5.1%
BorgWarner, Inc.	18,505	606
Cooper Industries Ltd., Class A	12,298	491
Intermec, Inc. (a)	24,309	477
J.B. Hunt Transport Services, Inc. (c)	13,050	436
Joy Global, Inc.	10,120	457
Roper Industries, Inc.	5,160	294
Shaw Group, Inc. (a)	6,135	189
Terex Corp. (a)	5,580	170

		3,120

Communications—0.7%
MetroPCS Communications, Inc. (a)	4,600	64
NII Holdings, Inc., Class B (a)	9,334	354

		418

Consumer Discretionary—10.6%
Avon Products, Inc.	32,990	1,372
Foot Locker, Inc.	33,060	534
Gildan Activewear, Inc. (a)(c)	33,635	766
Guess?, Inc.	19,795	689
Kohl’s Corp. (a)	14,630	674
Marriott International, Inc., Class A	10,200	266
Navistar International Corp. (a)	6,200	336
Ross Stores, Inc.	27,655	1,018
Shoppers Drug Mart Corp.	7,635	368
Urban Outfitters, Inc. (a)	15,230	485

		6,508

Consumer Services—5.6%
Apollo Group, Inc., Class A (a)	17,705	1,050
Crown Holdings, Inc. (a)	15,310	340
Owens-Illinois, Inc. (a)	29,255	860
Packaging Corp of America	3,400	79
Quanta Services, Inc. (a)	40,632	1,097

		3,426

Consumer Staples—6.5%
Bunge Ltd.	4,545	287
Clorox Co.	5,870	368
Hansen Natural Corp. (a)(c)	22,420	678
Kroger Co.	37,320	1,026
Molson Coors Brewing Co., Class B	21,075	985
Pepsi Bottling Group, Inc.	11,700	341
Wm. Wrigley Jr. Co.	3,720	296

		3,981

Energy—10.8%
Arch Coal, Inc.	5,045	166
Consol Energy, Inc.	8,590	394
Core Laboratories NV	5,010	508
First Solar, Inc. (a)	415	78
Massey Energy Co.	7,900	282
Murphy Oil Corp.	1,830	117
National-Oilwell Varco, Inc. (a)	9,160	460
Newfield Exploration Co. (a)	9,430	302
Noble Corp.	15,965	701
Noble Energy, Inc.	2,535	141
PetroHawk Energy Corp. (a)	17,900	387
Smith International, Inc.	10,460	613
Southwestern Energy Co. (a)	28,374	867
Sunoco, Inc. (c)	18,030	641
Sunpower Corp., Class A (a)(c)	1,175	83
Suntech Power Holdings Co., Ltd. ADR (a)(c)	9,690	348
Weatherford International Ltd. (a)	22,584	568

		6,656

Environmental Services—1.8%
Republic Services, Inc.	37,115	1,113

Financial Services—7.4%
IntercontinentalExchange, Inc. (a)	4,560	368
Invesco Ltd.	27,855	584
Lazard Ltd., Class A (c)	16,841	720
M&T Bank Corp.	6,105	545
Northern Trust Corp.	14,947	1,079
Progressive Corp.	13,650	238
T. Rowe Price Group, Inc.	4,800	258
Zions Bancorporation (c)	18,899	731

		4,523

Healthcare—14.6%
Allergan, Inc.	17,960	925
Barr Laboratories, Inc. (a)	3,800	248
BioMarin Pharmaceutical, Inc. (a)(c)	12,200	323
Charles River Laboratories International, Inc. (a)	11,675	648
Covance, Inc. (a)	2,500	221
Coventry Health Care, Inc. (a)	18,460	601
DaVita, Inc. (a)	9,535	544
Express Scripts, Inc. (a)	12,815	946
Icon PLC ADR (a)	12,200	467
Illumina, Inc. (a)	15,830	642
ImClone Systems, Inc. (a)	7,160	447
Intuitive Surgical, Inc. (a)	795	192
OSI Pharmaceuticals, Inc. (a)	4,000	197

Schedule of Investments

RCM Mid-Cap Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
Qiagen NV (a)(c)	46,805	$923
Quest Diagnostics, Inc.	12,367	639
Shire Pharmaceuticals Group PLC ADR	6,470	309
St. Jude Medical, Inc. (a)	5,530	240
United Therapeutics Corp. (a)	4,500	473

		8,985

Industrial—0.5%
AGCO Corp. (a)	6,785	289

Materials & Processing—2.6%
Air Products & Chemicals, Inc.	9,095	623
Cleveland-Cliffs, Inc.	2,520	133
Intrepid Potash, Inc. (a)	8,525	257
Precision Castparts Corp.	7,165	565

		1,578

Technology—28.3%
Activision Blizzard, Inc. (a)	71,908	1,110
Akamai Technologies, Inc. (a)(c)	25,635	447
Amazon.com, Inc. (a)	7,065	514
Ametek, Inc.	30,069	1,226
Citrix Systems, Inc. (a)	15,475	391
Cognizant Technology Solutions Corp., Class A (a)	27,510	628
Crown Castle International Corp. (a)	8,990	261
Dolby Laboratories, Inc., Class A (a)	15,150	533
Electronic Arts, Inc. (a)	22,105	818
Energizer Holdings, Inc. (a)	8,695	700
Fiserv, Inc. (a)	15,650	741
Global Payments, Inc.	6,975	313
Intersil Corp., Class A	30,515	506
Intuit, Inc. (a)	8,360	264
Juniper Networks, Inc. (a)	27,545	580
Marvell Technology Group Ltd. (a)	21,920	204
Maxim Integrated Products, Inc.	30,691	556
McAfee, Inc. (a)	25,435	864
MEMC Electronic Materials, Inc. (a)	2,210	63
Microchip Technology, Inc.	20,150	593
National Semi-conductor Corp.	5,135	88
Netapp, Inc. (a)	36,545	666
Omniture, Inc. (a)(c)	27,080	497
ON Semi-conductor Corp. (a)	63,215	427
PMC-Sierra, Inc. (a)	58,780	436
Salesforce.com, Inc. (a)	7,550	365
SBA Communications Corp., Class A (a)(c)	44,331	1,147
Scripps Networks Interactive, Inc., Class A	19,585	711
Thermo Fisher Scientific, Inc. (a)	16,785	923
Xilinx, Inc.	35,920	842

		17,414

Transportation—1.2%
HUB Group, Inc., Class A (a)	19,880	749

Utilities—0.9%
NRG Energy, Inc. (a)(c)	18,250	452
PPL Corp.	3,590	133

		585

Total Common Stock (cost—$67,881)		60,971

SHORT-TERM INVESTMENTS—10.6%

	Principal Amount (000s)
Collateral Invested for Securities on Loan (b)—9.8%
Abbey National Treasury,
2.00% due 10/1/08	$530	530
Barclays Bank,
6.00% due 10/1/08	350	350
BNP Paribas,
5.00% due 10/1/08	350	350
Calyon,
7.00% due 10/1/08	350	350
Danske Bank A/S,
6.00% due 10/1/08	333	333
Deutsche Bank,
0.01% due 10/1/08	422	422
DnB NOR ASA,
6.00% due 10/1/08	350	350
ING Bank NV,
2.00% due 10/1/08	531	531
Lloyds Bank,
4.00% due 10/1/08	350	350
Natixis,
6.00% due 10/1/08	350	350
Nordea Bank PLC,
3.50% due 10/1/08	350	350
Royal Bank of Scotland PLC,
7.00% due 10/1/08	350	350
Societe Generale,
0.01% due 10/1/08	337	337
Svenska Handelsbanken,
3.00% due 10/1/08	530	530
UBS AG,
2.75% due 10/1/08	530	530

		6,013

Schedule of Investments

RCM Mid-Cap Fund

September 30, 2008 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—0.8%
State Street Bank & Trust Co., dated 9/30/08, 1.25%, due 10/1/08, proceeds $522; collateralized by Fannie Mae, 4.33%, due 7/28/11, valued at $534 including accrued interest (cost—$522)	$522	$522

Total Short-Term Investments (cost—$6,535)		6,535

Total Investments (cost—$74,416)—109.8%		67,506

Liabilities in excess of other assets—(9.8)%		(6,020)

Net Assets—100.0%		$61,486

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.
(b)	Securities purchased with cash proceeds from securities on loan.
(c)	All or portion of securities on loan with an aggregate market value of $5,802; cash collateral of $5,996 was received with which the Fund purchased short-term investments.

Glossary:

ADR—American Depositary Receipt

Fair Value Measurements–Effective July 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of obsevable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008, in valuing the Fund’s investments carried at value:

Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$60,971
Level 2 - Other Significant Observable Inputs	6,535
Level 3 - Significant Unobservable Inputs	—

Total	$67,506

Schedule of Investments

RCM Small-Cap Growth Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—93.1%
Aerospace—0.8%
Triumph Group, Inc.	1,181	$54

Capital Goods—5.2%
Amerigon, Inc. (a)	6,370	42
Clean Harbors, Inc. (a)	971	66
Intermec, Inc. (a)	2,595	51
Middleby Corp. (a)(c)	655	35
Snap-On, Inc.	1,675	88
Stanley, Inc. (a)	1,460	54
Titan International, Inc. (c)	1,393	30

		366

Commercial Services—5.5%
American Public Education, Inc. (a)	2,140	103
Forrester Research, Inc. (a)	1,240	36
Parexel International Corp. (a)	2,685	77
Riskmetrics Group, Inc. (a)	2,237	44
Team, Inc. (a)	2,010	72
Wright Express Corp. (a)	1,797	54

		386

Consumer Discretionary—14.5%
Alberto-Culver Co.	1,672	46
American Eagle Outfitters, Inc.	3,690	56
Brown Shoe Co., Inc.	4,537	74
Central European Distribution Corp. (a)	2,055	93
Chattem, Inc. (a)	949	74
Deckers Outdoor Corp. (a)	725	76
Dollar Tree Stores, Inc. (a)	975	35
DTS, Inc. (a)	2,335	65
Finish Line, Class A	3,995	40
Foot Locker, Inc.	1,875	30
Gymboree Corp. (a)	1,715	61
HH Gregg, Inc. (a)	6,630	65
Lululemon Athletica, Inc. (a)(c)	3,268	75
Spartan Stores, Inc. (c)	4,178	104
True Religion Apparel, Inc. (a)	1,465	38
Warnaco Group, Inc. (a)(c)	1,870	85

		1,017

Consumer Services—6.0%
Capella Education Co. (a)	1,052	45
Central European Media Enterprises Ltd., Class A (a)(c)	1,000	65
Factset Research Systems, Inc. (c)	1,747	91
Geo Group, Inc. (a)	2,551	52
HMS Holdings Corp. (a)	2,315	55
Packaging Corp of America	630	15
Silgan Holdings, Inc.	1,287	66
Watson Wyatt Worldwide, Inc., Class A	569	28

		417

Energy—7.2%
Arena Resources, Inc. (a)	1,236	48
Carrizo Oil & Gas, Inc. (a)	1,350	49
Concho Resources, Inc. (a)	2,820	78
Core Laboratories NV	557	56
Dawson Geophysical Co. (a)	1,326	62
Goodrich Petroleum Corp. (a)(c)	965	42
James River Coal Co. (a)	855	19
Parker Drilling Co. (a)(c)	6,145	49
Penn Virginia Corp.	706	38
Rex Energy Corp. (a)	1,955	31
Superior Energy Services (a)	1,090	34

		506

Financial Services—6.7%
Affiliated Managers Group, Inc. (a)	720	60
Alexandria Real Estate Equities, Inc., REIT	570	64
Argo Group International Holdings Ltd. (a)	1,141	42
FCStone Group, Inc. (a)(c)	1,915	34
GFI Group, Inc.	8,345	39
PrivateBancorp, Inc.	1,725	72
Stifel Financial Corp. (a)	960	48
Tower Group, Inc.	2,420	57
Zenith National Insurance Corp.	1,460	54

		470

Healthcare—18.6%
Abiomed, Inc. (a)	2,080	37
Alliance Imaging, Inc. (a)	3,375	35
Amedisys, Inc. (a)(c)	1,495	73
BioMarin Pharmaceutical, Inc. (a)(c)	1,590	42
Celera Corp. (a)	4,889	75
Conceptus, Inc. (a)(c)	2,175	36
Eurand NV (a)	4,093	74
Genoptix, Inc. (a)	2,095	68
Icon PLC ADR (a)	1,614	62
Illumina, Inc. (a)	2,240	91
Immucor, Inc. (a)	2,252	72
Masimo Corp. (a)(c)	1,315	49
Natus Medical, Inc. (a)	2,278	52
OSI Pharmaceuticals, Inc. (a)	850	42
PSS World Medical, Inc. (a)(c)	3,575	70
Psychiatric Solutions, Inc. (a)	2,215	84
Sun Healthcare Group, Inc. (a)	5,250	77
United Therapeutics Corp. (a)	657	69
Volcano Corp. (a)	3,958	68
Wright Medical Group, Inc. (a)	2,325	71

Schedule of Investments

RCM Small-Cap Growth Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
Zoll Medical Corp. (a)	1,680	$55

		1,302

Industrial—0.7%
Actuant Corp., Class A	1,835	46

Materials & Processing—0.8%
Kaydon Corp.	1,240	56

Technology—19.8%
Blackboard, Inc. (a)	371	15
Data Domain, Inc. (a)(c)	1,645	37
Entegris, Inc. (a)	7,185	35
Intersil Corp., Class A	2,940	49
JDA Software Group, Inc. (a)	5,245	80
MedAssets, Inc. (a)	2,840	49
MICROS Systems, Inc. (a)	3,160	84
Microsemi Corp. (a)(c)	1,715	44
Monolithic Power Systems, Inc. (a)	3,155	55
Netlogic Microsystems, Inc. (a)	1,487	45
Nuance Communications, Inc. (a)	3,585	44
Omniture, Inc. (a)	3,275	60
ON Semi-conductor Corp. (a)	12,470	84
Pericom Semiconductor Corp. (a)	4,001	42
Phase Forward, Inc. (a)	1,710	36
Progress Software Corp. (a)	3,470	90
Quest Software, Inc. (a)	4,200	53
SkillSoft PLC ADR (a)	5,090	53
Solera Holdings, Inc. (a)	2,910	83
SYKES Enterprises, Inc. (a)	3,095	68
Varian Semi-conductor Equipment Associates, Inc. (a)	2,125	53
VeriFone Holdings, Inc. (a)	3,700	61
Verigy Ltd. (a)	5,525	90
Vocus, Inc. (a)	2,209	75

		1,385

Telecommunications—3.4%
Centennial Communications Corp. (a)	8,285	52
Comtech Telecommunications Corp. (a)	1,300	64
NTELOS Holdings Corp.	2,323	62
Switch & Data Facilities Co., Inc. (a)	4,795	60

		238

Transportation—2.6%
Atlas Air Worldwide Holdings, Inc. (a)	1,316	53
Forward Air Corp. (c)	2,095	57
Gulfmark Offshore, Inc. (a)	1,650	74

		184

Utilities—1.3%
Avista Corp.	4,315	94

Total Common Stock (cost—$6,737)		6,521

SHORT-TERM INVESTMENTS—17.0%

	Principal Amount (000s)
Collateral Invested for Securities on Loan (b)—9.9%
Abbey National Treasury,
2.00% due 10/1/08	$57	57
Barclays Bank,
6.00% due 10/1/08	36	36
BNP Paribas,
5.00% due 10/1/08	36	36
Calyon,
7.00% due 10/1/08	36	36
Danske Bank A/S,
6.00% due 10/1/08	36	36
Deutsche Bank,
0.01% due 10/1/08	81	81
DnB NOR ASA,
6.00% due 10/1/08	36	36
ING Bank NV,
2.00% due 10/1/08	57	57
Lloyds Bank,
4.00% due 10/1/08	36	36
Natixis,
6.00% due 10/1/08	35	35
Nordea Bank PLC,
3.50% due 10/1/08	35	35
Royal Bank of Scotland PLC,
7.00% due 10/1/08	35	35
Societe Generale,
0.01% due 10/1/08	65	65
Svenska Handelsbanken,
3.00% due 10/1/08	57	57
UBS AG,
2.75% due 10/1/08	57	57

		695

Schedule of Investments

RCM Small-Cap Growth Fund

September 30, 2008 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—7.1%
State Street Bank & Trust Co., dated 9/30/08, 1.25%, due 10/1/08, proceeds $497; collateralized by Fannie Mae, 4.33%, due 7/28/11, valued at $509 including accrued interest (cost—$497)	$497	$497

Total Short-Term Investments (cost—$1,192)		1,192

Total Investments (cost—$7,929)—110.1%		7,713

Liabilities in excess of other assets—(10.1)%		(708)

Net Assets—100.0%		$7,005

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.
(b)	Securities purchased with cash proceeds from securities on loan.
(c)	All or portion of securities on loan with an aggregate market value of $664; cash collateral of $693 was received with which the Fund purchased short-term investments.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Fair Value Measurements–Effective July 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of obsevable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008, in valuing the Fund’s investments carried at value:

Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$6,521
Level 2 - Other Significant Observable Inputs	1,192
Level 3 - Significant Unobservable Inputs	—

Total	$7,713

Schedule of Investments

RCM Strategic Growth Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—84.1%
Aerospace—0.5%
General Dynamics Corp.	362	$27

Building/Construction—0.6%
Toll Brothers, Inc. (b)	1,300	33

Capital Goods—0.9%
Deere & Co. (a)	513	25
Fluor Corp. (a)	389	22

		47

Chemicals—0.3%
CF Industries Holdings, Inc.	173	16

Commercial Services—0.6%
Pharmaceutical Product Development, Inc.	693	29

Computers—0.5%
Data Domain, Inc. (b)	1,225	27

Consumer Discretionary—11.5%
Avon Products, Inc. (a)	2,289	95
CVS Corp. (a)	3,140	106
GameStop Corp., Class A (a)(b)	1,925	66
Macrovision Solutions Corp. (b)	858	13
McDonald’s Corp. (a)	2,445	151
Wal-Mart Stores, Inc. (a)	2,693	161
Walt Disney Co.	488	15

		607

Consumer Services—0.6%
Quanta Services, Inc. (a)(b)	1,145	31

Consumer Staples—3.7%
Coca-Cola Co. (a)	1,756	93
Colgate-Palmolive Co. (a)	1,364	103

		196

Energy—10.9%
Concho Resources, Inc. (a)(b)	2,010	55
First Solar, Inc. (a)(b)	396	75
Marathon Oil Corp.	375	15
National-Oilwell Varco, Inc. (a)(b)	1,441	72
Peabody Energy Corp.	437	20
Schlumberger Ltd. (a)	1,519	119
Southwestern Energy Co. (a)(b)	2,560	78
Sunpower Corp., Class A (a)(b)	1,281	91
Weatherford International Ltd. (b)	1,845	46

		571

Financial Services—12.1%
Bank of America Corp.	580	20
Charles Schwab Corp.	4,235	110
Citigroup, Inc. (a)	648	13
Goldman Sachs Group, Inc.	1,000	128
IntercontinentalExchange, Inc. (a)(b)	674	54
Invesco Ltd.	1,945	41
Morgan Stanley (a)	6,200	143
Northern Trust Corp. (a)	1,077	78
U.S. Bancorp	1,415	51

		638

Healthcare—9.4%
Abbott Laboratories	1,173	67
Aetna, Inc.	1,520	55
Allergan, Inc.	751	39
Barr Laboratories, Inc. (a)(b)	1,220	80
Celgene Corp. (b)	777	49
Covidien Ltd.	721	39
Gilead Sciences, Inc. (a)(b)	2,264	103
St. Jude Medical, Inc. (a)(b)	675	29
Teva Pharmaceutical Industries Ltd. ADR	720	33

		494

Hotels/Gaming—0.3%
MGM Mirage, Inc. (b)	620	18

Materials & Processing—4.8%
Air Products & Chemicals, Inc.	521	36
Cleveland-Cliffs, Inc. (a)	985	52
Monsanto Co. (a)	1,388	137
Precision Castparts Corp. (a)	341	27

		252

Oil & Gas—3.3%
Exxon Mobil Corp.	852	66
Transocean, Inc. (a)(b)	956	105

		171

Technology—23.1%
Activision Blizzard, Inc. (a)(b)	6,644	103
Adobe Systems, Inc. (b)	440	17
Amazon.com, Inc. (b)	750	55
American Tower Corp., Class A (b)	1,431	51
Apple, Inc. (a)(b)	1,081	123
Corning, Inc.	900	14
Crown Castle International Corp. (b)	1,130	33
Google, Inc., Class A (a)(b)	281	113
Intel Corp. (a)	4,420	83
Itron, Inc. (b)	704	62
Maxim Integrated Products, Inc.	2,675	48
Microsoft Corp. (a)	6,570	175
Nuance Communications, Inc. (b)	1,475	18
Omniture, Inc. (b)	1,141	21

Schedule of Investments

RCM Strategic Growth Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
Oracle Corp. (b)	3,810	$77
QUALCOMM, Inc. (a)	2,261	97
Riverbed Technology, Inc. (b)	600	8
Salesforce.com, Inc. (a)(b)	866	42
Thermo Fisher Scientific, Inc. (b)	804	44
Waters Corp. (b)	487	28

		1,212

Telecommunications—1.0%
AT&T, Inc.	941	26
SBA Communications Corp., Class A (b)	1,079	28

		54

Total Common Stock (cost—$4,761)		4,423

U.S. TREASURY BILLS—18.8%

	Principal Amount (000s)
U.S. Treasury Bills
0.01%-1.68%, 10/23/08-12/26/08 (cost—$994)	$995	989

OPTIONS PURCHASED (b)—1.3%

	Contracts
Call Options—0.6%
Air Products & Chemicals (CBOE),
strike price $75, expires 1/17/09	5	2
Apollo Group, Inc. (CBOE),
strike price $50, expires 11/22/08	16	19
Coventry Health Care (CBOE),
strike price $40, expires 10/18/08	39	1
Electronic Arts, Inc. (CBOE),
strike price $60, expires 1/16/10	3	—	(c)
Genentech, Inc. (CBOE),
strike price $120, expires 1/17/09	30	—	(c)
Intel Corp. (CBOE),
strike price $30, expires 1/17/09	42	—	(c)
Republic Services, Inc. (CBOE),
strike price $35, expires 1/17/09	44	5
Riverbed Technology, Inc. (CBOE),
strike price $15, expires 12/20/08	25	2
strike price $17.50, expires 12/20/08	61	3
Salesforce.com, Inc. (CBOE),
strike price $70, expires 1/16/10	6	2
Schering-Plough Corp. (CBOE),
strike price $30, expires 1/17/09	11	—	(c)

		34

Put Options—0.7%
Monsanto Co. (CBOE),
strike price $140, expires 1/17/09	8	35

Total Options Purchased (cost—$94)		69

Total Investments before options written and securities sold short (cost—$5,849)—104.2%		5,481

OPTIONS WRITTEN (b)—(8.9)%
Call Options—(4.0)%
Activision Blizzard, Inc. (CBOE),
strike price $18.75, expires 1/17/09	20	(1)
American Tower Corp. (CBOE),
strike price $50, expires 1/17/09	4	—	(c)
Apollo Group, Inc. (CBOE),
strike price $70, expires 11/22/08	16	(4)
Apple, Inc. (CBOE),
strike price $210, expires 1/17/09	9	—	(c)
Celgene Corp. (CBOE),
strike price $70, expires 1/17/09	7	(3)
Cleveland-Cliffs, Inc. (CBOE),
strike price $60, expires 10/18/08	6	(2)
Concho Resources, Inc. (CBOE),
strike price $40, expires 12/20/08	6	(1)
CVS Corp. (CBOE),
strike price $42.50, expires 11/22/08	7	—	(c)
First Solar, Inc. (CBOE),
strike price $310, expires 12/20/08	1	—	(c)
GameStop Corp. (CBOE),
strike price $45, expires 1/17/09	19	(2)
Goldman Sachs Group, Inc. (CBOE),
strike price $60, expires 10/18/08	10	(69)
Google, Inc. (CBOE),
strike price $690, expires 1/17/09	2	—	(c)
Intel Corp. (CBOE),
strike price $35, expires 1/17/09	42	—	(c)
McDonald’s Corp. (CBOE),
strike price $65, expires 1/17/09	12	(3)
MEMC Electronic Materials, Inc. (CBOE),
strike price $75, expires 1/17/09	7	—	(c)
MGM Mirage, Inc. (CBOE),
strike price $55, expires 1/17/09	6	—	(c)
Microsoft Corp. (CBOE),
strike price $27.50, expires 1/17/09	63	(11)
Monsanto Co. (CBOE),
strike price $170, expires 1/17/09	15	(1)

Schedule of Investments

RCM Strategic Growth Fund

September 30, 2008 (unaudited)

	Contracts	Value* (000s)
Morgan Stanley (CBOE),
strike price $7.50, expires 10/18/08	62	$(100)
Oracle Corp. (CBOE),
strike price $22.50, expires 1/17/09	41	(3)
Qualcomm, Inc. (CBOE),
strike price $55, expires 1/17/09	7	— (c)
Republic Services, Inc. (CBOE),
strike price $40, expires 1/17/09	44	(1)
Research In Motion Ltd. (CBOE),
strike price $135, expires 1/17/09	14	(1)
Riverbed Technology, Inc. (CBOE),
strike price $20, expires 12/20/08	25	— (c)
strike price $22.50, expires 12/20/08	61	(1)
Salesforce.com, Inc. (CBOE),
strike price $85, expires 1/17/09	6	— (c)
Schering-Plough Corp. (CBOE),
strike price $35, expires 1/17/09	11	— (c)
Shire Pharmaceuticals Group PLC ADR (CBOE),
strike price $60, expires 1/17/09	5	— (c)
SPDR Trust Series 1 (CBOE),
strike price $130, expires 11/22/08	13	(1)
strike price $136, expires 12/20/08	40	(3)
SunPower Corp. (CBOE),
strike price $120, expires 12/20/08	6	(1)
Wal-Mart Stores, Inc. (CBOE),
strike price $65, expires 3/21/09	24	(6)

		(214)

Put Options—(4.9)%
Activision Blizzard, Inc. (CBOE),
strike price $13.75, expires 1/17/09	34	(6)
Air Products & Chemicals (CBOE),
strike price $65, expires 1/17/09	5	(3)
Amazon.com, Inc. (CBOE),
strike price $65, expires 1/17/09	30	(17)
Apollo Group, Inc. (CBOE),
strike price $40, expires 1/17/09	16	(2)
Apple, Inc. (CBOE),
strike price $70, expires 1/16/10	8	(6)
Baidu.com, Inc. (CBOE),
strike price $230, expires 1/17/09	3	(9)
Coca-Cola Bottling Co. United, Inc. (CBOE),
strike price $50, expires 1/17/09	18	(4)
Corning, Inc. (CBOE),
strike price $20, expires 1/17/09	11	(5)
Coventry Health Care (CBOE),
strike price $30, expires 1/17/09	39	(10)
Electronic Arts, Inc. (CBOE),
strike price $45, expires 1/16/10	3	(4)
EMC Corp. (CBOE),
strike price $15, expires 1/17/09	10	(4)
GameStop Corp. (CBOE),
strike price $35, expires 1/17/09	18	(8)
Google, Inc. (CBOE),
strike price $460, expires 1/17/09	5	(35)
Macrovision Solutions Corp. (CBOE),
strike price $15, expires 1/17/09	16	(3)
MGM Mirage, Inc. (CBOE),
strike price $45, expires 1/17/09	7	(14)
Monsanto Co. (CBOE),
strike price $85, expires 1/17/09	15	(10)
Nordstrom, Inc. (CBOE),
strike price $25, expires 1/17/09	44	(10)
Oil Services HLDRS (OTC),
strike price $190, expires 1/17/09	3	(15)
Oracle Corp. (CBOE),
strike price $17.50, expires 1/17/09	17	(1)
Qualcomm, Inc. (CBOE),
strike price $37.50, expires 10/18/08	4	— (c)
Republic Services, Inc. (CBOE),
strike price $30, expires 1/17/09	69	(18)
Research In Motion Ltd. (CBOE),
strike price $80, expires 1/17/09	12	(22)
Riverbed Technology, Inc. (CBOE),
strike price $12.50, expires 12/20/08	86	(15)
S&P 500 Index (CBOE),
strike price $22, expires 11/19/08	79	(5)
Salesforce.com, Inc. (CBOE),
strike price $50, expires 1/16/10	4	(5)
Schering-Plough Corp. (CBOE),
strike price $25, expires 1/17/09	14	(10)
SPDR Trust Series 1 (CBOE),
strike price $110, expires 12/20/08	27	(13)
SunPower Corp. (CBOE),
strike price $65, expires 12/20/08	3	(3)

		(257)

Total Options Written (premiums received—$451)		(471)

SECURITIES SOLD SHORT—(2.7)%

	Shares
Consumer Discretionary—(0.9)%
Brinker International, Inc.	310	(5)
Chipotle Mexican Grill, Inc., Class A (b)	86	(5)
Darden Restaurants, Inc.	180	(5)
Williams-Sonoma, Inc.	1,525	(25)
Yum! Brands, Inc.	175	(6)

		(46)

Schedule of Investments

RCM Strategic Growth Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
Exchange-Traded Funds—(1.8)%
Powershares QQQ Trust	685	$(26)
SPDR Trust Series 1, UNIT	585	(68)

		(94)

Total Securities Sold Short (proceeds—$151)		(140)

Total Investments net of options written and securities sold short (cost—$5,247)—92.6%		4,870

Other assets less other liabilities—7.4%		392

Net Assets—100.0%		$5,262

Notes to Schedule of Investments:

(a)	All or partial amount segregated as collateral for options written and securities sold short.
(b)	Non-income producing.
(c)	Amount is less than $500.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

OTC—Over-the-Counter

UNIT—More than one class of securities traded together.

Fair Value Measurements–Effective July 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of obsevable inputs and minimized the use of unobservable inputs. The Fund utilized the fair value technique of option adjusted spread pricing.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008, in valuing the Fund’s investments carried at value:

Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$3,889
Level 2 - Other Significant Observable Inputs	961
Level 3 - Significant Unobservable Inputs	—

Total	$4,870

Schedule of Investments

RCM Technology Fund

September 30, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—80.8%
Capital Goods—0.6%
ABB Ltd. (c)	300,000	$5,813
Fluor Corp.	1,000	56

		5,869

Chemicals—0.5%
Monsanto Co.	51,000	5,048

Consumer Discretionary—1.0%
Nintendo Co., Ltd.	25,200	10,689

Consumer Services—2.6%
Accenture Ltd., Class A	296,525	11,268
Capita Group PLC	1,204,570	14,991

		26,259

Energy—3.0%
First Solar, Inc. (c)	54,675	10,329
Renewable Energy Corp. AS (c)	100	2
Sunpower Corp., Class A (c)(e)	95,998	6,809
Suntech Power Holdings Co., Ltd. ADR (c)(e)	354,170	12,704

		29,844

Machinery—0.0%
Flowserve Corp.	1,000	89

Technology—70.3%
Activision Blizzard, Inc. (b)(c)	893,930	13,793
Adobe Systems, Inc. (c)	268,065	10,581
Akamai Technologies, Inc. (c)	4,100	71
Alibaba.com Ltd. (c)	1,000	1
Amazon.com, Inc. (b)(c)	332,100	24,164
Amphenol Corp., Class A	54,610	2,192
Analog Devices, Inc.	80,530	2,122
Apple, Inc. (b)(c)	80,800	9,184
Ariba, Inc. (c)(e)	215,145	3,040
Baidu.com ADR (b)(c)	42,507	10,552
CA, Inc.	116,650	2,328
Cognizant Technology Solutions Corp., Class A (b)(c)	1,105,500	25,239
Comcast Corp., Class A	1,250,300	24,543
Cree, Inc. (c)(e)	59,170	1,348
Ctrip.com International Ltd. ADR	1,000	39
Data Domain, Inc. (c)(e)	1,046,385	23,303
Dell, Inc. (b)(c)	197,600	3,256
DIRECTV Group, Inc. (c)(e)	366,930	9,603
Electronic Arts, Inc. (c)	7,172	265
EMC Corp. (b)(c)	165,535	1,980
Energy Conversion Devices, Inc. (c)(e)	96,819	5,640
Equinix, Inc. (c)(e)	110,185	7,653
Google, Inc., Class A (b)(c)	96,880	38,802
Hewlett-Packard Co. (b)	1,641,335	75,895
Hynix Semiconductor, Inc. (c)	297,000	4,921
Intel Corp. (b)	1,205,382	22,577
International Business Machines Corp. (b)	389,400	45,544
Intersil Corp., Class A	51,490	854
Itron, Inc. (c)	118,795	10,517
Juniper Networks, Inc. (b)(c)	1,258,885	26,525
Linear Technology Corp. (e)	239,375	7,339
Longtop Financial Technologies Ltd. ADR (c)(e)	187,186	2,637
McAfee, Inc. (b)(c)	663,765	22,541
Micron Technology, Inc. (c)	127,500	516
Microsoft Corp. (b)	2,759,730	73,657
Netease.com, Inc. ADR (c)(e)	89,900	2,050
Netflix, Inc. (c)(e)	134,880	4,165
Nuance Communications, Inc. (c)	775,220	9,450
Omniture, Inc. (c)(e)	260,400	4,781
ON Semi-conductor Corp. (c)(e)	2,657,005	17,961
Oracle Corp. (b)(c)	1,947,310	39,550
Perfect World Co., Ltd. ADR (c)(e)	231,130	5,187
QUALCOMM, Inc. (b)	568,130	24,413
Research In Motion Ltd. (b)(c)	86,100	5,881
Riverbed Technology, Inc. (c)(e)	1,886,810	23,623
Salesforce.com, Inc. (b)(c)	544,555	26,356
SAP AG ADR (e)	97,460	5,207
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	100	1
Tencent Holdings Ltd.	2,479,783	18,126
Texas Instruments, Inc.	311,800	6,704

		706,677

Telecommunications—2.8%
American Tower Corp., Class A (c)	437,725	15,745
AT&T, Inc.	121,500	3,392
Bharti Airtel Ltd. (c)	1,000	17
Cisco Systems, Inc. (c)	200,567	4,525
CommScope, Inc. (c)(e)	128,830	4,463

		28,142

Total Common Stock (cost—$865,102)		812,617

EXCHANGE TRADED FUND—0.2%
Biotech HOLDRs Trust (cost—$1,866)	9,815	1,795

Schedule of Investments

RCM Technology Fund

September 30, 2008 (unaudited)

	Principal Amount (000s)	Value* (000s)
SHORT-TERM INVESTMENTS—26.9%
Collateral Invested for Securities on Loan (d)—9.8%
Abbey National Treasury,
2.00% due 10/1/08	$9,012	$9,012
Barclays Bank,
6.00% due 10/1/08	5,423	5,423
BNP Paribas,
5.00% due 10/1/08	5,423	5,423
Calyon,
7.00% due 10/1/08	4,932	4,932
Deutsche Bank,
0.01% due 10/1/08	10,868	10,868
DnB NOR ASA,
6.00% due 10/1/08	5,423	5,423
ING Bank NV,
2.00% due 10/1/08	9,012	9,012
Lloyds Bank,
4.00% due 10/1/08	5,423	5,423
Natixis,
6.00% due 10/1/08	5,423	5,423
Nordea Bank PLC,
3.50% due 10/1/08	5,423	5,423
Royal Bank of Scotland PLC,
7.00% due 10/1/08	5,423	5,423
Societe Generale,
0.01% due 10/1/08	8,687	8,687
Svenska Handelsbanken,
3.00% due 10/1/08	9,012	9,012
UBS AG,
2.75% due 10/1/08	9,012	9,012

		98,496

Repurchase Agreement—17.1%
State Street Bank & Trust Co., dated 9/30/08, 1.25%, due 10/1/08, proceeds $171,995; collateralized by Federal Home Loan Bank Discount Notes, 1.841%-2.657%, due 11/19/08-11/21/08, valued at $175,432 including accrued interest (cost—$171,989)	171,989	171,989

Total Short-Term Investments (cost—$270,485)		270,485

	Contracts
OPTIONS PURCHASED (c)—0.3%
Call Options—0.3%
AMEX Biotech Index (OTC),
strike price $820, expires 10/18/08	160	117
Google, Inc. (CBOE),
strike price $500, expires 1/17/09	123	491
Hewlett-Packard Co. (CBOE),
strike price $47.50, expires 2/21/09	1,746	593
Microsoft Corp. (CBOE),
strike price $27.50, expires 1/17/09	4,710	834
Qualcomm, Inc. (CBOE),
strike price $45, expires 1/16/10	989	707

Total Options Purchased (cost—$2,936)		2,742

Total Investments before options written and securities sold short (cost—$1,140,389)—108.2%		1,087,639

OPTIONS WRITTEN (c)—(1.4)%
Call Options—(0.3)%
AMEX Biotech Index (OTC),
strike price $840, expires 10/18/08	160	(53)
Dell, Inc. (CBOE),
strike price $25, expires 1/17/09	3,138	(47)
Equinix, Inc. (CBOE),
strike price $85, expires 1/17/09	358	(124)
Hewlett-Packard Co. (CBOE),
strike price $50, expires 11/22/08	2,382	(241)
strike price $50, expires 1/17/09	7,214	(1,443)
Juniper Networks, Inc. (CBOE),
strike price $28, expires 1/17/09	3,843	(192)
strike price $30, expires 1/17/09	2,384	(72)
McAfee, Inc. (CBOE),
strike price $40, expires 12/20/08	1,774	(133)
Microsoft Corp. (CBOE),
strike price $30, expires 1/17/09	10,544	(843)

		(3,148)

Put Options—(1.1)%
AMEX Biotech Index (OTC),
strike price $750, expires 10/18/08	160	(154)
Apple, Inc. (CBOE),
strike price $80, expires 1/16/10	1,864	(2,119)
AT&T, Inc. (CBOE),
strike price $27.50, expires 10/18/08	7,081	(623)
Corning, Inc. (CBOE),
strike price $17.50, expires 1/17/09	3,800	(1,102)

Schedule of Investments

RCM Technology Fund

September 30, 2008 (unaudited)

	Contracts	Value* (000s)
Google, Inc. (CBOE),
strike price $400, expires 1/17/09	123	$(458)
Hewlett-Packard Co. (CBOE),
strike price $42.50, expires 2/21/09	1,746	(428)
Intel Corp. (CBOE),
strike price $17.50, expires 1/17/09	11,226	(1,347)
Jabil Circuit, Inc. (CBOE),
strike price $10, expires 10/18/08	2,461	(295)
Microsoft Corp. (CBOE),
strike price $24, expires 1/17/09	17,595	(2,534)
strike price $25, expires 10/18/08	10,140	(466)
Monster Worldwide, Inc. (CBOE),
strike price $17.50, expires 12/20/08	1,264	(430)
Qualcomm, Inc. (CBOE),
strike price $35, expires 1/16/10	989	(425)

		(10,381)

Total Options Written (premiums received—$17,290)		(13,529)

SECURITIES SOLD SHORT—(3.1)%

	Shares
Chemicals—(0.1)%
Syngenta AG	3,060	(646)

Consumer Services—(0.2)%
Monster Worldwide, Inc. (c)	167,000	(2,490)

Energy—(0.2)%
Solar World AG	27,540	(1,159)
Yingli Green Energy Holding Co., Ltd. ADR (c)	44,920	(495)

		(1,654)

Technology—(2.6)%
Blue Coat Systems, Inc. (c)	65,172	(925)
Expedia, Inc. (c)	103,700	(1,567)
F5 Networks, Inc. (c)	103,875	(2,429)
Infosys Technologies Ltd. ADR	132,200	(4,403)
Jabil Circuit, Inc.	197,695	(1,886)
Lenovo Group Ltd.	1,746,000	(771)
Nidec Corp.	103,500	(6,367)
priceline.com, Inc. (c)	69,625	(4,764)
Samsung Electronics Co., Ltd. GDR (f)	13,680	(3,064)
Sun Microsystems, Inc. (c)	59,040	(449)

		(26,625)

Total Securities Sold Short (proceeds—$37,497)		(31,415)

Total Investments net of options written and securities sold short (cost—$1,085,602) (a)—103.7%		1,042,695

Other liabilities in excess of other assets—(3.7)%		(37,603)

Net Assets—100.0%		$1,005,092

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $45,616, representing 4.54% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.
(b)	All or partial amount segregated as collateral for options written and securities sold short.
(c)	Non-income producing.
(d)	Securities purchased with cash proceeds from securities on loan.
(e)	All or portion of securities on loan with an aggregate market value of $93,753; cash collateral of $97,628 was received with which the Fund purchased short-term investments.
(f)	144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

GDR—Global Depositary Receipt

OTC—Over-the-Counter

Fair Value Measurements–Effective July 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of obsevable inputs and minimized the use of unobservable inputs. The Fund utilized the fair value technique of option adjusted spread pricing.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008, in valuing the Fund’s investments carried at value:

Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$726,680
Level 2 - Other Significant Observable Inputs	316,015
Level 3 - Significant Unobservable Inputs	—

Total	$1,042,695

Schedule of Investments

RCM Wellness Fund (formerly RCM Healthcare Fund)

September 30, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—96.2%
Consumer Staples—4.4%
Colgate-Palmolive Co.	27,800	$2,095
Nestle S.A.	18,775	811

		2,906

Healthcare—86.6%
Abbott Laboratories	67,855	3,907
Abiomed, Inc. (b)	27,255	484
Allergan, Inc.	16,300	839
Amgen, Inc. (b)	34,275	2,032
Amylin Pharmaceuticals, Inc. (b)(d)	66,100	1,337
Barr Laboratories, Inc. (b)	38,550	2,517
BAYER AG	41,085	3,009
Charles River Laboratories International, Inc. (b)	30,800	1,710
Covance, Inc. (b)	22,935	2,028
Covidien Ltd.	62,585	3,365
CSL Ltd.	81,014	2,454
Enteromedics, Inc. (b)	75,233	242
Genentech, Inc. (b)	39,800	3,530
Gilead Sciences, Inc. (b)	58,520	2,667
Human Genome Sciences, Inc. (b)(d)	66,759	424
Icon PLC ADR (b)	40,290	1,541
Illumina, Inc. (b)(d)	21,600	875
ImClone Systems, Inc. (b)	23,100	1,442
Keryx Biopharmaceuticals, Inc. (b)	182,284	64
Medco Health Solutions, Inc. (b)	72,405	3,258
Medtronic, Inc.	29,700	1,488
Merck KGaA	17,140	1,828
Myriad Genetics, Inc. (b)	4,400	286
OSI Pharmaceuticals, Inc. (b)(d)	18,520	913
Protalix Biotherapeutics, Inc. (b)	77,000	172
Qiagen NV (b)(d)	72,584	1,432
Regeneron Pharmaceuticals, Inc. (b)	15,895	347
Roche Holdings AG	21,100	3,303
Schering-Plough Corp.	123,250	2,276
Seattle Genetics, Inc. (b)	13,843	148
Shionogi & Co., Ltd.	82,000	1,661
Shoppers Drug Mart Corp.	33,675	1,625
Teva Pharmaceutical Industries Ltd. ADR (d)	51,635	2,364
TranS1, Inc. (b)(d)	36,120	357
United Therapeutics Corp. (b)	4,900	515
Vertex Pharmaceuticals, Inc. (b)	6,160	205
Wright Medical Group, Inc. (b)	26,757	815
XenoPort, Inc. (b)	6,163	299
Xtent, Inc. (b)(d)	29,245	40

		57,799

Technology—5.2%
Thermo Fisher Scientific, Inc. (b)	63,360	3,485

Total Common Stock (cost—$66,101)		64,190

SHORT-TERM INVESTMENTS—12.1%

	Principal Amount (000s)
Collateral Invested for Securities on Loan (c)—10.0%
Abbey National Treasury,
2.00% due 10/1/08	$483	483
Barclays Bank,
6.00% due 10/1/08	300	300
BNP Paribas,
5.00% due 10/1/08	300	300
Calyon,
7.00% due 10/1/08	300	300
Danske Bank A/S,
6.00% due 10/1/08	719	719
Deutsche Bank,
0.01% due 10/1/08	893	893
DnB NOR ASA,
6.00% due 10/1/08	299	299
ING Bank NV,
2.00% due 10/1/08	483	483
Lloyds Bank,
4.00% due 10/1/08	299	299
Natixis,
6.00% due 10/1/08	299	299
Nordea Bank PLC,
3.50% due 10/1/08	299	299
Royal Bank of Scotland PLC,
7.00% due 10/1/08	299	299
Societe Generale,
0.01% due 10/1/08	714	714
Svenska Handelsbanken,
3.00% due 10/1/08	483	483
UBS AG,
2.75% due 10/1/08	483	483

		6,653

Schedule of Investments

RCM Wellness Fund (formerly RCM Healthcare Fund)

September 30, 2008 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—2.1%
State Street Bank & Trust Co., dated 9/30/08, 1.25%, due 10/1/08, proceeds $1,400; collateralized by Freddie Mac Discount Note, 2.883%, due 11/17/08, valued at $1,430 including accrued interest (cost—$1,400)	$1,400	$1,400

Total Short-Term Investments (cost—$8,053)		8,053

OPTIONS PURCHASED (b)—0.6%

	Contracts
Call Options—0.6%
Genentech, Inc. (CBOE),
strike price $80, expires 1/17/09	243	316
strike price $100, expires 1/17/09	245	71
strike price $120, expires 1/17/09	728	7

Total Options Purchased (cost—$203)		394

Total Investments (cost—$74,357) (a)—108.9%		72,637

Liabilities in excess of other assets—(8.9)%		(5,938)

Net Assets—100.0%		$66,699

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $13,066, representing 19.59% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.
(c)	Securities purchased with cash proceeds from securities on loan.
(d)	All or portion of securities on loan with an aggregate market value of $5,864; cash collateral of $6,117 was received with which the Fund purchased short-term investments.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

Fair Value Measurements–Effective July 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of obsevable inputs and minimized the use of unobservable inputs. The Fund utilized the fair value technique of estimating the price that would have prevailed in a liquid market for international equities given information available at the time of evaluation and option adjusted spread pricing.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008, in valuing the Fund’s investments carried at value:

Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$49,893
Level 2 - Other Significant Observable Inputs	22,744
Level 3 - Significant Unobservable Inputs	—

Total	$72,637

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Funds’ shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares. The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold. The Funds’ NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or other assets may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Funds’ NAV is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by a third-party vendor. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the Funds’ NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Funds.

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3 (d) under the Act (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds

By	/s/ E. Blake Moore, Jr.
President & Chief Executive Officer

Date: December 1, 2008

By	/s/ Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer

Date: December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ E. Blake Moore, Jr.
President & Chief Executive Officer

Date: December 1, 2008

By	/s/ Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer

Date: December 1, 2008